As filed with the Securities and Exchange Commission on January 19, 2024
File No. 333-274946
File No. 811-23907

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒
Post-Effective Amendment No. 1
☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 3
☒
HARBOR FUNDS II
(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606
(Address of Principal Executive Offices)
(312) 443-4400
(Registrant’s Telephone Number, including Area Code)

CHARLES F. MCCAIN, ESQ. Harbor Funds II 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box)
☒
immediately upon filing pursuant to paragraph (b)
☐
on     pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on     pursuant to paragraph (a)(1)
☐
75 days after filing pursuant to paragraph (a)(2)
☐
on     pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
Harbor Funds II
January 19, 2024
Harbor Funds II	Retirement Class	Institutional Class

Embark Commodity Strategy Fund	ECSQX	ECSWX
Embark Small Cap Equity Fund	ESCQX	ESCWX
The Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

No financial highlights exist for Embark Commodity Strategy Fund or Embark Small Cap Equity Fund, which had not commenced operations as of the date of this Prospectus.

Embark Commodity Strategy Fund

Fund Summary
Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Institutional Class
Management Fees	0.66%	0.66%
Distribution and Service (12b-1) Fees	None	None
Other Expenses[1]	0.21%	0.29%
Total Annual Fund Operating Expenses	0.87%	0.95%
Expense Reimbursement	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	0.71%	0.79%
1 “Other Expenses” are estimated for the current fiscal year.
2 The Advisor has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.71% and 0.79% for the Retirement and Institutional share classes, respectively, through February 28, 2025. Only the Fund’s Board of Trustees may modify or terminate this agreement.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense reimbursement arrangement only for the contractual period). Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years
Retirement Class	$73	$262
Institutional Class	$81	$288

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other financial instruments (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus and no portfolio turnover rate existed at the time of this publication.
Principal Investment Strategy
The Fund seeks to provide exposure to commodities markets by investing in commodity-linked instruments across various commodity sectors either directly or through its investments in its Subsidiaries (as defined below). Commodities are tangible assets such as agricultural products, oil or metals. Generally, the Fund gains exposure to commodities by investing, through its Subsidiaries (as defined below), in commodity-linked derivative instruments, which include long and short positions in commodity futures contracts and commodity-linked swaps. A commodity futures contract is a legal agreement to buy or sell a particular commodity at a predetermined price at a specified time in the future. A commodity-linked swap is an over-the-counter (“OTC”) derivative instrument whereby payments are exchanged between the counterparties based upon the price of the underlying asset (such as a commodity or commodity index) over the life of the swap. As collateral for the Fund’s derivatives holdings or to generate interest income and capital appreciation on the cash balances arising from its use of derivatives, the Fund will invest in investment-grade debt instruments and money market funds. With respect to debt instruments, the Fund invests in U.S. Treasury bills as well as corporate bonds, commercial paper, and other U.S. Treasury securities (including U.S. Treasury inflation-protected securities (TIPS)) and repurchase agreements on any such instruments. While there are no restrictions as to the maturity or duration of debt instruments in which the Fund invests, the Fund typically invests in debt instruments with maturities of less than 12 months.
The Fund pursues its investment objective by allocating the Fund’s assets among multiple investment managers (each, a “Subadvisor”), which are unaffiliated with Harbor Capital Advisors, Inc. (the “Advisor”), the Fund’s investment adviser. Each Subadvisor is a discretionary subadviser, meaning it provides day-to-day portfolio management for a portion of the Fund’s assets (referred to as a “sleeve”) and is responsible for buying and selling instruments for its sleeve using a commodities investing strategy. The Advisor is responsible for selecting and overseeing the Subadvisors and allocating the Fund’s assets among the Subadvisors’ sleeves. The Advisor will determine allocations among the Subadvisors and adjust those allocations over time based upon its qualitative and quantitative assessment of each strategy and how those strategies complement one another. The Advisor may also make additional allocation changes to manage the Fund’s overall cash position as well as the Fund’s exposure to different commodities or sectors.
The Advisor has selected AQR Capital Management, LLC (“AQR”); CoreCommodity Management, LLC (“CoreCommodity”); Neuberger Berman Investment Advisers LLC (“Neuberger Berman”); Quantix Commodities LP (“Quantix”); Schroder Investment Management North America Inc. (“SIMNA”); and Summerhaven Investment Management, LLC (“Summerhaven”) to each serve as a Subadvisor to the Fund. SIMNA may use a sub-Subadvisor, Schroder Investment Management North America Limited (“SIMNA Ltd.”), which is an affiliate of SIMNA. References to Subadvisors include SIMNA Ltd., as applicable, with respect to its role as a sub-Subadvisor to the Fund.
Each Subadvisor may invest up to 25% of the assets in its sleeve, as determined at the end of each fiscal quarter, in a subsidiary that is wholly owned and controlled by the Fund (each, a “Subsidiary” and collectively, the “Subsidiaries”) organized under the laws of the Cayman Islands. The investments in the Subsidiaries are expected to provide the Fund with exposure to commodity returns within the limits of the federal tax laws, which limit the ability of investment companies such as the Fund to invest directly

1

Fund Summary
Embark Commodity Strategy Fund

in such instruments. Each Subsidiary has the same investment objective and will follow the same investment policies and restrictions as the Fund, except that each Subsidiary may invest without limitation in commodity-linked derivative instruments. References to the Fund’s investment strategies and risks include those of its Subsidiaries. Each Subsidiary is advised by the Advisor and subadvised by its respective Subadvisor. In the aggregate, up to 25% of the Fund’s assets may be invested in the Subsidiaries.
Each Subadvisor has its own process for evaluating sectors, commodities and commodity-linked instruments and will act independently from the other Subadvisors in selecting investments. In seeking commodities market exposure, a Subadvisor may take various factors into account, such as (without limitation) proprietary model outputs, market conditions, inflation hedging and the relative cost of holding a “rolling” futures position (as described below), as well as the diversification and overall risk properties across its sleeve. As a result of the Fund’s strategy, the Fund may have significant exposure to particular sectors or commodities at times.
As part of their strategies for the Fund, the Subadvisors will engage in “rolling” of futures contracts. “Rolling” means selling a futures contract as it nears its expiration date and replacing it with a new futures contract that has a later expiration date. If the price for the new futures contract is lower than the price of the expiring contract, then the market for the commodity is said to be in “backwardation.” In these markets, roll returns are positive. The term “contango” is used to describe a market in which the price for a new futures contract is higher than the price of the expiring contract. In these markets, roll returns are negative, which may result in a loss to the Fund.
The Fund may invest in instruments listed on U.S. or non-U.S. exchanges, some of which could be denominated in currencies other than the U.S. dollar. While the Fund does not engage in borrowing for investment purposes, commodity-linked derivative instruments in which the Fund invests are leveraged so that small changes in the underlying commodity prices result in disproportionate changes in the value of the instruments. Such investments will therefore have a leveraging effect on the Fund’s portfolio. Neither the Fund nor any of the Subsidiaries is expected to invest directly in any physical commodities.
The Fund is classified as non-diversified, which means the Fund may invest in the securities of a smaller number of issuers than a diversified fund.
Principal Risks
Investors considering an investment in the Fund should be prepared to accept significant volatility in the Fund’s performance, particularly over shorter time periods. The Fund is not intended to serve as a core holding in an investor’s portfolio but instead should represent only a small portion of an investor’s overall diversified portfolio. Investors considering an investment in this Fund should be sure they carefully read and understand the investment strategies employed and the heightened risks associated with those strategies.
There is no guarantee that the investment objective of the Fund will be achieved. Commodities and commodity-linked derivative instruments can be significantly more volatile than other investments, such as stocks or bonds. The value of your investment in the Fund may go down, which means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks impacting the Fund (in alphabetical order after the first six) include:
Commodity Risk: The Fund has exposure to commodities through investments (either directly or through the Subsidiaries) in commodity-linked derivative instruments. Commodity prices are generally affected by, among other factors, the cost of producing, transporting and storing commodities, changes in consumer or commercial demand for commodities, the hedging and trading strategies of producers and consumers of commodities, speculative trading in commodities by commodity pools and other market participants, disruptions in commodity supply, weather, political and other global events, global economic factors and government intervention in or regulation of the commodity or commodity futures markets. The Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors.
Commodity-Linked Derivatives Risk: The Fund’s investments in commodity-linked derivative instruments (either directly or through the Subsidiaries) may subject the Fund to significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by prevailing spot prices (the price at which a commodity can be bought or sold for immediate delivery) for the underlying commodity, supply and demand, market activity, liquidity, economic, financial, political regulatory, geographical, biological or judicial events, and the general interest rate environment. Commodity-linked derivatives are subject to the risk that the counterparty to the transaction, the exchange or trading facility on which they trade, or the applicable clearing house may default or otherwise fail to perform. The Fund will incur certain costs as a result of its use of derivatives and is required to post margin in respect to certain of its holdings in derivatives. Costs incurred by the Fund as a result of its use of derivatives will ultimately be borne by shareholders.
The Fund’s use of commodity-linked derivatives will have a leveraging effect on the Fund’s portfolio. Leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the Fund otherwise would have had. The Fund’s exposure to leverage can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject and make the Fund more volatile.
Commodity Futures Contract Risk: Like investments in other commodity-linked derivative instruments, investments in commodity futures contracts may subject the Fund to significantly greater volatility than investments in traditional securities. If all or a significant portion of the futures contracts were to reach a negative price, you could lose your entire investment. Each trading facility on which the commodity futures contracts are traded has the right to suspend or limit trading in the instruments that it lists. Certain of the futures contracts in which the Fund may invest trade on non-U.S. exchanges that impose different requirements than U.S. exchanges. These futures contracts may be subject to additional risks, including greater price volatility, temporary price aberrations and the potential imposition of limits that constrain appreciation or cause depreciation of the prices of such futures contracts, as well as different and longer settlement periods. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration through “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the prices of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract that may negatively impact returns.
Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of

2

Fund Summary
Embark Commodity Strategy Fund

securities or other financial instruments held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Multi-Manager Risk: The Subadvisors’ investment styles and security recommendations may not always be complementary, which could affect the performance of the Fund. It is possible that one or more of the Subadvisors may, at any time, take positions that may be opposite of positions taken by other Subadvisors. In such cases, the Fund will incur brokerage or other transaction costs, without accomplishing any net investment results. Moreover, the allocation of Fund assets among Subadvisors may lead the Fund to underperform relative to how it could have performed with a different allocation between Subadvisors.
Counterparty Risk: A counterparty, including a counterparty to an OTC derivative instrument, may be unwilling or unable to meet its contractual obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults ion its payment obligations to the Fund, the value of an investment held by the Fund may decline. The Fund may also not be able to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral if such remedies are stayed or eliminated under special resolutions adopted in the United States or other jurisdictions.
In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Counterparties may be less willing to enter into transactions in stressed or volatile market conditions or may alter the terms they are willing to accept in such conditions. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund, which may cause the Fund not to be able to achieve its investment objective or to change its investment objective.
Commodity Pool Regulatory Risk: The Fund is deemed to be a commodity pool due to its investment exposure to commodity-linked derivatives and is subject to regulation under the Commodity Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules as well as the regulatory scheme applicable to registered investment companies. The Advisor is registered as a commodity pool operator (“CPO”) and each Subadvisor is registered as a commodity trading advisor (“CTA”). Registration as a CPO and CTA imposes additional compliance obligations on the Advisor, the Subadvisors, and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs for the Advisor or Subadvisor and may affect the operations and financial performance of the Fund. These requirements are also subject to change at any time.
Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a contractual instrument owned by the Fund could default on its obligation.  See “Counterparty Risk."
Foreign Currency Risk: As a result of the Fund’s investments in securities or other financial instruments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.
Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income securities when the Subadvisor may wish to sell or must sell to meet redemptions. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.
A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.
Investment in Money Market Funds Risk: Investments in money market funds are subject to market and selection risk. In addition, if the Fund acquires shares of money market funds, shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the money market funds.
New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.
Non-Diversification Risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer, and/or invest in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.
Quantitative Analysis Risk: There are limitations inherent in every quantitative model. The value of securities or other financial instruments selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities or other financial instruments selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, historical trends in data may not be predictive going forward. The strategies and techniques employed in a quantitative model cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact their performance. The effectiveness of the given strategy or technique may deteriorate in an unpredictable fashion for any number of reasons including, but not limited to, an increase in the amount of assets managed or the use of similar strategies or techniques by other market participants and/or market dynamic shifts over time. In addition, factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. There can be no assurances that the strategies pursued or the techniques implemented in the quantitative model will be profitable, and various market conditions may be materially less favorable to certain strategies than others. Even in the absence of flaws, a model may not perform as anticipated.

3

Fund Summary
Embark Commodity Strategy Fund

Sector Risk: To the extent that the Fund has significant exposure to a particular sector or commodity, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector or commodity will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or commodities.
Subsidiary Risk: By investing in the Subsidiaries, the Fund is indirectly exposed to the risks associated with each Subsidiary’s investments. The derivatives and other investments held by the Subsidiaries generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiaries are not registered under the Investment Company Act of 1940 (the “Investment Company Act”), and, unless otherwise noted in this prospectus, are not subject to all of the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiaries to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund.
Tax Risk: The ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the Internal Revenue Service (“IRS”) or the Treasury Department
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s exposure to U.S. Treasury obligations to decline.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain performance information, please visit the Fund’s website at harborcapital.com or call 800-422-1050.
Portfolio Management
Investment Advisor
Harbor Capital Advisors, Inc.

Subadvisors
The Advisor has engaged AQR Capital Management, LLC; CoreCommodity Management, LLC; Neuberger Berman Investment Advisers LLC; Quantix Commodities LP; Schroder Investment Management North America Inc. (with Schroder Investment Management North America Limited as sub-
Subadvisor); and Summerhaven Investment Management, LLC as Subadvisors since 2024 to provide discretionary investment management services to their respective sleeves of the Fund.

Portfolio Managers
The  portfolio managers are jointly and primarily responsible for allocating the Fund’s assets among its Subadvisors and managing any assets not allocated to a Subadvisor. Each Subadvisor is responsible for making day-to-day investment decisions for its allocated assets.
Jason M. Alonzo, Portfolio Manager at Harbor Capital Advisors, Inc., has managed the Fund since 2024.
Spenser P. Lerner, CFA, Head of Multi-Asset Solutions, Managing Director and Portfolio Manager of Harbor Capital Advisors, Inc., has managed the Fund since 2024.
Justin Menne, Portfolio Manager at Harbor Capital Advisors, Inc., has managed the Fund since 2024.
Jake Schurmeier, Portfolio Manager at Harbor Capital Advisors, Inc., has managed the Fund since 2024.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Shares are available only through certain intermediary channels, and investors who wish to purchase, exchange or redeem shares should therefore contact their financial intermediary directly. There are no minimum investment amounts applicable to the Fund.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
The Fund, the Advisor and/or its related companies have in the past and could in the future pay intermediaries, which may include banks, broker-dealers, or financial professionals, for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems and data or other services related to the sale of Fund shares and related services. These payments create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

4

Embark Small Cap Equity Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Institutional Class
Management Fees	0.58%	0.58%
Distribution and Service (12b-1) Fees	None	None
Other Expenses[1]	0.19%	0.27%
Total Annual Fund Operating Expenses	0.77%	0.85%
Expense Reimbursement	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	0.61%	0.69%
1 “Other Expenses” are estimated for the current fiscal year.
2 The Advisor has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.61% and 0.69% for the Retirement and Institutional share classes, respectively, through February 28, 2025. Only the Fund’s Board of Trustees may modify or terminate this agreement.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense reimbursement arrangement only for the contractual period). Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years
Retirement Class	$62	$229
Institutional Class	$70	$254

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other financial instruments (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus and no portfolio turnover rate existed at the time of this publication.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small cap companies. “Equity securities” for this purpose include all types of equity securities, whether issued by U.S. or non-U.S. issuers, although the Fund invests primarily in common stocks of U.S. issuers. The Fund defines small cap companies as those having a market capitalization, at the time of purchase, within the range of the Russell 2000® Index (the “Index”), provided that for the purposes of this definition, the upper end of that range will be the higher of: (i) the largest market capitalization of the current Index or (ii) the average of the largest month-end capitalizations over the trailing 12 months. As of December 31, 2023, the range of the Index was $10 million to $15.1 billion and the trailing 12-month average of the largest month-end capitalizations is $12.4 billion. Accordingly, as of December 31, 2023, the upper end of the range used for purposes of the small cap company definition was $15.1 billion. The Index is reconstituted annually on the last Friday of each June. The market value of derivatives that have economic characteristics similar to equity securities of small cap companies will be counted for purposes of investing at least 80% of the Fund’s net assets in such securities.
The Fund employs a multi-manager approach to achieve its investment objective. The Fund’s investment adviser, Harbor Capital Advisors, Inc. (the “Advisor”) is responsible for selecting and overseeing investment subadvisers (each, a “Subadvisor”) for the Fund. The Advisor does not expect to independently identify securities for investment for the Fund. Instead, each Subadvisor is responsible for providing the Advisor with a model portfolio, which the Advisor will implement in its discretion in managing the Fund. The Advisor is solely responsible for implementing each strategy, which includes buying and selling securities as recommended by each Subadvisor. The Advisor in its discretion may decline to implement a Subadvisor’s recommendations under certain circumstances, including when the recommended securities are not available in the specific quantities or prices sought or when purchasing such securities in conjunction with the Fund’s existing holdings would violate an investment restriction of the Fund.
The Advisor is responsible for determining the allocation of the Fund’s assets among the Subadvisors’ strategies. The Advisor will adjust those allocations over time based upon its qualitative and quantitative assessment of each strategy and how those strategies work in combination to produce idiosyncratic alpha (i.e. returns resulting from stock selection rather than shifts in the broader market) that compounds over time. Under normal circumstances, the Advisor expects to review the allocations to the Subadvisors’ strategies quarterly.
The Advisor has selected Copeland Capital Management, LLC (“Copeland”); Granahan Investment Management LLC (“Granahan”); Hotchkis and Wiley Capital Management, LLC (“Hotchkis and Wiley”); Punch & Associates Investment Management, Inc. (“Punch”); Reinhart Partners LLC (“Reinhart”); Shapiro Capital Management LLC (“Shapiro”); and Westfield Capital Management Company, L.P. (“Westfield”) to each serve as a Subadvisor to the Fund.
Each Subadvisor has its own process for identifying and evaluating companies and will act independently from the other Subadvisors. A Subadvisor will generally identify securities for its model portfolio by analyzing issuers based on factors such as financial performance, industry position, growth expectations or other investment considerations. A Subadvisor will remove securities from its model portfolio for which its outlook has changed or when it has identified

5

Fund Summary
Embark Small Cap Equity Fund

more attractive investment prospects. The factors considered and the importance of various considerations vary by Subadvisor.
The Fund may invest in securities issued by publicly traded or non-listed real estate investment trusts (REITs). The Fund may also invest in common stocks of foreign issuers, including emerging market issuers. The Fund may invest in securities denominated in, and/or receiving revenues in, foreign currencies. Foreign securities are typically expected to represent approximately 10% or fewer of the Fund’s assets. The Fund may also invest in American Depositary Receipts (ADRs), which are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund (in alphabetical order after the first five risks) include:
Small Cap Risk: The Fund’s performance may be more volatile because it invests primarily in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.
Equity Risk: The values of equity securities (such as common stocks) may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities or other financial instruments held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Multi-Manager Risk: The Subadvisors’ investment styles and security recommendations may not always be complementary, which could affect the performance of the Fund. Moreover, the allocation of Fund assets among Subadvisors may lead the Fund to underperform relative to how it could have performed with a different allocation between Subadvisors.
Non-Discretionary Implementation Risk: Because the Fund is managed pursuant to model portfolios provided by non-discretionary Subadvisors that construct the model portfolios but have no authority to effect trades for the Fund’s portfolio, it is expected that the Advisor will effect trades on a periodic basis as the Advisor receives the model portfolios, and therefore less frequently than would typically be the case if the Fund employed discretionary subadvisors that effected trades for the Fund’s portfolio directly. Given that values of investments change with market conditions, a trade may ultimately be less advantageous for the Fund at the time of implementation than it would have been if it were implemented at the time the non-discretionary Subadvisor included it in its model portfolio. This could cause the Fund’s return to be lower than if the Fund employed discretionary subadvisors.
American Depositary Receipts Risk: American depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. American depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. American depositary receipts are subject to the risks associated with investing directly in foreign securities.
Foreign Securities Risk: Because the Fund may invest in common stocks of foreign issuers, as well as depositary receipts, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.
New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.
REIT Risk: Investing in REITs will subject the Fund to additional risks.  The REITs in which the Fund invests may decline in value as a result of factors affecting the real estate sector, such as changes in real estate values, changes in property taxes and government regulation affecting zoning, land use and rents, changes in interest rates, changes in the cash flow of underlying real estate assets, levels of occupancy, and market conditions, as well as the management skill and creditworthiness of the issuer.  Investments in REITs are also subject to additional risks, including the risk that REITs are unable to generate cash flow to make distributions to unitholders and fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. Non-listed REITs entail certain risks that publicly traded REITs generally do not. Non-listed REITs are typically less financially stable than publicly traded REITs. Non-listed REITs are unlisted, making them hard to value and trade. Moreover, non-listed REITs generally are exempt from registration under the Securities Act of 1933 and, as such, are not subject to the same disclosure requirements as publicly traded REITs, which makes non-listed REITs more difficult to evaluate from an investment perspective.

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Fund Summary
Embark Small Cap Equity Fund

Selection Risk: The Subadvisor’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect, which may cause the Fund to underperform.  The Advisor potentially will be prevented from implementing model portfolio recommendations at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Advisor believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Advisor and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain performance information, please visit the Fund’s website at harborcapital.com or call 800-422-1050.
Portfolio Management
Investment Advisor
Harbor Capital Advisors, Inc.

Subadvisors
The Advisor has engaged Copeland Capital Management, LLC; Granahan Investment Management LLC; Hotchkis and Wiley Capital Management, LLC; Punch & Associates Investment Management, Inc.; Reinhart Partners LLC; Shapiro Capital Management LLC; and Westfield Capital Management Company, L.P. as Subadvisors since 2024 to provide investment management services to the Fund on a non-discretionary basis.

Portfolio Managers
The  portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
Jason M. Alonzo, Portfolio Manager at Harbor Capital Advisors, Inc., has managed the Fund since 2024.
Spenser P. Lerner, CFA, Head of Multi-Asset Solutions, Managing Director and Portfolio Manager of Harbor Capital Advisors, Inc., has managed the Fund since 2024.
Justin Menne, Portfolio Manager at Harbor Capital Advisors, Inc., has managed the Fund since 2024.
Jake Schurmeier, Portfolio Manager at Harbor Capital Advisors, Inc., has managed the Fund since 2024.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Shares are available only through certain intermediary channels, and investors who wish to purchase, exchange or redeem shares should therefore contact their financial intermediary directly. There are no minimum investment amounts applicable to the Fund.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
The Fund, the Advisor and/or its related companies have in the past and could in the future pay intermediaries, which may include banks, broker-dealers, or financial professionals, for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems and data or other services related to the sale of Fund shares and related services. These payments create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

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Additional Information about the Funds' Investments

Investment Objectives
Embark Commodity Strategy Fund seeks total return. Embark Small Cap Equity Fund seeks long-term growth of capital.  Harbor Funds II's Board of Trustees (the “Board of Trustees”) may change a Fund’s investment objective without shareholder approval. A Fund will provide at least 60 days’ advance notice of a change in investment objective.

Investment Policies
The 80% investment policy of Embark Small Cap Equity Fund may be changed by the Fund upon 60 days’ advance notice to shareholders. The market value of derivatives that have economic characteristics similar to the investments included in the Fund’s 80% policy will be counted for purposes of this policy.

Principal Investments
Each Fund’s principal investment strategies are described in the Fund Summary section.
The principal risks associated with investing in each Fund are summarized in the Fund Summary section at the front of this Prospectus.
An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fund shares will go up and down in price, meaning that you could lose money by investing in a Fund. Many factors influence a fund’s performance and a Fund’s investment strategy may not produce the intended results.
More detailed descriptions of certain of the principal risks of the Funds are described below.
USE OF MULTIPLE SUBADVISORS
The assets of Embark Commodity Strategy Fund are allocated among multiple Subadvisors. The Advisor may determine that the Fund should, at any given time, have exposure to a variety of principal investment styles, which are intended to complement one another, and selects Subadvisors for the Fund after assessing their strategies alone and in combination with the other Subadvisors selected for the Fund. The Advisor intends to monitor drift in the allocations between Subadvisors due to portfolio performance on a regular basis and will rebalance to the strategic allocations at its discretion. The Advisor considers various factors in selecting Subadvisors for the Fund and determining allocations among Subadvisors, including market conditions and the relative performance of each Subadvisor’s strategy.
AQR employs a quantitative approach, which seeks to balance risk across sectors and through time while over-or under-weighting sectors and individual commodities using a variety of tactical signals. CoreCommodity utilizes a multi-factor investment approach that incorporates both fundamental and quantitative techniques with an emphasis on risk management. Neuberger Berman seeks to emphasize commodities with relative scarcity while maintaining a reasonable level of risk by complementing a risk-balanced core portfolio with a tactical sleeve designed to exploit temporary market dislocations. Quantix aims to provide diversified exposure to commodities while also maximizing its ability to hedge against inflation. SIMNA’s investment approach combines fundamental commodity research with a bottom-up global macro analysis. Summerhaven seeks to identify commodities with low inventories in emerging commodities markets.
USE OF MODEL PORTFOLIOS
In managing Embark Small Cap Equity Fund, the Advisor receives model portfolios from the Subadvisors and constructs a portfolio based on the Advisor’s allocation to each Subadvisor’s strategy. The Advisor purchases securities for the Fund consistent with the aggregation of the model portfolios, but may deviate from such aggregation under certain circumstances, including when the recommended securities are not available in the specific quantities or prices sought by the Subadvisor or when purchasing such securities in conjunction with the Fund’s existing holdings would violate an investment restriction of the Fund.
The Advisor may determine that the Fund should, at any given time, have exposure to a variety of principal investment styles, which are intended to complement one another, and selects Subadvisors for the Fund after assessing their strategies alone and in combination with the other Subadvisors selected for the Fund. The Advisor intends to monitor drift in the allocations between Subadvisors due to portfolio performance on a regular basis and will rebalance to the strategic allocations at its discretion. The Advisor considers various factors in selecting Subadvisors for the Fund and determining allocations among Subadvisors, including market conditions and the relative performance of each Subadvisor’s strategy.
Copeland selects companies based on fundamental stock selection criteria, including companies’ dividend payments. Granahan employs a fundamental, bottom-up process that seeks to identify companies well positioned for growth and monitors companies’ valuation metrics. Hotchkis and Wiley seeks to identify market inefficiencies that create opportunities to buy business that it believes to be undervalued relative to their long-term earning potential. Punch focuses on identifying businesses that it believes to be of high quality despite being lesser-known, misunderstood or in transition. Reinhart utilizes a bottom-up research process with a long-term investment focus that seeks to take advantage of market and behavioral inefficiencies. Shapiro identifies businesses for investment by focusing on event-driven catalysts, such as corporate restructuring, spinoffs and material insider buying, that they believe create opportunities for the business. Westfield selects companies using a fundamental investment style that seeks to identify underappreciated earnings growth trading at what it believes to be reasonable valuations.

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Additional Information about the Funds' Investments

EQUITY SECURITIES
Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Embark Small Cap Equity Fund principally invests in common stocks as well as American depositary receipts.
COMMON STOCK
Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock. Common stock usually carries with it the right to vote and frequently, an exclusive right to do so.
AMERICAN DEPOSITARY RECEIPTS
Embark Small Cap Equity Fund may invest in American Depositary Receipts (“ADRs”). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR.
FOREIGN SECURITIES
Embark Small Cap Equity Fund may invest in common stocks of foreign companies (directly or through ADRs) as part of its principal investment strategy.
The Advisor and/or Subadvisor, as applicable, is responsible for determining whether a particular issuer would be considered a foreign issuer. Normally, foreign governments and their agencies and instrumentalities are considered foreign issuers, respectively. In the case of non-governmental issuers, the Advisor and/or Subadvisor, as applicable, may consider an issuer to be a foreign issuer if:
◾
the company has been classified by MSCI, FTSE, or S&P indices as a foreign issuer;
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the equity securities of the company principally trade on stock exchanges in one or more foreign countries;
◾
a company derives a substantial portion (i.e., greater than 50%) of its total revenue from goods produced, sales made or services performed in one or more foreign countries or a substantial portion (i.e., greater than 50%) of its assets are located in one or more foreign countries; and/or
◾
the company is organized under the laws of a foreign country or its principal executive offices are located in a foreign country.
Each Subadvisor may weigh those factors differently when making a classification decision. Because the global nature of many companies can make the classification of those companies difficult and because the Subadvisors do not consult with one another with respect to the management of their respective sleeve of the Fund, the Subadvisors may, on occasion, classify the same issuer differently. Certain companies which are organized under the laws of a foreign country may nevertheless be classified by a Subadvisor as a domestic issuer. This may occur when the company’s economic fortunes and risks are primarily linked to the U.S. and the company’s principal operations are conducted from the U.S. or when the company’s equity securities trade principally on a U.S. stock exchange.
Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate may also reduce the value of certain portfolio securities. Even though the securities are denominated in U.S. dollars, exchange rate changes may adversely affect the company’s operations or financial health.
Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the U.S. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of the Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.

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Additional Information about the Funds' Investments

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. An inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.
The Fund’s custodian, State Street Bank and Trust Company, has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Fund may invest in order to permit Fund assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act of 1940, which governs the establishment of foreign subcustodial arrangements for funds. The Fund’s subcustodial arrangements may be subject to certain risks including: (i) the inability to recover assets in the event of the subcustodian’s bankruptcy; (ii) legal restrictions on the recovery of assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of Fund assets; and (iv) difficulties in converting cash and cash equivalents to U.S. dollars. The Advisor and the Subadvisors have evaluated the political risk associated with an investment in a particular country.
Investing in securities of non-U.S. companies may entail additional risks especially in emerging countries due to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested and the imposition of sanctions. Should one of these events occur, the Fund could lose its entire investment in any such country. The Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.
Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries, or in any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and thereby eliminate any investment opportunities that may currently exist. This is particularly true of emerging markets.
Certain countries in which the Fund may invest may have minority groups that advocate religious or revolutionary philosophies or support ethnic independence. Any action on the part of such individuals could carry the potential for destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund’s investment in those countries.
Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Fund. Certain countries require governmental approval prior to foreign investments or limit the amount of foreign investment in a particular company or limit the investment to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more difficult for the Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.
Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
REAL ESTATE INVESTMENT TRUSTS
Embark Small Cap Equity Fund may gain exposure to the real estate sector by investing in real estate investment trusts (“REITs”). The Fund is permitted to invest in REITs across any property subsector including industry, retail, apartments, office and specialized REITs and may invest in publicly traded and non-listed REITs.
Investments in REITs are subject, directly or indirectly, to risks associated with ownership of real estate, including changes in the general economic climate or local conditions (such as an oversupply of space or a reduction in demand for space), loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, including competition based on rental rates, variations in market value, changes in the financial condition of tenants, changes in operating costs, attractiveness and location of the properties, adverse changes in the real estate markets generally or in specific sectors of the real estate industry and possible environmental liabilities. Real estate-related investments may entail leverage and may be highly volatile. Non-listed REITs

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Additional Information about the Funds' Investments

entail additional risks. Non-listed REITs are typically less financially stable than publicly traded REITs. Non-listed REITs are unlisted, making them hard to value and trade. Moreover, non-listed REITs generally are exempt from registration under the Securities Act of 1933 and, as such, are not subject to the same disclosure requirements as publicly traded REITs, which makes non-listed REITs more difficult to evaluate from an investment perspective.
REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not generally taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Fund will bear its proportionate share of the costs of the REITs’ operations.
Nontraditional real estate carries additional risks. Income expectations may not be met, competitive new supply may emerge, and specialized property may be difficult to sell at its full expected value or require substantial investment before it can be adapted to an alternate use should its original purpose falter.
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment Company Act of 1940. Furthermore, REITs are not diversified and are heavily dependent on cash flow.
FIXED INCOME SECURITIES
Embark Commodity Strategy Fund invests in the following fixed income securities as part of its principal investment strategy:
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securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
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corporate debt securities of U.S. and non-U.S. issuers, including corporate commercial paper, issued publicly or through private placements, including Rule 144A securities and Regulation S bonds; and
◾
repurchase agreements on fixed income instruments (i.e., the purchase of securities by the Fund subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price).
Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.
The fixed income securities in which the Fund invests have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, inflation indexed, zero coupon, contingent, deferred, payment in-kind and auction rate features.
Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease liquidity in the fixed-income securities markets, making it harder for the Funds to sell their fixed-income investments at an advantageous time. Decreased market liquidity also may make it more difficult to value some or all of a Fund’s fixed-income securities holdings. Certain countries have experienced negative interest rates on certain fixed-income securities. A low or negative interest rate environment may pose additional risks to the Funds because low or negative yields on a Fund’s portfolio holdings may have an adverse impact on a Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or minimize the volatility of the Fund’s net asset value per share. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on a Fund’s investments and the markets where it trades.
CREDIT QUALITY
Embark Commodity Strategy Fund invests in investment-grade fixed income securities.
Securities are investment-grade if:
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They are rated in one of the top four long-term rating categories (which are ratings assigned to securities based on an assessment of the issuer’s risk of default) of a nationally recognized statistical rating organization (i.e., Moody’s Investor Service, Inc., Standard & Poor’s Rating Services or Fitch, Inc.). For example, the Fund will consider a security to be investment grade if it is rated AAA, AA, A or BBB by Standard & Poor’s Rating Services.
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They have received a comparable short-term rating.
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They are unrated securities that the Subadvisor believes to be of comparable quality to rated investment-grade securities.
If a security receives different ratings, the Fund will treat the security as being rated in the highest rating category. The Fund may choose not to sell securities that are downgraded below investment grade after their purchase. Credit ratings may not be an accurate assessment of liquidity or credit risk. Securities with lower investment grade ratings have speculative characteristics.

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Additional Information about the Funds' Investments

GOVERNMENT SECURITIES
“Government securities,” as defined under the Investment Company Act of 1940 and interpreted, include securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. There are different types of government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Fixed income securities, as used, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are insured or guaranteed by the U.S. Treasury.
DERIVATIVE INSTRUMENTS
In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index, or other asset.
Embark Commodity Strategy Fund seeks to gain exposure to the commodity markets primarily through investments in commodity-linked swap agreements and commodity futures. Swaps are derivative contracts between two parties to exchange the cash flows or returns from a financial asset between them. One party (the Fund or the Subsidiary) makes payments based on a set rate. The counterparty makes payments based on the cash flow or return of an underlying asset, such as a commodity or commodity index. Commodity futures are agreements to purchase or sell a specific quantity of a physical commodity at a specified price on a particular date in the future.
These derivatives expose the Fund economically to movements in commodity prices. A Fund’s investments in commodity-linked derivatives are leveraged, which means that the Fund receives the return on the commodity or other financial instrument at less cost than purchasing the underlying commodity or instrument. This has the effect of increasing the volatility of each contract’s value relative to changes in the underlying commodity or instrument. The use of over-the-counter derivative contracts exposes a Fund to counterparty risk (the risk that the other party in the contract may default on its contractual obligations).
Even a small investment in certain types of derivatives can have a big impact on a Fund’s portfolio interest rate, stock market or currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings.
Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets. In addition, government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.
ROLLING FUTURES CONTRACTS
As part of their strategies for Embark Commodity Strategy Fund, the Subadvisors will engage in “rolling” of futures contracts. As the exchange-traded futures contracts held by the Fund approach expiration, they will be sold prior to their expiration date and similar contracts that have a later expiration date will be purchased. Thus, for example, a futures contract purchased and held in August may specify an October expiration. As time passes, the contract expiring in October may be replaced by a contract for delivery in November. Any difference between the price for the nearer delivery month contract and the price for the distant month contract is known as a “roll yield” and can be either a positive amount or a negative amount. If the market for these contracts is (putting aside other considerations) in “backwardation”, which means that the prices are lower in the distant delivery months than in the nearer delivery months, the sale of the October contract would take place at a price that is higher than the price of the November contract, thereby creating a “roll yield.” While some of the contracts the Fund may hold have historically exhibited consistent periods of backwardation, backwardation may not exist at all times. Moreover, certain commodities, such as gold, have historically traded in “contango” markets. Contango markets are those in which the prices of contracts are higher in the distant delivery months than in the nearer delivery months. The absence of backwardation and presence of contango in a particular commodity market could result in negative “roll yields,” which could adversely affect the value of the Fund. However, the existence of contango (or backwardation) in a particular commodity market does not automatically result in negative (or positive) “roll yields.” The actual realization of a potential roll yield will be dependent upon the shape of the futures curve. The term “futures curve” refers to the relationship between the price of futures contracts over different futures contract maturity dates when plotted in a graph. If the relevant part of the commodity futures curve is in backwardation — a downward sloping futures curve — then, all other factors being equal, the price of a product or index holding that future will tend to rise over time as lower futures prices converge to higher spot prices. The opposite effect would occur for contango.

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Additional Information about the Funds' Investments

NON-DIVERSIFICATION RISK
Embark Commodity Strategy Fund is classified as non-diversified, meaning that it may invest a greater percentage of its assets in securities of a single issuer, and/or invest in relatively small number of issuers. As a result, the Fund may be more susceptible to the risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of these issuers may also present substantial credit or other risks.
OPERATIONAL RISKS
An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, cybersecurity breaches, changes in personnel and errors caused by third-party service providers. These errors or failures as well as other technological issues may adversely affect a Fund’s ability to calculate its net asset value in a timely manner, including over a potentially extended period, or may otherwise adversely affect a Fund and its shareholders. While each Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund. In addition, similar incidents affecting issuers of securities or other financial instruments held by a Fund may negatively impact Fund performance.

Investments in the Wholly Owned Subsidiaries
Investments in the Subsidiaries are expected to provide Embark Commodity Strategy Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code (the “Code”), as discussed under “Dividends, Distributions and Taxes — A Note on Embark Commodity Strategy Fund.”
Each Subsidiary invests primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although Embark Commodity Strategy Fund may enter into these commodity-linked derivative instruments directly, subject to certain limitations, the Fund will gain exposure to these derivative instruments indirectly by investing in the Subsidiaries. The Subsidiaries also invest in U.S. Treasury securities, cash, and money market funds, which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. Embark Commodity Strategy Fund invests in the Subsidiaries and is subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this Prospectus, as if the Fund were investing in those derivative instruments and other securities directly rather than through the Subsidiaries.
The Subsidiaries are not registered under the Investment Company Act and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the Investment Company Act. However, each Subsidiary has adopted the same investment objective and substantially the same investment policies and restrictions as the Fund, except that each Subsidiary may invest without limit in commodity-linked derivative instruments. The Fund wholly owns and controls each Subsidiary, and the Fund and the Subsidiaries have the same investment adviser. Each Subadvisor to the Fund serves as Subadvisor to one of the Subsidiaries. In addition, the Fund complies with the provisions of the Investment Company Act governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with each Subsidiary so that the Fund treats the Subsidiary’s debt as its own for purposes of Section 18. Each Subsidiary complies with the provisions of the Investment Company Act pertaining to affiliated transactions and custody (Section 17).
Because each Subsidiary is organized under the laws of the Cayman Islands, each Subsidiary is subject to the risk that changes in those laws could adversely affect its ability to operate in the manner described in this Prospectus and Statement of Additional Information which, in turn, would adversely affect Embark Commodity Strategy Fund. Similarly, changes in the laws of the United States, including tax laws, could restrict Embark Commodity Strategy Fund’s ability to invest in the Subsidiaries in such a manner and to such a degree that the Fund would no longer be able to gain sufficient exposure to the commodities market to implement its investment strategy.
The Fund does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly owned by the Fund. A “primarily controlled entity” is an entity that the Fund controls (1) within the meaning of Section 2(a)(9) of the 1940 Act, and (2) to an extent greater than that of any other person.

Non-Principal Investments
In addition to the investment strategies described in this Prospectus, the Funds may also make other types of investments, and, therefore, may be subject to other risks.  For additional information about the Funds, their investments and related risks, please see the Funds' Statement of Additional Information.
TEMPORARY DEFENSIVE POSITIONS
In addition, a Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments—in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

13

Additional Information about the Funds' Investments

Portfolio Turnover
The Funds do not expect to engage in frequent trading to achieve their respective principal investment strategies. Active and frequent trading in a Fund’s portfolio may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. A portfolio turnover rate greater than 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the previous one-year period.

Portfolio Holdings Disclosure Policy
Each Fund’s full portfolio holdings are published quarterly on the 15th day following quarter end on harborcapital.com. In addition, each Fund’s top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on harborcapital.com. This information is available at harborcapital.com for the entire quarter.
Additional information about Harbor Funds II's portfolio holdings disclosure policy is available in the Statement of Additional Information.

14

The Advisor

Harbor Capital Advisors, Inc.
Harbor Capital Advisors, Inc. (“Harbor Capital” or the “Advisor”) is the investment adviser to Harbor Funds II. The Advisor, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is a wholly owned subsidiary of ORIX Corporation (“ORIX”), a global financial services company based in Tokyo, Japan. ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services. The stock of ORIX trades publicly on both the New York (through American Depositary Receipts) and Tokyo Stock Exchanges.
The combined assets of Harbor Funds II and the other products managed by the Advisor were approximately $48 billion as of November 30, 2023.
The Advisor employs a “manager-of-managers” approach in selecting and overseeing investment subadvisers (each, a “Subadvisor”) for each Fund. The Advisor allocates each Fund’s assets to one or more Subadvisors. For Embark Commodity Strategy Fund, the Subadvisors are responsible for the day-to-day management of the assets allocated to them.  For Embark Small Cap Equity Fund, the Advisor will make day-to-day investment decisions with respect to the Fund to implement model portfolios provided by non-discretionary Subadvisors. Subject to the approval of the Board of Trustees, the Advisor establishes, and may modify whenever deemed appropriate, the investment strategy of each Fund. The Advisor also is responsible for overseeing each Subadvisor and recommending the selection, termination and replacement of Subadvisors.
The Advisor also:
◾
Seeks to ensure quality control in each Subadvisor’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark or tracking an index, as applicable.
◾
Monitors and measures risk and return results against appropriate benchmarks and recommends whether a Subadvisor should be retained or changed.
◾
Focuses on cost control.
In order to more effectively manage the Funds, Harbor Funds and the Advisor have been granted an order from the Securities and Exchange Commission (“SEC”), which extends to Harbor Funds II,  permitting the Advisor, subject to the approval of the Board of Trustees, to select Subadvisors not affiliated with the Advisor to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisors, all without obtaining shareholder approval.
In addition to its investment management services, the Advisor administers Harbor Funds II's business affairs. The Advisor pays a subadvisory fee to each Subadvisor out of its own assets. The Fund is not responsible for paying any portion of the subadvisory fee to a Subadvisor.
Annual Advisory Fee Rates
(annual rate based on the Fund’s average net assets)
	Actual Advisory Fee Paid	Contractual Advisory Fee
Embark Commodity Strategy Fund	N/A [a]	0.66%
Embark Small Cap Equity Fund	N/A [a]	0.58
a
Had not commenced operations as of the date of this prospectus.
A discussion of the factors considered by the Board of Trustees when approving the investment advisory agreement of the Funds will be available in the Funds' semi-annual report to shareholders for the period ending April 30, 2024.
From time to time, the Advisor or its affiliates may invest “seed” capital in a fund, typically to enable a fund to commence investment operations and/or achieve sufficient scale. The Advisor and its affiliates may hedge such seed capital exposure by investing in derivatives or other instruments expected to produce offsetting exposure. Such hedging transactions, if any, would occur outside of a fund.

15

The Advisor

Portfolio Management
The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of shares in the Funds.

Embark Commodity Strategy Fund
Harbor Capital Advisors, Inc. serves as investment adviser to Embark Commodity Strategy Fund. The portfolio managers are jointly and primarily responsible for allocating the Fund’s assets among its Subadvisors and managing any assets not allocated to a Subadvisor. Each Subadvisor is responsible for making day-to-day investment decisions for its allocated assets.
PORTFOLIO MANAGER	SINCE	PROFESSIONAL EXPERIENCE
Jason M. Alonzo	2024
Mr. Alonzo joined Harbor Capital in 2023 as a Portfolio Manager.
Prior to joining Harbor Capital, Mr. Alonzo was a Managing
Director, Portfolio Manager at JP Morgan Asset Management
(2000-2021) and a Portfolio Manager at Bouchey Financial Group,
Ltd. (2021-2022) and Eagle Bay Family Office (2022). Mr. Alonzo
began his investment career in 2000.

Spenser P. Lerner, CFA	2024
Mr. Lerner joined Harbor Capital in 2020 and is the Head of
Multi-Asset Solutions, a Managing Director and Portfolio
Manager. Prior to joining Harbor Capital, Mr. Lerner was a
Vice President of Equity and Quantitative Investment Research
and Equity Manager Research for JP Morgan Asset Management
(2017-2020). Before that, he worked as a Research, Portfolio
Management and Quantitative Investment Strategy Associate
for JP Morgan Asset Management (2014-2017). Mr. Lerner began his investment career in 2009.

Justin Menne	2024
Mr. Menne joined Harbor Capital in 2021 as a Portfolio Manager on the Multi-Asset Solutions Team. Prior to joining Harbor
Capital, Mr. Menne was an Associate at JP Morgan Asset
Management (2017-2021). Mr. Menne began his investment
Career in 2017.

Jake Schurmeier	2024
Mr. Schurmeier joined Harbor Capital in 2021 as a Portfolio
Manager. Prior to joining Harbor Capital, Mr. Schurmeier was a member of the Federal Reserve Bank of New York’s Markets
Group (2015-2021) and while there spent time at the
U.S. Department of the Treasury (2018-2019). Mr. Schurmeier
began his investment career in 2015.

Embark Small Cap Equity Fund
Harbor Capital Advisors, Inc. serves as investment adviser to Embark Small Cap Equity Fund. The portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
Harbor Capital manages the Fund’s assets based upon model portfolios provided by multiple non-discretionary subadvisers.
PORTFOLIO MANAGER	SINCE	PROFESSIONAL EXPERIENCE
Jason M. Alonzo	2024
Mr. Alonzo joined Harbor Capital in 2023 as a Portfolio Manager.
Prior to joining Harbor Capital, Mr. Alonzo was a Managing
Director, Portfolio Manager at JP Morgan Asset Management
(2000-2021) and a Portfolio Manager at Bouchey Financial Group,
Ltd. (2021-2022) and Eagle Bay Family Office (2022). Mr. Alonzo
began his investment career in 2000.

Spenser P. Lerner, CFA	2024
Mr. Lerner joined Harbor Capital in 2020 and is the Head of
Multi-Asset Solutions, a Managing Director and Portfolio
Manager. Prior to joining Harbor Capital, Mr. Lerner was a
Vice President of Equity and Quantitative Investment Research
and Equity Manager Research for JP Morgan Asset Management
(2017-2020). Before that, he worked as a Research, Portfolio
Management and Quantitative Investment Strategy Associate
for JP Morgan Asset Management (2014-2017). Mr. Lerner began his investment career in 2009.

16

The Advisor

Embark Small Cap Equity Fund — continued
PORTFOLIO MANAGER	SINCE	PROFESSIONAL EXPERIENCE
Justin Menne	2024
Mr. Menne joined Harbor Capital in 2021 as a Portfolio Manager on the Multi-Asset Solutions Team. Prior to joining Harbor
Capital, Mr. Menne was an Associate at JP Morgan Asset
Management (2017-2021). Mr. Menne began his investment
Career in 2017.

Jake Schurmeier	2024
Mr. Schurmeier joined Harbor Capital in 2021 as a Portfolio
Manager. Prior to joining Harbor Capital, Mr. Schurmeier was a member of the Federal Reserve Bank of New York’s Markets
Group (2015-2021) and while there spent time at the
U.S. Department of the Treasury (2018-2019). Mr. Schurmeier
began his investment career in 2015.

17

The Subadvisors

Model Portfolio Providers

Embark Small Cap Equity Fund
Each of the Subadvisors below provides a model portfolio to the Advisor, which the Advisor implements at its discretion with respect to a portion of the assets of the Fund. The Advisor is responsible for the day-to-day management of the Fund’s portfolio.
◾
Copeland Capital Management, LLC, located at 161 Washington Street, Suite 1325, Conshohocken, PA 19428.
◾
Granahan Investment Management LLC, located at, 404 Wyman Street, Suite 460, Waltham, MA 02451.
◾
Hotchkis and Wiley Capital Management, LLC, located at 601 South Figueroa Street, 39th Floor, Los Angeles, CA 90017-5704.
◾
Punch & Associates Investment Management, Inc., located at 7701 France Avenue South #300, Edina, MN 55435.
◾
Reinhart Partners LLC, located at 11090 N. Weston Drive, Mequon, WI 53092.
◾
Shapiro Capital Management LLC, located at 6060 Peachtree Rd, Suite 1555, Atlanta, GA 30305-2236.
◾
Westfield Capital Management Company, L.P., located at One Financial Center, 23rd Floor, Boston, MA 02111.
Subadvisors

Embark Commodity Strategy Fund
Each of the Subadvisors below manages a sleeve of Fund assets allocated to it by the Advisor. Each Subadvisor is responsible for making day-to-day investment decisions for its allocated assets.
◾
AQR Capital Management, LLC, located at One Greenwich Plaza, Suite 130, Greenwich, CT 06830.
◾
CoreCommodity Management, LLC, located at 680 Washington Boulevard, 11th Floor, Stamford, CT 06901.
◾
Neuberger Berman Investment Advisers LLC, located at 1290 Avenue of the Americas, New York, NY 10104.
◾
Quantix Commodities LP, located at 16 Old Track Road, Suite A, Greenwich, CT 06830.
◾
Schroder Investment Management North America Inc., located at 7 Bryant Park, Suite 1600, New York, NY 10018. SIMNA may allocate assets to or from its affiliate, Schroder Investment Management North America Limited in connection with the daily investment of the assets allocated to it by the Advisor. SIMNA Ltd. Is located at 1 London Wall Place, London EC2Y 5AU, United Kingdom.
◾
Summerhaven Investment Management, LLC, located at 1266 E. Main Street, Fourth Floor, Stamford, CT 06902.

18

Your Harbor Funds II Account
Choosing a Share Class

 Other funds managed by the Advisor are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds call 800-422-1050 or visit our website at harborcapital.com.
Shares of the Funds are currently available for sale only through clients of Wells Fargo entities and through retirement plans sponsored by Harbor Capital Advisors, Inc.
Each of the Funds has multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Funds' separate share classes have different expenses and, as a result, their investment performances will differ. Harbor Funds II, the Advisor, Harbor Funds Distributors, Inc. (the “Distributor”) and Harbor Services Group, Inc. (“Shareholder Services”) do not provide investment advice or recommendations or any form of tax or legal advice to existing or potential shareholders with respect to investment transactions involving the Funds. When choosing a share class, you should consider the factors below:
Retirement Class	Retirement Class shares are available to individual and institutional investors through private wealth programs and retirement plans.
◾ No 12b-1 fee and no intermediary fee of any kind paid by any Fund
◾ Transfer agent fee of up to 0.02% of average daily net assets

Institutional Class	Institutional Class shares are available to individual and institutional investors through advisory programs.
◾ No 12b-1 fee
◾ Transfer agent fee of up to 0.10% of average daily net assets

Transfer Agent Fees
The Funds pay Shareholder Services transfer agent fees (specified above) on a per-class basis for its services as shareholder servicing agent for each Fund. For the Institutional Class of shares, Shareholder Services uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain recordkeeping, subaccounting and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., quarterly) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

Investing Through a Financial Intermediary
You may purchase Fund shares through a financial intermediary, which may include banks, broker-dealers, or financial professionals, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds II. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds II by the next business day. Your purchase order must be received in proper form by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price. “Proper form” means that specific trade details and customer identifying information must be received by the intermediary at the time an order is submitted. Shares of the Embark Funds are available only through Wells Fargo Clearing Services, LLC and Wells Fargo Bank, N.A., and through retirement plans sponsored by Harbor Capital Advisors, Inc.
The Distributor, Shareholder Services and/or the Advisor and their related companies have in the past and could in the future pay intermediaries for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional Class of shares of the Funds through accounts that are maintained by the intermediaries.
The Advisor has in the past and could in the future pay intermediaries for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems and data or other services related to the sale of Fund shares and related services, including making shares of a Fund and certain other Harbor funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary or its representatives, are not made by a Fund. Rather, such payments are made by the Advisor or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Harbor fund complex. Payments of this type are sometimes referred to as revenue-sharing payments.
A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or financial incentives it is eligible to receive. Therefore, such payments or other financial incentives offered or made to an intermediary create conflicts of interest between the intermediary (or its representatives) and its customers and may cause the intermediary to recommend a Fund or other Harbor funds over another investment.

19

Your Harbor Funds II Account
Choosing a Share Class

See the Statement of Additional Information for more information. Ask your sales representative or visit your financial intermediary’s website for more information.
Harbor Funds II, the Advisor, the Distributor, Shareholder Services and their respective trustees, directors, officers, employees and agents are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds II. Harbor Funds II will not correct transactions that are submitted to Harbor Funds II in error by the intermediary unless the intermediary has notified Harbor Funds II of the error by 9:00 a.m. Eastern time on the following business day or prior to the deadline established between Harbor and the intermediary (i.e., on a trade date plus one [T+1] basis).

20

Your Harbor Funds II Account
How to Purchase, Sell and Exchange Shares

Harbor Funds II will not accept cash, money orders, cashier’s checks, official checks, starter checks, third-party checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S.
Harbor Funds II does not issue share certificates.
Shares may be purchased through an account with a financial intermediary that has an agreement with the Distributor to sell Fund shares. Your financial intermediary must receive your order in proper form to purchase shares before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, to receive that day’s share price. Orders received after the close of the NYSE will receive the next business day’s share price. See “Investing Through a Financial Intermediary” for additional information.
Harbor Funds II at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds II determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds II believes may be harmful to the Fund involved. The Funds will notify shareholders of a purchase order rejection within 5 business days. For more information about Harbor Funds II’s policy on excessive trading, see “Excessive Trading/Market Timing.”
The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam.
All orders to exchange shares received in proper form by your financial intermediary before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in proper form after the close of the NYSE will receive the next day’s share price. The exchange privilege is not intended as a means for short-term or excessive trading. Harbor Funds II at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds II determines that a shareholder has engaged in excessive short-term trading that Harbor Funds II believes may be harmful to a Fund. As noted above, for more information about Harbor Funds II’s policy on excessive trading see “Excessive Trading/Market Timing.”
You should consider the differences in investment objectives and expenses between Funds before making an exchange.
Harbor Funds II may change or terminate its exchange policy on 60 days’ notice.
You may sell your shares for cash at any time, subject to certain restrictions. All orders to sell shares received in proper form by your financial intermediary before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in proper form after the close of the NYSE will receive the next business day’s share price. Harbor Funds II has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Typically, Harbor Funds II expects to pay redemption proceeds to the financial intermediary within one to three business days after Harbor Funds II receives the order from the intermediary. As previously noted, payments of redemption proceeds may take up to seven days, as permitted by law. Your broker may charge you a separate or additional fee for sales of shares.

21

Shareholder and Account Policies

Transaction and Account Policies
Anti-Money Laundering
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including Harbor Funds II, to adopt policies designed to deter money laundering. Under the policies, the Fund will not knowingly engage in financial transactions that involve proceeds from unlawful activity or support terrorist activities, and shall file government reports, including those concerning suspicious activities, as required by applicable law. Unless the required information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, Harbor Funds II will seek to confirm the identity of potential shareholders to include both individuals and entities through documentary and non-documentary methods. Non-documentary methods may include verification of name, address, date of birth and tax identification number with selected credit bureaus.
Federal law prohibits Harbor Funds II and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, Harbor Funds II may restrict your ability to purchase additional shares until your identity is verified. Harbor Funds II may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. If the NAV on the redemption date is lower than the NAV on your original purchase date, you will receive less than your original investment amount when the account is closed.

Rights Reserved by Harbor Funds II
Harbor Funds II reserves the following rights: (1) to receive initial purchases by telephone, online access, or mail; (2) to refuse any purchase or the purchase portion of an exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering a Fund’s shares at any time to all or certain groups of investors; and (5) to provide for or modify minimum investment requirements or modify the manner in which shares are offered for purchase.
These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds II reserves the right to treat such day as a business day and accept purchase and redemption orders until (and calculate a Fund’s NAV as of) the normally scheduled close of regular trading on the NYSE for that day.

Excessive Trading/Market-Timing
Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Funds are intended for long-term investment purposes only. Harbor Funds II has taken reasonable steps to identify and seek to discourage excessive short-term trading.
Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies, increase expenses, and negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. Some Fund holdings may not trade every day or may not trade frequently throughout a trading day. As a result, the Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the current fair market value of such securities. To the extent a Fund invests in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.
The Board of Trustees has adopted policies and procedures and has authorized Harbor Funds II to take the following actions to discourage excessive short-term trading activity in the Funds.
You may make no more than four round trips in the same Fund in any 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30-day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those shares of the same Fund on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30-day period. However, the redemption on May 15

22

Shareholder and Account Policies

would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.
Harbor Funds II will limit, for a period of 60 days, future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds II monitors trading activity in any accounts maintained directly with Harbor Funds II. If Harbor Funds II discovers what it believes to be excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege for a shareholder on a temporary or permanent basis at any time, including after one round trip. Harbor Funds II may also prohibit a shareholder from opening new accounts or adding to existing accounts in any Harbor fund. The trading history of accounts under common ownership or control within any of the Funds may be considered in enforcing these policies. As described under “Pricing of Fund Shares,” Harbor Funds II has also implemented fair value pricing procedures, which may have the effect of reducing market timing activity in the Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Purchases placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy may be rejected by a Fund.
The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the same Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transactions involving the reinvestment of dividend and capital gains distributions; (v) transactions initiated through an automatic investment, exchange or withdrawal plan; (vi) transactions involving the transfer of shares from one account to another account of the same shareholder in the same Fund and the conversion of shares from one class to another class in the same Fund; (vii) transactions initiated by a plan sponsor; (viii) Section 529 College Savings Plans; (ix) Harbor funds that invest in other Harbor funds; (x) involuntary redemptions of shares to pay Fund or account fees; (xi) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely affect the management of the Fund; and (xii) omnibus accounts maintained by financial intermediaries..
When financial intermediaries establish omnibus accounts with Harbor Funds II, Harbor Funds II monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds II monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds II believes are owned directly by the investor. If Harbor Funds II detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds II will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds II can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds II may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds II normally monitors trading activity at the omnibus account level, Harbor Funds II may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.
In addition, certain financial intermediaries may impose restrictions on short-term trading that may differ from those of Harbor Funds II. Harbor Funds II may choose to rely on the intermediary’s restrictions on short-term trading in place of its own if Harbor Funds II determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.

Shareholder Actions
With the exception of any claims under the federal securities laws, any suit, action or proceeding brought by or in the right of any shareholder or any person claiming any interest in any Fund shares seeking to enforce any provision of, or based on any matter arising out of, or in connection with, Harbor Funds II’s By-Laws or Harbor Funds II or any Fund, including any claim of any nature against Harbor Funds II, a Fund, the Trustees or officers or employees of Harbor Funds II, shall be brought exclusively in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware. Any suits, actions or proceedings arising under the federal securities laws shall be exclusively brought in the federal district courts of the United States of America. As a result of these provisions, shareholders may have to bring suit in an inconvenient and less favorable forum. There is a question regarding the enforceability of these

23

Shareholder and Account Policies

provisions since the Securities Act of 1933 and the Investment Company Act of 1940 permit shareholders to bring claims arising from these Acts in both state and federal courts.

Pricing of Fund Shares
Each Fund’s share price, called its net asset value (NAV) per share, is generally calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is generally not calculated and the Funds generally do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds II reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Advisor believes there generally remains an adequate market to obtain reliable and accurate market quotations. Harbor Funds II may elect to remain open and price Fund shares on days when the NYSE is closed but the primary securities markets on which the Funds' securities trade remain open.
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments.  The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data. As a general matter, accurately fair valuing investments is difficult and can be based on inputs and assumptions that may not always be correct.
Each Fund generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or independent pricing vendors. In the case of fixed income securities and non-exchange traded derivative instruments, fair market value is generally determined using prices provided by independent pricing vendors. The prices provided by independent pricing vendors reflect the pricing vendor’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices and dealer quotations for the securities, transaction prices for what the independent pricing vendor believes are similar securities and various relationships between factors such as interest rate changes and security prices that are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the independent pricing vendor often does not have as a market input, current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the independent pricing vendor’s evaluation process, which means that the price supplied by the pricing vendor may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing vendors. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.
When reliable market quotations or prices supplied by an independent pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by an independent pricing vendor for the same securities. This means a Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or prices supplied by an independent pricing vendor. The fair value prices used by a Fund may also differ from

24

Shareholder and Account Policies

the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.
Current day share prices are normally available after 7:00 p.m. Eastern time at harborcapital.com.

In-Kind Redemptions
Harbor Funds II reserves the right to pay redemptions of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in-kind would be valued for this purpose by the same method as is used to calculate the Fund’s NAV per share. Redemptions, whether made in cash or in-kind, are taxable transactions for those shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs. You also may incur an additional tax liability upon the disposition of the securities received in the redemption.

Methods to Meet Redemption Requests
In order to meet redemption requests, Harbor Funds II typically expects to use holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. On a less regular basis, a Fund may meet redemption requests by accessing a custodian overdraft facility, borrowing through an interfund lending program, or borrowing through other sources. These methods may be used during both normal and stressed conditions. In addition, Harbor Funds II reserves the right to pay redemption proceeds in-kind as described above.

25

Shareholder and Account Policies

 This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you.
Dividends, Distributions and Taxes
Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund, except as indicated below, declares and pays any dividends from net investment income and capital gains at least annually in December. Embark Commodity Strategy Fund declares and pays any dividends from net investment income quarterly.
 Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Each Fund expects distributions, if any, to be from capital gains and/or net investment income.
For U.S. federal income tax purposes, distributions of net long-term capital gains are taxable as long-term capital gains which may be taxable at different rates depending on their source and other factors. Distributions of net short-term capital gains are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by a Fund and certain other conditions (including holding period requirements) are met by the Fund and the shareholder, as “qualified dividend income” (“QDI”). QDI is taxable to individual shareholders at a maximum rate of 15% or 20% for U.S. federal income tax purposes (depending on whether the individual’s income exceeds certain threshold amounts). More information about QDI is included in the Funds' Statement of Additional Information. Dividends and capital gains distributions are taxable whether you receive them in cash or reinvest them in additional Fund shares.
Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund. This is referred to as “buying a dividend.” For example: On December 16, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 17, the Fund’s net asset value per share will drop to $19 (excluding any market value change). You would still have an investment worth only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.
When you sell or exchange Fund shares, you generally will realize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) you receive and your tax basis for the shares that you sell or exchange. Early each year, each Fund will send you information about each Fund’s dividends and distributions and any shares you sold during the previous calendar year unless your account is maintained by a financial intermediary.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) earned by U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
If you do not provide Harbor Funds II with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 24%, on any dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% (or lower applicable treaty rate) on amounts treated as ordinary dividends or otherwise “withholdable payments” from a Fund, as discussed in more detail in the Funds' Statement of Additional Information.
Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:
◾
Postal or other delivery service is unable to deliver checks to the address of record;
◾
Dividends and capital gains distributions are not cashed within 180 days; or
◾
Bank account of record is no longer valid.
Dividends and capital gains distribution checks that are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any investment.
Harbor Funds II do not have any obligation, under any circumstances, to pay interest on dividends or capital gains distributions sent to a shareholder.
A note on Embark Commodity Strategy Fund. One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Funds derive at least 90% of their gross income from certain qualifying sources of income. Income and gains from direct investments by a Fund in

26

Shareholder and Account Policies

commodity-related instruments generally would not be treated as qualifying income. The IRS has issued final regulations that generally treat the Fund’s income inclusion with respect to the Subsidiaries as qualifying income if either (A) there is a current-year distribution out of the earnings and profits of each Subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. Based upon these Treasury Regulations, each Fund expects income and gains derived from the Subsidiaries to constitute qualifying income.
A Subsidiary generally will not be subject to U.S. federal income tax. Each Subsidiary will, however, be considered a controlled foreign corporation, and the Fund will be treated as a “U.S. shareholder” of such Subsidiary. As a result, each Fund will be required to include in its annual income, income earned by each Subsidiary during the applicable year, whether or not such income is distributed by the Subsidiary. Furthermore, each Fund will be subject to the distribution requirement applicable to open-end management investment companies on such Subsidiary income, whether or not each Subsidiary actually makes a distribution to the Fund during the taxable year. If a net loss is realized by a Subsidiary, such loss is not generally available to offset the income earned by the Fund or another Subsidiary, and such loss would not be carried forward to offset taxable income of the Fund or the Subsidiary in future periods.
Future legislation, Treasury Regulations, court decisions and/or guidance issued by the IRS could limit the circumstances in which income and gains derived from a Subsidiary would be considered qualifying income under Subchapter M of the Code or otherwise affect the character, timing and/or amount of such Fund’s taxable income or any gains and distributions made by the Fund.
If a Fund fails to qualify as a regulated investment company for any taxable year, such Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

27

Fund Details

Share prices are available on our website at harborcapital.com after 7:00 p.m. Eastern time or by calling 800-422-1050 during normal business hours.
Other Harbor funds managed by the Advisor are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds visit our website at harborcapital.com or call 800-422-1050 during normal business hours.

FUND NUMBER	TICKER SYMBOL
EMBARK Funds
Embark Commodity Strategy Fund
2548	ECSQX	Retirement Class
2048	ECSWX	Institutional Class
Embark Small Cap Equity Fund
2547	ESCQX	Retirement Class
2047	ESCWX	Institutional Class

Updates Available
For updates on the Funds following the end of each calendar quarter, please visit our website at harborcapital.com.

28

For more information
For investors who would like more information about the Funds, the following documents are available upon request:
Annual/Semi-Annual Reports
Additional information about each Fund’s investments is available in the Funds' annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about each Fund and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.
This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of a Fund are registered for sale.
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-422-1050
Shareholder Inquiries
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Obtain Documents
Free copies of the annual and semi-annual reports, the SAI, and other information about the Funds are available:
harborcapital.com
800-422-1050
Harbor Funds II P.O. Box 804660 Chicago, IL 60680-4108
Investors may get text-only copies:
sec.gov
publicinfo@sec.gov (for a fee)
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Douglas J. Skinner
Trustee
Ann M. Spruill
Trustee
Landis Zimmerman
Trustee

Diana R. Podgorny
Chief Legal Officer,
Chief Compliance Officer,
and Secretary
Richard C. Sarhaddi
Deputy Chief Compliance Officer
and Vice President
John M. Paral
Treasurer
Gregg M. Boland
Vice President and
AML Compliance Officer
Kristof M. Gleich
Vice President
Diane J. Johnson
Vice President
Lora A. Kmieciak
Vice President
Lana M. Lewandowski
Assistant Secretary
Meredith S. Dykstra
Assistant Secretary

Investment Company Act File No. 811-23907
HFII.PRO.0124

111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
harborcapital.com

STATEMENT OF ADDITIONAL INFORMATION – January 19, 2024

Harbor Funds II (“Harbor” or the “Trust”) is an open-end management investment company (or mutual fund) registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and includes the following series (individually or collectively referred to as a “Fund” or the “Funds”).

	Retirement Class	Institutional Class
Embark Commodity Strategy Fund	ECSQX	ECSWX
Embark Small Cap Equity Fund	ESCQX	ESCWX
Additional funds may be created by the Trust’s Board of Trustees (the “Board of Trustees” or the “Trustees”) from time to time. Harbor Capital Advisors, Inc. (the “Advisor”) serves as investment adviser with respect to each Fund, and employs one or more investment subadvisers (each, a “Subadvisor”), in managing the Funds, as described in the applicable prospectus.
This Statement of Additional Information is not a prospectus, but provides additional information that should be read in conjunction with the Prospectus of the Fund dated January 19, 2024, as amended or supplemented from time to time. Additional information about each Fund’s investments is available at harborcapital.com or in the Funds’ Annual and Semi-Annual reports to shareholders (when available). Investors can obtain free copies of the Prospectus and the Statement of Additional Information, the Annual Report (when available), which contains the Funds’ audited financial statements, and the Semi-Annual Report (when available), and can request other information and discuss their questions about the Funds by calling 800-422-1050, by writing to Harbor Funds II at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302 or by visiting our website at harborcapital.com. No audited Annual or Semi-Annual reports exist for the Funds, which had not commenced operations as of the date of this Statement of Additional Information.

ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES

Each Fund is a diversified (except Embark Commodity Strategy Fund) management investment company that has its own investment objective that it pursues through separate investment policies, as described in the Prospectus and below. The following discussion elaborates on the presentation of certain of the Funds' investment policies contained in the Prospectus.
A Fund may temporarily depart from its normal investment policies and strategies when the Fund’s Subadvisors and/or the Advisor, as applicable, believe that doing so is in the Fund’s best interest, so long as the strategy or policy employed is consistent with the Fund’s investment objective. For instance, a Fund may invest in derivatives or exchange traded funds that are consistent with the Fund‘s investment objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Fund is transitioning assets from one Subadvisor to another or receives large cash flows that it cannot prudently invest immediately.
In addition, each Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments— in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

80% Requirement
Embark Small Cap Equity Fund is subject to an 80% investment policy, as set forth in its prospectus. The Fund need not sell non-qualifying securities that appreciated in value in order to bring its investments in compliance with the 80% requirement. However, any future investments must be made in a manner to bring the Fund’s investments in compliance with the 80% requirement. This policy may be changed by the Fund upon 60 days’ advanced notice to the shareholders.
The market value of derivatives that have economic characteristics similar to the investments included in the Fund’s 80% policy will be counted for purposes of this policy.

Investment Policies

✓ Applicable	Embark Commodity Strategy Fund	Embark Small Cap Equity Fund
Borrowing	✓	✓
Cash Equivalents	✓	✓
Common Stocks		✓
Convertible Securities		✓
Cybersecurity Risks	✓	✓
Derivative Instruments	✓	✓
Duration	✓
Fixed Income Securities	✓	✓
Foreign Currency Transactions	✓	✓
Foreign Securities		✓
Illiquid Securities	✓	✓
Initial Public Offering	✓	✓
Investments in Other Investment Companies	✓	✓
Investments in Wholly Owned Subsidiary	✓
Liquidation of Funds	✓	✓
Non-Diversified Status	✓
Partnership Securities		✓
Preferred Stocks		✓
Real Estate Investment Trusts		✓
Regulatory Risk and Other Market Events	✓	✓
Repurchase Agreements		✓
Restricted Securities		✓
Rights and Warrants		✓
Securities Lending	✓	✓
Short Sales		✓
Small to Mid Companies		✓
Sovereign Debt Obligation		✓
Trust-Preferred Securities		✓
U.S. Government Securities	✓	✓
Variable and Floating Rate Securities	✓	✓

The investment policies below are applicable to each Fund as indicated in the preceding table. Unless otherwise noted, each Fund may make the types of investments, and is subject to the types of risks, described in each applicable investment policy.

Investment Policies

Borrowing
Borrowing is permitted for temporary administrative or emergency purposes and this borrowing may be unsecured. Borrowing may exaggerate the effect on any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
In addition to engaging in borrowing as described above, each Fund is permitted make other types of investments that result in leverage and are therefore similar to borrowing.  For additional information about these investments, please see Derivative Instruments, Short Sales and Fundamental Investment Restrictions.

Cash Equivalents
Cash equivalents include short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities). The Fund may also invest in obligations of domestic and/or foreign banks, which include certificates of deposit, bankers’ acceptances and fixed time deposits. The Fund may also invest in obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation (“FDIC”). Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of further political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.
The Fund may also invest in commercial paper that at the date of investment is rated at least A-1 by S&P, P-1 by Moody’s or F-1 by Fitch Ratings or, if not rated, is issued or guaranteed as to payment of principal and interest by companies that at the date of investment have an outstanding debt issue rated AA or better by S&P or equivalently rated by Moody’s or Fitch Ratings; short-term corporate obligations that at the date of investment are rated AA or better by S&P or equivalently rated by Moody’s or Fitch Ratings, and other debt instruments, including unrated instruments, determined to be of comparable high quality and liquidity.
The Fund may hold cash and invest in cash equivalents pending investment of proceeds from new sales or to meet ordinary daily cash needs.

Common Stocks
Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock. Common stock usually carries with it the right to vote and frequently, an exclusive right to do so.

Convertible Securities
Convertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividend and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. While convertible securities generally have less potential for gain than common stock, their income provides a cushion against the stock price’s decline. They generally pay less income than non-convertible bonds.

Investment Policies

Convertible Securities —
Continued
CONTINGENT CONVERTIBLE INSTRUMENTS
Contingent convertible securities (“CoCos”) are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to:
◾
Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.
◾
Subordinated instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos (such as a Fund) against the issuer with respect to or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a trigger, each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.
◾
Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Cybersecurity Risks
As the use of technology increases, the Fund may be more susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber attacks include, among other things, stealing or corrupting confidential information and other data that is maintained online or digitally for financial gain, denial-of-service attacks on websites causing operational disruption, and the unauthorized release of confidential information and other data.
Cybersecurity breaches affecting the Fund or Trust, the Advisor, a Subadvisor, custodian, transfer agent, other third-party service providers, intermediaries and others may adversely impact the Fund and its shareholders. A cybersecurity breach may cause disruptions and impact the Fund’s business operations, which could potentially result in financial losses, inability to determine the Fund’s net asset value, impediments to trading, reputational damage, the inability of shareholders to transact business, violation of applicable law, regulatory penalties and/or fines, and compliance and other costs. Indirect cybersecurity breaches at third-party service providers, intermediaries, trading counterparties, governmental and other regulatory authorities, and exchange and other financial market operators may subject the Fund’s shareholders to the same risks associated with direct cybersecurity breaches. Further, indirect cybersecurity breaches at an issuer of securities in which the Fund invests may similarly negatively impact the Fund’s shareholders because of a decrease in the value of these securities.
The Trust has established policies and procedures designed to reduce the risks associated with cybersecurity breaches and other operational disruptions. However, there is no guarantee that such efforts will succeed, especially since the Trust does not directly control the cybersecurity systems of issuers or third-party service providers. There is a risk that cybersecurity breaches will not be detected. In addition, there are inherent limitations to these policies and procedures and certain risks may not yet be identified and new risks may emerge in the future. The Fund and its shareholders could be negatively impacted as a result of any cybersecurity breaches or operational disruptions.

Derivative Instruments
Derivative instruments are securities or contracts that provide for payments based on or “derived” from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract either entered into between two parties (unlike a stock or a bond) or traded on an exchange and subject to central clearing. Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments.
A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by the Fund, including an investment in conventional securities,  reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the expectations of the Subadvisor and/or

Investment Policies

Derivative Instruments —
Continued
Advisor, as applicable, will be wrong. Transactions in derivative instruments often enable the Fund to take investment positions that more precisely reflect the expectations of the Subadvisor and/or Advisor, as applicable, concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investments in conventional securities.
Derivative contracts include options, futures contracts and swap agreements. The principal risks associated with derivative instruments are:
◾
Market Risk: The risk that the instrument will decline in value or that an alternative investment would have appreciated more, but this is similar to the risk of investing in conventional securities.
◾
Leverage And Associated Price Volatility: Leverage causes increased volatility in the price of the derivative and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund.
◾
Counterparty Credit Risk: The use of an over-the-counter derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. For example, in an option contract, this involves the risk to the option buyer that the writer will not buy or sell the underlying asset as agreed. In general, counterparty risk can be reduced by having an organization with extremely good credit act as an intermediary between the two parties. Currently, some derivatives such as certain interest rate swaps and certain credit default index swaps are subject to central clearing. Central clearing is expected to reduce counterparty credit risk, but central clearing does not make derivatives risk-free.
◾
Liquidity And Valuation Risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced generally with as much accuracy as conventional securities. Derivative instruments that are custom-designed to meet the specialized investment needs of a relatively narrow group of institutional investors, may be less liquid and more difficult to value. Derivatives also can create the risk that a Fund will need to make ongoing margin and settlement payments required under the transaction.
◾
Correlation Risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.
◾
Operational Risk: The risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error.
◾
Legal Risk: The risk that there is insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a contract.
Rule 18f-4 prescribes parameters for the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 requires the Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk (“VaR”) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Fund satisfies a “limited derivatives users” exception. When the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether the Fund satisfies the limited derivatives users exception, but for portfolios subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with Rule 18f-4 regarding the use of securities lending collateral that may limit the Fund’s securities lending activities. In addition, under Rule 18f-4, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats

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Derivative Instruments —
Continued
any such transaction as a “derivatives transaction” for purposes of compliance with Rule 18f-4. Furthermore, the Fund is permitted to enter into an unfunded commitment agreement if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due.
These requirements may limit the ability of the Fund to use derivatives, reverse repurchase agreements and similar financing transactions, when-issued, delayed delivery and forward commitment transactions, and unfunded commitment agreements as part of its investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.
OPTIONS TRANSACTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
Options Transactions. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. Each Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
Writing Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.
The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions.”
Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.
The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.
The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund’s portfolio securities.
Options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that the Fund may write or purchase may be affected by options written or purchased by other investment advisory

Investment Policies

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Continued
clients of the Subadvisor and/or Advisor, as applicable,. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses. Position limits adopted by the CFTC may limit the Funds' ability to obtain indirect exposure to commodities through commodity futures contracts and related options or may increase the cost of such exposure.
Futures Contracts and Options on Futures Contracts. To seek to achieve its principal investment strategy, Embark Commodity Strategy Fund will, and Embark Small Cap Equity Fund may, purchase and sell various kinds of futures contracts. The Fund may also purchase and write call and put options on futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies, commodities and commodity indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).
A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments, currencies, commodities or indices for an agreed price for a designated period (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.
Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions (same exchange, underlying security or index, and delivery months) that may result in a profit or a loss. While futures contracts on securities, currency or commodities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities, currency or commodities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date. The Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market and there is no assurance that a portfolio manager will be able to close out its position when the Subadvisor and/or Advisor, as applicable, considers it appropriate or desirable to do so. In the event of adverse price movements, the Fund may be required to continue making daily cash payments to maintain its required margin. If the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the Subadvisor and/or Advisor, as applicable, would not otherwise elect to do so. In addition, the Fund may be required to deliver or take delivery of instruments underlying futures contracts it holds.
Options On Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
Risks Associated With Options Transactions, Futures Contracts and Options on Futures Contracts. The writing and purchase of futures contracts and options on futures is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of futures contracts and options on futures depends in part on the Subadvisor and/or Advisor, as applicable,’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the futures contracts or options and the relevant securities or currency or other markets.
Transactions in futures contracts and options on futures involve brokerage costs and require margin deposits.

Investment Policies

Derivative Instruments —
Continued
While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates, among other things, may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.
Perfect correlation between the Fund’s futures positions and portfolio positions may be impossible to achieve. In the event of an imperfect correlation between a futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.
There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded futures contract or option on a futures contract or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies. The Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price.
The CFTC and various exchanges have rules limiting the maximum net long or short positions which any person or group may own, hold or control in any given futures contract or option on such futures contract. The Advisor and/or Subadvisor, as applicable, will need to consider whether the exposure created under these contracts might exceed the applicable limits in managing the Fund, and the limits may constrain the ability of the Fund to use such contracts.
SWAPS, CAPS, FLOORS AND COLLARS
Embark Commodity Strategy Fund will, and Embark Small Cap Equity Fund may, enter into swaps to seek to achieve its investment objective. The Fund may also enter into caps, floors and collars to seek to achieve its investment objective. For purposes of other investment policies and restrictions, the Fund may value derivative instruments at market value, notional value or full exposure value (i.e., the sum of the notional amount for the contract plus the market value). For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Most types of over-the-counter swap agreements entered into by the Fund will calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under an over-the-counter swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Certain types of swaps are exchange-traded and subject to clearing. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps.
The Fund may from time to time combine swaps with options. Interest rate swaps involve the exchange of respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.

Investment Policies

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Continued
Interest rate and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.
The Fund may enter into swap transactions for the purpose of achieving the approximate economic equivalent of a purchase or sale of foreign equity securities (to the extent the investment policies for such fund otherwise permits it to purchase foreign equity securities) when the Fund is not able to purchase or sell foreign equity securities directly because of administrative or other similar restrictions, such as the need to establish an account with a local sub-custodian prior to purchase or sale, applicable to U.S. mutual funds in that local market.
The Fund may invest in loan originations, participations or assignments; mortgage- and asset-backed securities; options, futures contracts and options on futures contracts; foreign currency transactions; or other derivative instruments, to the extent permitted in the Fund’s prospectus or this Statement of Additional Information, notwithstanding that such securities and/or instruments may be considered swaps under the Dodd-Frank Wall Street Reform and Consumer Protection Act.
Credit Default Swaps. The Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation or the net cash-settlement amount. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value.
OTHER RISKS ASSOCIATED WITH DERIVATIVES
Risks Associated with Commodity Derivatives. There are several additional risks associated with transactions in commodity futures contracts and other commodity derivatives.
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Storage Risk. Unlike the financial derivatives markets, in certain commodity derivatives markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity derivative will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in a derivative on that commodity, the value of the derivative may change proportionately.
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Reinvestment Risk. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
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Other Economic Factors. The commodities that underlie commodity derivatives may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Investment Policies

Derivative Instruments —
Continued
Hedging And Other Strategies. The Fund will engage in futures and related options and other derivatives transactions either for bona fide hedging purposes or to seek to increase total return. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts or other derivatives. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts or other derivatives, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies or other currency derivatives.
The Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if, among other reasons, there is an established historical pattern of correlation between the two currencies.
When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the derivatives position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the derivatives position.
On other occasions, the Fund may take a “long” position by purchasing derivatives. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase derivatives as a substitute for transactions in securities, commodities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities or commodities market or currency.
Commodity Pool Operator Status. With respect to Embark Commodity Strategy Fund, the Advisor is registered as a “commodity pool operator” and each Subadvisor is registered as a “commodity trading advisor” under the Commodity Exchange Act, as amended (“CEA”) and each is a member of the National Futures Association. However, the Advisor with respect to Embark Small Cap Equity Fund has filed a notice of eligibility with the National Futures Association to claim an exclusion from the definition of the term CPO under the CEA, and, therefore, the Advisor is not subject to registration or regulation as a CPO under the CEA and the rules thereunder with respect to such Fund. Because the Advisor intends to operate such Fund in a manner that would permit each to continue to remain eligible for the exclusion, Embark Small Cap Equity Fund will be limited in its ability to use certain financial instruments regulated under the CEA, including futures contracts and options on futures contracts, which may adversely impact the Fund’s return. In the event the Advisor becomes unable to rely on the exclusion and operates such Fund subject to CFTC regulation, the Fund may incur additional expenses.

Duration
Duration is a measure of average maturity that was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. Duration can be one of the characteristics used in security selection for a fixed income fund.  The Fund does not focus on securities with a particular duration.
Most debt obligations provide interest (“coupon”) payments in addition to a final (“par”) payment at maturity. Some obligations also feature call provisions. Depending on the relative magnitude of these payments, debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security’s “term-to-maturity” has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term-to-maturity” measures only the time until a debt security provides its final payment and doesn’t take into account the pattern of the security’s payments prior to maturity. Duration is a measure of the average life of a fixed income security on a present value basis. Duration is computed by calculating the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received), and weighing them by the present values of the cash to be received at each future

Investment Policies

Duration — Continued
point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security. Conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.
Generally speaking, if interest rates move up by 100 basis points, the value of a fixed income security with a five-year duration will decline by five points. If the fixed income security’s duration was three years, it would decline by three points; two years — two points; and so on. To the extent a Fund is invested in fixed income securities, the value of the Fund’s portfolio will decrease in a similar manner given the conditions illustrated above.
Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen the portfolio duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

Fixed Income Securities
Corporate and foreign governmental debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Except to the extent that values are independently affected by currency exchange rate fluctuations, when interest rates decline, the value of fixed income securities can generally be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The Fund’s Subadvisor and/or Advisor, as applicable, will consider both credit risk and market risk in making investment decisions for the Fund.

Foreign Currency Transactions
The value of investments in securities denominated in foreign currencies and the value of dividends and interest earned may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect the Fund. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward contracts to purchase or sell foreign currencies. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.
Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and commissions are not typically charged for trades. Although foreign exchange dealers do not generally charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.
A contract for the purchase or sale of a security denominated in a foreign currency may be entered into in order to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.
When the Subadvisor and/or Advisor, as applicable, believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars that approximates the value of some or all of the relevant Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.
When foreign currency exchange contracts are used for hedging purposes, a Fund will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual

Investment Policies

Foreign Currency
Transactions — Continued
obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.
Transactions in forward contracts may be entered into only when deemed appropriate by the Advisor. The Fund generally will not enter into a forward contract with a term of greater than one year. The Fund may experience delays in the settlement of its foreign currency transactions.
Using forward contracts to protect the value of a Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Fund’s foreign assets.
While a Fund may enter into forward foreign currency exchange contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Certain strategies could minimize the risk of loss due to a decline in the value of the hedged foreign currency, but they could also limit any potential gain that might result from an increase in the value of the currency. Moreover, there may be imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.
The Fund’s activities in foreign currency contracts, currency futures contracts and related options and currency options may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Foreign Securities
The Fund’s Subadvisor and/or Advisor, as applicable, is responsible for determining whether a particular issuer would be considered a foreign or emerging market issuer. Normally, foreign or emerging market governments and their agencies and instrumentalities are considered foreign or emerging market issuers, respectively. In the case of non-governmental issuers, each Fund’s Subadvisor and/or Advisor, as applicable, may consider an issuer to be a foreign or emerging market issuer if:
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the company has been classified by MSCI, FTSE, or S&P indices as a foreign or emerging market issuer;
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the securities of the company principally trade on stock exchanges in one or more foreign or emerging market countries;
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a company derives a substantial portion (i.e., greater than 50%) of its total revenue from goods produced, sales made or services performed in one or more foreign or emerging market countries or a substantial portion (i.e., greater than 50%) of its assets are located in one or more foreign or emerging market countries; and/or
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the company is organized under the laws of a foreign or emerging market country or its principal executive offices are located in a foreign or emerging market country.
Each Subadvisor and/or Advisor, as applicable, may weigh those factors differently when making a classification decision. Because the global nature of many companies can make the classification of those companies difficult and because the Subadvisors do not consult with one another with respect to the management of the Funds, the Subadvisors may, on occasion, classify the same issuer differently. Certain companies which are organized under the laws of a foreign or emerging market country may nevertheless be classified by a Subadvisor and/or Advisor, as applicable, as a domestic issuer. This may occur when the company’s economic fortunes and risks are primarily linked to the U.S. and the company’s principal operations are conducted from the U.S. or when the company’s equity securities trade principally on a U.S. stock exchange.
FOREIGN SECURITIES RISKS
Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate may also reduce the value of certain portfolio securities. Even though the securities are denominated in U.S. dollars, exchange rate changes may adversely affect the company’s operations or financial health.

Investment Policies

Foreign Securities —
Continued
Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the U.S. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of the Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. An inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.
The Fund’s custodian has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Fund may invest to permit Fund assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act, which governs the establishment of foreign subcustodial arrangements for mutual funds. The Fund’s subcustodial arrangements may be subject to certain risks including: (i) the inability to recover assets in the event of the subcustodian’s bankruptcy; (ii) legal restrictions on the ability to recover assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of Fund assets; and (iv) difficulties in converting cash and cash equivalents to U.S. dollars. The Advisor and Subadvisors have evaluated the political risk associated with an investment in a particular country.
Investing in securities of non-U.S. companies may entail additional risks especially in emerging countries due to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested and the imposition of sanctions. Should one of these events occur, the Fund could lose its entire investment in any such country. The Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.
Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries, or in any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and thereby eliminate any investment opportunities that may currently exist. This is particularly true of emerging markets.
Certain countries in which the Fund may invest may have minority groups that advocate religious or revolutionary philosophies or support ethnic independence. Any action on the part of such individuals could carry the potential for destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund’s investment in those countries.
Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Fund. Certain countries require governmental approval prior to foreign investments or limit the amount of foreign investment in a particular company or limit the investment to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. The Fund could

Investment Policies

Foreign Securities —
Continued
be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more difficult for the Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.
Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In January 2020, the United Kingdom withdrew from the EU (referred to as “Brexit”). Brexit has resulted in volatility in European and global markets and could have significant negative impacts on financial markets in the United Kingdom and throughout Europe. The longer term economic, legal, political and social framework to be put in place between the United Kingdom and the EU is unclear at this stage and is likely to lead to ongoing political and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. This uncertainty may have an adverse effect on the economy generally and on the value of the Fund’s investments.
EMERGING MARKETS
Investments in emerging markets involve risks in addition to those generally associated with investments in foreign securities.
Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, would be heightened. In addition, unanticipated political or social developments may affect the values of the Fund’s investments and the availability to the Fund of additional investments in such emerging markets. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those markets may make the Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries).
Emerging market countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The degree of cooperation between issuers in emerging and frontier market countries with foreign and U.S. financial regulators may vary significantly. Accordingly, regulators may not have sufficient access to audit and oversee issuers, and there could be less information available about issuers in certain emerging market countries. As a result, the ability of the Advisor  or a Subadvisor to evaluate local companies or their potential impact on a Fund’s performance could be inhibited. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses.
In addition, the U.S. and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries. In particular, the U.S. and other countries have imposed economic sanctions on certain Russian individuals and corporate entities. The U.S. or other countries could also institute broader sanctions on Russia. Such sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund’s portfolio. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies located in certain countries, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Countries subject to sanctions may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund’s portfolio and potentially disrupt its operations. Such events may have an adverse impact on the economies and debts of other emerging markets as well.
On June 3, 2021, President Biden issued Executive Order 14032 (the “Order”), entitled “Executive Order on Addressing the Threat From Securities Investments That Finance Certain Companies of the People’s Republic of China.” The Order restricts transactions in publicly traded securities, or any publicly traded securities that are derivative of, or are designed to provide investment exposure to such securities, of Chinese military industrial complex companies (“CMIC”) by any United States person. The scope and implementation of the sanctions may change as additional guidance is issued. The Fund could be adversely affected by these sanctions. In particular, the Fund may not be permitted to invest in a CMIC in which it otherwise might invest.

Investment Policies

Foreign Securities —
Continued
In addition, because of ongoing regional armed conflict in Europe, including an ongoing large-scale invasion of Ukraine by Russia that commenced in February 2022, Russia has been the subject of economic sanctions imposed by countries throughout the world, including the United States. Such sanctions have included, among other things, freezing the assets of particular entities and persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by Russia or companies located in or economically tied to Russia, downgrades in the credit ratings of Russian securities or those of companies located in or economically tied to Russia, devaluation of Russia’s currency, and increased market volatility and disruption in Russia and throughout the world. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.
ADRs, EDRs, IDRs, AND GDRs
The Fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”), and Global Depositary Receipts (“GDRs”). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

Illiquid Securities
The Fund will not invest more than 15% of its net assets in illiquid investments, as defined in Rule 22e-4 under the Investment Company Act. Fund investments will be considered illiquid if the Fund reasonably expects that such investments cannot be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market values of the investments. The Trust, on behalf of the Fund, has established a liquidity risk management program in accordance with Rule 22e-4 under the Investment Company Act, which provides for the assessment, management and periodic review of the Fund’s liquidity risk, the classification and monthly review of the Fund’s portfolio investments, the determination and periodic review of, and procedures to address a shortfall in, the Fund’s highly liquid investment minimum, if applicable, and limiting the Fund’s illiquid investments to 15% of the Fund’s net assets.
The Board of Trustees has adopted procedures for determining the liquidity of Fund investments that apply to the Fund. The Board of Trustees has delegated to the Advisor or Subadvisor, as applicable,  the daily function of determining and monitoring the liquidity of Fund investments in accordance with procedures adopted by the Board of Trustees. The Board of Trustees retains oversight of the liquidity determination process.

Initial Public Offerings (“IPOs”)
The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on funds with a small asset base. The Fund may hold IPO shares for a very short period of time, which may increase the turnover of the Fund’s portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.
The Fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and, compared to their better-established, larger-cap peers, may be more vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Investments in Other Investment Companies
The Fund may invest in the securities of other investment companies as permitted under the Investment Company Act and the rules and regulations thereunder. Securities of other investment companies, including shares of closed-end investment companies, business development companies, unit investment trusts and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of security. These investment companies often seek to perform in a similar fashion to a broad-based securities index. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities but may involve additional expenses at the investment company level, such as portfolio management fees and operating expenses. In addition,

Investment Policies

Investments in Other
Investment Companies —
Continued
these types of investments involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value but may also be traded in the secondary market.

Investments in Wholly Owned Subsidiaries
Each of Embark Cayman Fund I Ltd., Embark Cayman Fund II Ltd., Embark Cayman Fund III Ltd., Embark Cayman Fund IV Ltd., Embark Cayman Fund V Ltd. and Embark Cayman Fund VI Ltd. is a wholly owned subsidiary of Embark Commodity Strategy Fund organized under the laws of the Cayman Islands (each, a “Subsidiary” and, collectively, the “Subsidiaries”). Each Subsidiary is advised by Harbor Capital Advisors, Inc. and has the same investment and generally will be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. However, each Subsidiary, unlike the Fund, may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. By investing in the Subsidiaries, the Fund is exposed indirectly to the risks associated with Subsidiaries’ investments. The derivatives and other investments held by the Subsidiaries generally are similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.
Investments in the Subsidiaries are expected to provide Embark Commodity Strategy Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code (the “Code”), as discussed in the Prospectus. Each Subsidiary is a company organized under the laws of the Cayman Islands and is overseen by its own board of directors. The Fund is the sole shareholder of each Subsidiary, and it is not currently expected that shares of the Subsidiaries will be sold or offered to other investors.
The Subsidiaries invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although Embark Commodity Strategy Fund may enter into these commodity-linked derivative instruments directly, subject to certain limitations, the Fund likely will gain exposure to these derivative instruments indirectly by investing in the Subsidiaries. The Subsidiaries also invest in U.S. Treasury securities, which are intended to serve as margin or collateral for each Subsidiary’s derivatives positions. Embark Commodity Strategy Fund invests in the Subsidiaries and is subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Prospectus and this Statement of Additional Information, as if the Fund were investing in those derivative instruments and other securities directly rather than through the Subsidiaries.
The Subsidiaries are not registered under the Investment Company Act and, unless otherwise noted in the Prospectus and this Statement of Additional Information, are not subject to all of the investor protections of the Investment Company Act. However, each Subsidiary has adopted the same investment objective and substantially the same investment policies and restrictions as the Fund, except that the Subsidiaries may invest without limit in commodity-linked derivative instruments. In addition, the Fund wholly owns and controls each Subsidiary, and the Fund and the Subsidiaries have the same Advisor. Each Subadvisor to Embark Commodity Strategy Fund serves as Subadvisor to one of the Subsidiaries.
Because the Subsidiaries are organized under the laws of the Cayman Islands, the Subsidiaries are subject to the risk that changes in those laws could adversely affect the Subsidiaries’ ability to operate in the manner described in the Prospectus and this Statement of Additional Information which, in turn, would adversely affect Embark Commodity Strategy Fund. Similarly, changes in the laws of the United States, including tax laws, could restrict Embark Commodity Strategy Fund’s ability to invest in the Subsidiaries in such a manner and to such a degree that the Fund would no longer be able to gain sufficient exposure to the commodities market to implement its investment strategy.
The Fund and the Subsidiary are each subject to regulation by the Commodity Futures Trading Commission (“CFTC”) as a commodity pool. The Advisor is registered as the commodity pool operator of the Fund and the Subsidiaries under the Commodity Exchange Act, as amended, and the rules and regulations thereunder and is also subject to the rules and regulations of the CFTC and the National Futures Association.

Liquidation of Funds
The Board of Trustees may determine to close and/or liquidate the Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of the Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution would generally be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of the Fund. A shareholder of a liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as Fund operating expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.

Investment Policies

Liquidation of Funds —
Continued
It is the intention of any Fund expecting to close or liquidate to retain its qualification as a regulated investment company under the Code during the liquidation period and, therefore, not to be taxed on any of its net capital gains realized from the sale of its assets or ordinary income earned that it timely distributes to shareholders. In the unlikely event that the Fund should lose its status as a regulated investment company during the liquidation process, the Fund would be subject to taxes which would reduce any or all of the types of liquidating distributions.

Non-Diversified Status
The non-diversified fund is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments. Because the Fund is “non-diversified” under the Act, it is subject only to certain federal tax diversification requirements. Pursuant to such requirements, the Fund must diversify its holdings so that, in general, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships.

Partnership Securities
The Fund may invest in securities issued by publicly traded partnerships or master limited partnerships or limited liability companies (together referred to as “PTPs/MLPs”). These entities may be publicly traded on stock exchanges or markets such as the New York Stock Exchange (“NYSE”), the NYSE Alternext US LLC (“NYSE Alternext”) and NASDAQ. PTPs/MLPs often own businesses or properties relating to energy, natural resources or real estate, or may be involved in the film industry or research and development activities. Generally, PTPs/MLPs are operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as a Fund, if it invests in a partnership) are not involved in the day-to-day management of the company. Limited partners, unit holders, or members are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.
At times PTPs/MLPs may potentially offer relatively high yields compared to common stocks. Because PTPs/MLPs are generally treated as partnerships or similar limited liability “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders (except in the case of some publicly-traded firms that may be taxed as corporations). For tax purposes, limited partners, unit holders, or members may be allocated taxable income with respect to only a portion of the distributions attributed to them because certain other portions may be attributed to the repayment of initial investments and may thereby lower the cost basis of the units or shares owned by unit or share holders. As a result, unit holders may effectively defer taxation on the receipt of some distributions until they sell their units. These tax consequences may differ for different types of entities.
Although the high yields potentially offered by these investments may be attractive, PTPs/MLPs have some disadvantages and present some risks. Investors in a partnership or limited liability company may have fewer protections under state law than investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities. Many PTPs/MLPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns, including as a result of geopolitical events. Growth may be limited because most cash is paid out to limited partners, unit holders, or members rather than retained to finance growth. The performance of PTPs/MLPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs/MLPs. Investments in PTPs/MLPs also may be illiquid at times.
The Fund may also invest in relatively illiquid securities issued by limited partnerships or limited liability companies that are not publicly traded. These securities, which may represent investments in certain areas such as real estate or private equity, may present many of the same risks of PTPs/MLPs. In addition, they may present other risks including higher management and distribution fees, uncertain cash flows, potential calls for additional capital, and very limited liquidity.

Investment Policies

Preferred Stocks
Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash or in additional shares of preferred stock at a defined rate. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions and generally carry no voting rights.

Real Estate Investment Trusts
The Fund may gain exposure to the real estate sector by investing in real estate investment trusts (“REITs”).
Each of these types of investments is subject, directly or indirectly, to risks associated with ownership of real estate, including changes in the general economic climate or local conditions (such as an oversupply of space or a reduction in demand for space), loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, including competition based on rental rates, variations in market value, changes in the financial condition of tenants, changes in operating costs, attractiveness and location of the properties, adverse changes in the real estate markets generally or in specific sectors of the real estate industry and possible environmental liabilities. Real estate-related investments may entail leverage and may be highly volatile. Non-listed REITs entail additional risks. Non-listed REITs are typically less financially stable than publicly traded REITs. Non-listed REITs are unlisted, making them hard to value and trade. Moreover, non-listed REITs generally are exempt from registration under the Securities Act of 1933 and, as such, are not subject to the same disclosure requirements as publicly traded REITs, which makes non-listed REITs more difficult to evaluate from an investment perspective.
REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not generally taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Fund will bear its proportionate share of the costs of the REITs’ operations.
There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment Company Act of 1940. Furthermore, REITs are not diversified and are heavily dependent on cash flow.

Regulatory Risk and Other Market Events
Financial entities are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. Legislative or administrative changes or court decisions relating to the Code may adversely affect a Fund and/or the issuers of securities held by a Fund.
Events such as natural disasters, pandemics, epidemics, and social unrest in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

Investment Policies

Repurchase Agreements
Repurchase agreements may be entered into with domestic or foreign banks or with any member firm of FINRA, or any affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadvisor and/or Advisor, as applicable,. The minimum credit quality requirements are those applicable to the Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment-grade (or the equivalent if unrated), the Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Restricted Securities
Restricted securities are securities acquired in an unregistered, private sale from the issuing company or from an affiliate of the issuer. Restricted securities would be required to be registered under the Securities Act of 1933 (the “1933 Act”) prior to distribution to the general public, but they may be eligible for resale to “qualified institutional buyers” under Rule 144A under the 1933 Act. It may be expensive or difficult for the Fund to dispose of restricted securities in the event that registration is required or an eligible purchaser cannot be found. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Rights and Warrants
Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. The holders of rights and warrants have no voting rights, receive no dividends and have no ownership rights with respect to the assets of the issuer. The value of a right or warrant may not necessarily change with the value of the underlying securities. Rights and warrants cease to have value if they are not exercised prior to their expiration date. Investments in rights and warrants are thus speculative and may result in a total loss of the money invested.

Securities Lending
The Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, loans may be made only to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash or liquid assets. Such collateral will be maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan. In the event of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment, the Fund would call the loan. As with other extensions of credit, there are risks of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Advisor to be of good standing, and when, in the judgment of the Advisor, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. If the Advisor decides to make securities loans, it is intended that the value of the securities loaned would not exceed 33⅓% of the value of the total assets of the Fund.

Short Sales
The Fund may engage in short sales of securities to: (i) offset potential declines in long positions in similar securities, (ii) increase the flexibility of the Fund; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.
When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. In connection with short sales of securities, the Fund may pay a fee to borrow securities or maintain an arrangement with a broker to borrow securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

Investment Policies

Short Sales — Continued
If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
The Fund may invest pursuant to a risk arbitrage strategy to take advantage of a perceived relationship between the value of two securities. Frequently, a risk arbitrage strategy involves the short sale of a security.

Small to Mid Companies
Smaller companies may (i) be subject to more volatile market movements than securities of larger, more established companies; (ii) have limited product lines, markets or financial resources; and (iii) depend upon a limited or less experienced management group. The securities of smaller companies may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. Disposition by the Fund of a smaller company’s securities in order to meet redemptions may require the Fund to sell these securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable. These risks are more significant in the context of smaller companies.

Sovereign Debt Obligations
Sovereign debt obligations, such as foreign government debt or foreign treasury bills, involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited or no recourse in the event of a default. For example, there may be no bankruptcy or similar proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, to the extent it invests in such securities, may be more volatile than prices of debt obligations of U.S. issuers, and may result in illiquidity. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt. As a holder of government sovereign debt, the Fund may be requested to participate in the restructuring of sovereign indebtedness, including the rescheduling of debt payments and the extension of further loans to government debtors, which may adversely affect the Fund. There can be no assurance that such restructuring will result in the repayment of all or part of the debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.
A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.
The recent global economic crisis brought several European economies close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. For example, in the past several years the governments of countries in the European Union experienced large public budget deficits, the effects of which remain unknown and may slow the overall recovery of European economies from the recent global economic crisis. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or multilateral agencies and offices. Such assistance may require a country to implement reforms or reach a certain level of performance. If a country receiving assistance fails to reach certain objectives or receives an insufficient level of assistance it could cause a deep economic downturn and could significantly affect the value of the Fund’s investments in that country’s sovereign debt obligations.

Trust-Preferred Securities
Trust-preferred securities, also known as trust-issued securities, are securities that have characteristics of both debt and equity instruments. Generally, trust-preferred securities are cumulative preferred stocks issued by a trust that is created by a financial institution, such as a bank holding company. The financial institution typically creates the trust with the objective of increasing its capital by issuing subordinated debt to the trust in return for cash proceeds that are reflected on its balance sheet. The primary asset owned by the trust is the subordinated debt issued to the trust by the financial institution. The financial institution makes periodic interest payments on the debt as discussed further below.

Investment Policies

Trust-Preferred
Securities — Continued
The financial institution will subsequently own the trust’s common securities, which may typically represent a small percentage of the trust’s capital structure. The remainder of the trust’s capital structure typically consists of trust-preferred securities that are sold to investors. The trust uses the sales proceeds to purchase the subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital, while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are often higher than other dividends potentially available on the financial institution’s common stocks. The interests of the holders of the trust-preferred securities are senior to those of common stockholders in the event that the financial institution is liquidated, although their interests are typically subordinated to those of holders of other debt issued by the institution.
The primary benefit for the financial institution in using this particular structure is that the trust-preferred securities issued by the trust are treated by the financial institution as debt securities for tax purposes (as a consequence of which the expense of paying interest on the securities is tax deductible), but are treated as more desirable equity securities for purposes of the calculation of capital requirements. In certain instances, the structure involves more than one financial institution and thus, more than one trust. In such a pooled offering, an additional separate trust may be created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by other trust subsidiaries of the participating financial institutions. In such a structure, the trust-preferred securities held by the investors are backed by other trust-preferred securities issued by the trust subsidiaries.
The risks associated with trust-preferred securities typically include the financial condition of the financial institution(s), as the trust typically has no business operations other than holding the subordinated debt issued by the financial institution(s) and issuing the trust-preferred securities and common stock backed by the subordinated debt. If a financial institution is financially unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of the trust-preferred securities such as the Fund.

U.S. Government Securities
Total U.S. public debt as a percentage of gross domestic product has grown since the beginning of the 2008 financial downturn. U.S. government agencies project that the U.S. will continue to maintain high debt levels in the near future. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.
A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause the U.S. Treasury to sell additional debt with shorter maturity periods, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. government will be unable to pay investors at maturity. Unsustainable debt levels could cause declines in currency valuations and prevent the U.S. government from implementing effective fiscal policy.
On August 5, 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade, the S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. The market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected by any actual or potential downgrade in the rating of U.S. long-term sovereign debt and such a downgrade may lead to increased interest rates and volatility.
Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Ginnie Mae, a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include Fannie Mae and Freddie Mac. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed-income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.

Investment Policies

U.S. Government
Securities — Continued
In addition to securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, and FHFA, U.S. government securities include obligations of federal home loan banks and federal land banks, Federal Farm Credit Banks Consolidated Systemwide Bonds and Notes, securities issued or guaranteed as to principal or interest by Tennessee Valley Authority and other similar securities as may be interpreted from time to time.

Variable and Floating Rate Securities
Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate. Variable and floating rate securities that cannot be disposed of promptly within seven days and in the usual course of business without taking a reduced price will be treated as illiquid and subject to the limitation on investments in illiquid securities.

Investment Restrictions

Fundamental Investment Restrictions
The following restrictions may not be changed with respect to a Fund without the approval of the majority of outstanding voting securities of the Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectuses and this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, each Fund with the exception of borrowings permitted by Investment Restriction (2) listed below.
A Fund may not:
(1)
(except for Embark Commodity Strategy Fund) with respect to 75% of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 5% of the Fund’s total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase would cause more than 10% of the total voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and shares of other investment companies;
(2)
borrow money, except to the extent permitted by, or to the extent not prohibited by, applicable law and any applicable exemptive relief;
(3)
act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with each Fund’s investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;
(4)
invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. government or any of its agencies or instrumentalities);
(5)
issue senior securities, except as permitted under the Investment Company Act, and except that the Harbor Funds II may issue shares of beneficial interest in multiple series or classes;
(6)
purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities;
(7)
(except for Embark Commodity Strategy Fund) invest in commodities or commodity contracts, except that each Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts that are not deemed to be prohibited commodities or commodities contracts for the purpose of this restriction. Embark Commodity Strategy Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, or collars or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act; or
(8)
make loans to other persons, except to the extent permitted by, or to the extent not prohibited by, applicable law and any applicable exemptive relief.
Notwithstanding the investment policies and restrictions of each Fund, a Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. For purposes of fundamental investment restriction no. 4, a Fund will consider the investments of any underlying investment companies in which it invests when determining the Fund’s compliance with the restriction.
With respect to fundamental investment restrictions no. 2 and no. 5, the Investment Company Act generally permits a Fund to borrow money in amounts of up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for any purpose and up to 5% of its total assets from banks or other lenders for temporary purposes. A loan is deemed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

In the event that asset coverage (as defined in the Investment Company Act) for a Fund’s borrowings at any time falls below 300%, the Fund, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, will reduce the amount of its borrowings to the extent required so that the asset coverage of such borrowings will be at least 300%.

Investment Restrictions

Fundamental Investment
Restrictions — Continued

With respect to fundamental investment restriction no. 5, Rule 18f-4 provides an exemption from the Investment Company Act’s prohibitions on the issuance of senior securities for derivatives transactions and certain other transactions involving future payment obligations, subject to certain conditions.  See the discussion of Rule 18f-4 under “Derivative Instruments” in this Statement of Additional Information.
For purposes of fundamental investment restriction no. 4, each Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry or group of industries.
For purposes of fundamental investment restriction no. 7, each Fund interprets its policy with respect to the investment in commodities or commodity contracts to permit the Fund, subject to the Fund’s investment objectives and general investment policies (as stated in the Fund’s Prospectus and elsewhere in this Statement of Additional Information), to invest in commodity futures contracts and options thereon, commodity-related swap agreements, hybrid instruments, and other commodity-related derivative instruments.
Non-Fundamental Investment Restrictions
In addition to the investment restrictions and policies mentioned above, the Trustees of Harbor Funds II have voluntarily adopted the following policies and restrictions, which are observed in the conduct of the affairs of the Funds. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies because they may be changed or amended by action of the Trustees without prior notice to or approval of shareholders. Accordingly, each Fund may not:
(a)
purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions. For purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin;
(b)
make short sales of securities, except as permitted under the Investment Company Act;
(c)
invest more than 15% of the Fund’s net assets in illiquid investments; or
(d)
invest in other companies for the purpose of exercising control or management.

Trustees and Officers

The business and affairs of the Trust shall be managed by or under the direction of the Trustees, and they shall have all powers necessary or desirable to carry out that responsibility. The Trustees shall have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. The Trustees serve on the Board of Trustees of Harbor Funds, Harbor Funds II and Harbor ETF Trust.
Information pertaining to the Trustees and Officers of Harbor Funds II is set forth below. The address of each Trustee and Officer is: [Name of Trustee or Officer] c/o Harbor Funds II, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302.
Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Scott M. Amero (60) Trustee	Since 2023	Chairman (2015-2020) and Trustee (2011-Present), Rare (conservation nonprofit); Trustee, Root Capital (2022-Present); Trustee, The Nature Conservancy, Massachusetts Chapter (2018-Present); Trustee, Adventure Scientists (conservation nonprofit) (2020-Present); Vice Chairman and Global Chief Investment Officer, Fixed Income (2010), Vice Chairman and Global Chief Investment Officer, Fixed Income, and Co-Head, Fixed Income Portfolio Management (2007-2010), BlackRock, Inc. (publicly traded investment management firm).	31	None
Donna J. Dean (72) Trustee	Since 2023	Chief Investment Officer of the Rockefeller Foundation (a private foundation) (2001-2019).	31	None
Robert Kasdin (65) Trustee	Since 2023	Trustee, Barnard College (2023-Present); Senior Vice President and Chief Operating Officer (2015-2022) and Chief Financial Officer (2018-2022), Johns Hopkins Medicine; Trustee and Co-Chair of the Finance Committee, National September 11 Memorial & Museum at the World Trade Center (2005-2019); Director, Apollo Commercial Real Estate Finance, Inc. (2014-Present); and Director, The Y in Central Maryland (2018-2022).	31	Director of Apollo Commercial Real Estate Finance, Inc. (2014- Present).
Kathryn L. Quirk (71) Trustee	Since 2023
Member, Independent Directors Council, Governing Council (2023-present);
Vice President, Senior Compliance Officer and Head, U.S. Regulatory
Compliance, Goldman Sachs Asset Management (2013-2017); Deputy Chief
Legal Officer, Asset Management, and Vice President and Corporate Counsel,
Prudential Insurance Company of America (2010-2012); Co-Chief Legal Officer,
Prudential Investment Management, Inc., and Chief Legal Officer, Prudential
Investments and Prudential Mutual Funds (2008-2012); Vice President and
Corporate Counsel and Chief Legal Officer, Mutual Funds, Prudential
Insurance Company of America, and Chief Legal Officer, Prudential
Investments (2005-2008); Vice President and Corporate Counsel and Chief
Legal Officer, Mutual Funds, Prudential Insurance Company of America
(2004-2005); Member, Management Committee (2000-2002), General Counsel
and Chief Compliance Officer, Zurich Scudder Investments, Inc. (1997-2002);
and Member, Board of Directors and Co-Chair, Governance Committee, Just
World International Inc. (nonprofit) (2020 – 2023).
			31	None
Douglas J. Skinner (62) Trustee	Since 2023	Professor of Accounting (2005-Present), Deputy Dean for Faculty (2015-2016, 2017-Present), Interim Dean (2016-2017), University of Chicago Booth School of Business.	31	None
Ann M. Spruill (69) Trustee	Since 2023	Partner (1993-2008), member of Executive Committee (1996-2008), Member Board of Directors (2002-2008), Grantham, Mayo, Van Otterloo & Co, LLC (private investment management firm) (with the firm since 1990); Member Investment Committee and Chair of Global Public Equities, Museum of Fine Arts, Boston (2000-2020); and Trustee, Financial Accounting Foundation (2014-2020).	31	None
Landis Zimmerman (65) Trustee	Since 2023	Independent, non-fiduciary advisor, Gore Creek Asset Management (2006- Present); Member, Frederick Gunn School Investment Committee (2023- Present); Member, Japan Science and Technology Agency Investment Advisory Committee (2021-2023); Chief Investment Officer of the Howard Hughes Medical Institute (2004-2021).	31	None

Trustees and Officers

Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INTERESTED TRUSTEE
Charles F. McCain (54)* Chairman, Trustee and President	Since 2022
Director (2007-Present), Chief Executive Officer (2017-Present), President
and Chief Operating Officer (2017), Executive Vice President and General
Counsel (2004-2017), and Chief Compliance Officer (2004-2014), Harbor Capital
Advisors, Inc.; Director and Chairperson (2019-Present), Harbor Trust
Company, Inc.; Director (2007-Present) and Chief Compliance Officer
(2004-2017), Harbor Services Group, Inc.; Director (2007-Present), Chief
Executive Officer (2017-Present), Chief Compliance Officer (2007-2017;
2023-Present), and Executive Vice President (2007-2017), Harbor Funds
Distributors, Inc.; Chief Compliance Officer, Harbor Funds (2004-2017); and
Chairman, President and Trustee, Harbor ETF Trust (2021-Present).
			31	None

Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
FUND OFFICERS NOT LISTED ABOVE**
Diana R. Podgorny (44) Chief Legal Officer, Chief Compliance Officer and Secretary	Since 2023
Executive Vice President, General Counsel and Secretary (2023-Present), Senior Vice President and Deputy General
Counsel (2022-2023), Senior Vice President and Assistant General Counsel (2020-2022), and Vice President and Assistant
General Counsel (2017-2020), Harbor Capital Advisors, Inc.; Director, Vice President, and Secretary (2023-Present),
Harbor Services Group, Inc.; Director and Vice President (2020-Present), Harbor Trust Company, Inc.; Chief Legal Officer
and Chief Compliance Officer (2023-Present), Secretary (2017-Present), Harbor Funds; Chief Legal Officer and Chief
Compliance Officer (2023-Present), Secretary (2021-Present), Harbor ETF Trust; and Chief Legal Officer, Chief Compliance
Officer and Secretary (2023-Present), Harbor Funds II.

Richard C. Sarhaddi (50) Deputy Chief Compliance Officer and Vice President	Since 2023
Senior Vice President and Chief Compliance Officer (2023-Present), Harbor Capital Advisors, Inc. and Harbor Services
Group, Inc.; Director and Chief Compliance Officer (2023-Present), Harbor Trust Company Inc.; Deputy Chief Compliance
Officer and Vice President (2023-Present), Harbor Funds; Deputy Chief Compliance Officer and Vice President
(2023-present), Harbor ETF Trust; and Deputy Chief Compliance Officer and Vice President (2023-Present), Harbor Funds II.
Chief Compliance Officer (2021-2023), Vanguard Personalized Indexing Management, LLC; Head of U.S. Direct Investor
Advice Compliance, (2018-2023), The Vanguard Group, Inc.; Director & Lead Counsel, Digital Services / Intelligent
Portfolios (2015-2018), Charles Schwab & Co., Inc.

John M. Paral (55) Treasurer	Since 2023
Senior Vice President – Fund Administration and Analysis (2022-Present), Director of Fund Administration and Analysis
(2017-2022), Vice President (2012-2022) and Financial Reporting Manager (2007-2017), Harbor Capital Advisors, Inc.;
Treasurer (2022-Present) and Assistant Treasurer (2013-2022), Harbor Funds; Treasurer (2022-Present) and Assistant
Treasurer (2021-2022), Harbor ETF Trust; and Treasurer (2023-Present), Harbor Funds II.

Gregg M. Boland (60) Vice President and AML Compliance Officer	Since 2023
Executive Vice President (2020-Present), Vice President (2019-2020), Harbor Capital Advisors, Inc.; President (2019-Present),
Senior Vice President – Operations (2016-2019), and Vice President – Operations (2007-2015), Harbor Services Group,
Inc.; Senior Vice President, AML Compliance Officer, and OFAC Officer (2019-Present), Harbor Funds Distributors,
Inc.; Vice President, Harbor Funds (2019-Present) and Vice President (2021-Present), Harbor ETF Trust; and Vice President
and AML Compliance Officer (2023-Present), Harbor Funds II.

Kristof M. Gleich (44) Vice President	Since 2023
President (2018-Present) and Chief Investment Officer (2020-Present), Harbor Capital Advisors, Inc.; Director, Vice
Chairperson, President (2019-Present) and Chief Investment Officer (2020-Present), Harbor Trust Company, Inc.; Vice
President (2019-Present), Harbor Funds; Vice President (2021-Present), Harbor ETF Trust; Vice President (2023-Present),
Harbor Funds II; and Managing Director, Global Head of Manager Selection (2010-2018), JP Morgan Chase & Co.

Diane J. Johnson (58) Vice President	Since 2023
Vice President (2022-Present) and Tax Director (2009-Present), Harbor Capital Advisors, Inc.; Vice President (2022-Present),
Harbor Funds; Vice President (2022-Present), Harbor ETF Trust; and Vice President (2023-Present), Harbor Funds II.

Lora A. Kmieciak (59) Vice President	Since 2023
Executive Vice President and Chief Financial Officer (2022-Present), Senior Vice President – Fund Administration and
Analysis (2017-2022) and Senior Vice President - Business Analysis (2015-2017), Harbor Capital Advisors, Inc.; Vice
President (2020 – 2022) and Director (2022-Present), Harbor Trust Company, Inc.; Assistant Treasurer (2017-2022) and
Vice President (2022-Present), Harbor Funds; Assistant Treasurer (2021-2022) and Vice President (2022-Present), Harbor
ETF Trust; and Vice President (2023-Present), Harbor Funds II.

Meredith S. Dykstra (39) Assistant Secretary	Since 2023
Senior Counsel (2022-Present), Vice President (2015-Present) and Legal Counsel (2015-2022), Harbor Capital Advisors,
Inc.; Assistant Secretary (2023-Present), Harbor Trust Company, Inc.; Assistant Secretary (2023-Present), Harbor Funds;
Assistant Secretary (2023-Present), Harbor ETF Trust; and Assistant Secretary (2023-Present), Harbor Funds II.

Lana M. Lewandowski (44) Assistant Secretary	Since 2023
Vice President and Compliance Director (2022-Present), Legal & Compliance Manager (2016-2022) and Legal Specialist
(2012-2015), Harbor Capital Advisors, Inc.; AML Compliance Officer (2017-2022) and Assistant Secretary (2017-Present),
Harbor Funds; AML Compliance Officer (2021-2022) and Assistant Secretary (2021-Present), Harbor ETF Trust; and
Assistant Secretary (2023-Present), Harbor Funds II.

[1]	Each Trustee serves for an indefinite term, until his or her successor is elected. Each Officer is elected annually.
*	Mr. McCain is deemed an “Interested Trustee” due to his affiliation with the Advisor and Distributor of Harbor Funds II.
**	Officers of the Funds are “interested persons” as defined in the Investment Company Act.

Trustees and Officers

Additional Information About the Trustees
The following sets forth information about each Trustee’s specific experience, qualifications, attributes and/or skills that serve as the basis for the person’s continued service in that capacity. These encompass a variety of factors, including, but not limited to, their financial and investment experience, academic background, willingness to devote the time and attention needed to serve, and past experience as Trustees of the Trust, other investment companies, operating companies or other types of entities. No one factor is controlling, either with respect to the group or any individual. As discussed further below, the evaluation of the qualities and ultimate selection of persons to serve as Independent Trustees is the responsibility of the Trust’s Nominating Committee, consisting solely of Independent Trustees. The inclusion of a particular factor below does not constitute an assertion by the Board of Trustees or any individual Trustee that a Trustee has any special expertise that would impose any greater responsibility or liability on such Trustee than would exist otherwise.
Scott M. Amero. Mr. Amero retired in 2010 after a 20-year career at BlackRock, Inc., where he was then Vice Chairman and Global Chief Investment Officer, Fixed Income, and Co-Head of Fixed Income Portfolio Management. He currently is on the Board of Trustees for Rare, a conservation nonprofit, a Trustee of Root Capital, a Trustee of the Massachusetts chapter of The Nature Conservancy, a Trustee for Adventure Scientists, a conservation nonprofit, and a member of the Advisory Board of the Mossavar-Rahmani Center for Business and Government at the Harvard Kennedy School. Mr. Amero has extensive investment experience and has served as a Trustee of Harbor Funds since 2014, of Harbor Funds II since 2023 and of Harbor ETF Trust since 2021.
Donna J. Dean. Ms. Dean served as the Chief Investment Officer of the Rockefeller Foundation from 2001 through 2019. The Rockefeller Foundation is a philanthropic organization established by the Rockefeller family in 1913 to promote the well-being of humanity. As Chief Investment Officer, Ms. Dean was responsible for leading a team of investment professionals in managing the Rockefeller Foundation’s endowment. Ms. Dean was responsible for establishing strategy for the endowment’s investment program, including diversifying the endowment’s portfolio of investments across a range of asset classes including public and private equities, fixed income, emerging markets, real assets (such as resources and real estate), hedge funds and distressed debt. Prior to joining the Rockefeller Foundation in 1995, Ms. Dean spent seven years at Yale University, where she served as Director of Investments, with responsibility for real estate as well as oversight of the New Haven Initiative community investment program. Ms. Dean has significant investment experience and has served as a Trustee of Harbor Funds since 2010, of Harbor Funds II since 2023 and of Harbor ETF Trust since 2021.
Robert Kasdin. Mr. Kasdin served as the Senior Vice President and Chief Operating Officer of Johns Hopkins Medicine from 2015 to 2022 and also as Chief Financial Officer of Johns Hopkins Medicine from 2018 to 2022. Prior to joining Johns Hopkins Medicine, he served as Senior Executive Vice President of Columbia University from 2002 to 2015. Prior to joining Columbia University, he served as the Executive Vice President and Chief Financial Officer of the University of Michigan, Treasurer and Chief Investment Officer for The Metropolitan Museum of Art in New York City, and Vice President and General Counsel for Princeton University Investment Company. He started his career as a corporate attorney at Davis Polk & Wardwell. Mr. Kasdin previously served on the board of The Y in Central Maryland and on the Board of the National September 11 Memorial & Museum at the World Trade Center Foundation, Inc. He serves on the Board of Directors of Apollo Commercial Real Estate Finance, Inc., as a Trustee of Barnard College and is a member of the Council on Foreign Relations. Mr. Kasdin has significant business experience and has served as a Trustee of Harbor Funds since 2014, of Harbor Funds II since 2023 and of Harbor ETF Trust since 2021.
Kathryn L. Quirk. Ms. Quirk retired in March 2017 after nearly thirty-five years of serving in various legal, compliance and senior management roles in the asset management industry as well as serving as an officer of several investment companies. Prior to her retirement, she served at Goldman Sachs Asset Management as Head of U.S. Regulatory Compliance from 2013-2017. Prior to joining Goldman Sachs, she was Vice President and Corporate Counsel at Prudential Insurance Company of America, a subsidiary of Prudential Financial Inc., an insurance and financial services company. During that time, she also served as Deputy Chief Legal Officer, Asset Management at Prudential Insurance Company of America; Co-Chief Legal Officer at Prudential Investment Management, Inc.; Chief Legal Officer at Prudential Investments LLC; and Chief Legal Officer of the Prudential Mutual Funds. Prior to joining Prudential, Ms. Quirk worked at Zurich Scudder Investments, Inc., an asset management company, where she held several senior management positions, including General Counsel, Chief Compliance Officer, Chief Risk Officer, Corporate Secretary, Managing Director, and served on the board of directors and management committee. She started her career as an attorney at Debevoise & Plimpton LLP. She currently serves on the Governing Council of the Independent Directors Council, and previously served on the Board of Directors and as Co-Chair of the Governance Committee of Just World International, Inc., a not-for-profit organization funding education and nutrition programs. Ms. Quirk has extensive investment management industry and legal experience and has served as a Trustee of Harbor Funds since 2017, of Harbor Funds II since 2023 and of Harbor ETF Trust since 2021.

Trustees and Officers

Additional Information
About the Trustees —
Continued
Douglas J. Skinner. Mr. Skinner is the Sidney Davidson Distinguished Service Professor of Accounting and Deputy Dean for Faculty at the University of Chicago Booth School of Business, where his prior positions include Eric J. Gleacher Distinguished Service Professor of Accounting, John P. and Lillian A. Gould Professor of Accounting, Neubauer Family Faculty Fellow, Interim Dean, and Executive Director of the Accounting Research Center. Mr. Skinner joined the University of Chicago Business School’s faculty in 2005 from the University of Michigan Business School, where he served as the KPMG Professor of Accounting. Mr. Skinner’s teaching and research has a particular emphasis on corporate disclosure practices, corporate financial reporting, and corporate finance. Mr. Skinner is a Senior Fellow at the Asian Bureau of Finance and Economic Research. Mr. Skinner is the author or co-author of numerous publications in leading accounting and finance academic journals. Mr. Skinner has served as a Trustee of Harbor Funds since 2020, of Harbor Funds II since 2023 and of Harbor ETF Trust since 2021.
Ann M. Spruill. Ms. Spruill retired in 2008 after an 18-year career at GMO & Co. LLC, where she was a partner, portfolio manager and the Head of International Active Equities Division. She also served as a member of the Executive Committee and the Board of Directors of that firm. GMO & Co. LLC is a privately-owned global investment management firm. Ms. Spruill served as a Trustee for the Financial Accounting Foundation. She served as a member of the Investment Committee and Chair of Global Public Equities for the Museum of Fine Arts, Boston and as a Trustee of the University of Rhode Island. Ms. Spruill has significant investment experience and has served as a Trustee of Harbor Funds since 2014, of Harbor Funds II since 2023 and of Harbor ETF Trust since 2021.
Landis Zimmerman. Mr. Zimmerman retired in 2021 after serving 17 years as Vice President and Chief Investment Officer of the Howard Hughes Medical Institute. Prior to joining Howard Hughes Medical Institute, he served as Chief Investment Officer and Managing Director for investments at the University of Pennsylvania from 1998-2004, Associate Director of Investments of the Rockefeller Foundation from 1996-1998, Associate Director at Bear, Stearns & Co. Inc. from 1994-1996, and Vice President at J.P. Morgan Securities Inc. from 1985-1994. He began his career as Assistant Treasurer at Chemical Bank in 1981. He is currently an independent, non-fiduciary advisor for Gore Creek Asset Management, a family investment office, and is a member of the Frederick Gunn School Investment Committee. Mr. Zimmerman has served as a Trustee of Harbor Funds since 2022, of Harbor Funds II since 2023 and Harbor ETF Trust since 2022.
Charles F. McCain. Mr. McCain has served as Chief Executive Officer of Harbor Capital Advisors since 2017 and as a Director since 2007. Mr. McCain previously served as President and Chief Operating Officer of Harbor Capital Advisors during 2017, Executive Vice President and General Counsel of Harbor Capital Advisors from 2004-2017 and as Chief Compliance Officer of Harbor Capital Advisors from 2004-2014. He served as Harbor Funds’ Chief Compliance Officer from 2004-2017. He has served as a Director and Chairperson of Harbor Trust Company, Inc. since 2019. He also has served as a Director of Harbor Services Group, Inc. since 2007, and as the Chief Compliance Officer of Harbor Services Group, Inc. from 2004-2017. He has also served as a Director of Harbor Funds Distributors, Inc. since 2007, and as the Chief Compliance Officer and Executive Vice President of Harbor Funds Distributors, Inc. from 2007-2017. Prior to joining Harbor Capital Advisors in 2004, Mr. McCain was a Junior Partner at the law firm of Wilmer Cutler Pickering Hale and Dorr LLP. Mr. McCain has extensive business, investment, legal and compliance experience and has served as a Trustee and Chairman of the Board of Harbor Funds since 2017, as a Trustee and Chairman of the Board of Harbor Funds II since 2022 and as a Trustee and Chairman of the Board of Harbor ETF Trust since 2021.

Board Leadership Structure
As indicated above, the business and affairs of the Trust shall be managed by or under the direction of the Trustees. The Trustees have delegated day-to-day management of the affairs of the Trust to the Advisor, subject to the Trustees’ oversight. The Board of Trustees is currently comprised of eight Trustees, seven of whom are Independent Trustees. All Independent Trustees serve on the Audit Committee and Nominating Committee, as discussed below. The Chairman of the Board of Trustees is an Interested Trustee.
The Independent Trustees determined that it was appropriate to appoint a Lead Independent Trustee to facilitate communication among the Independent Trustees and with management. Accordingly, the Independent Trustees have appointed Ms. Quirk to serve as Lead Independent Trustee. Among other responsibilities, the Lead Independent Trustee coordinates with management and the other Independent Trustees regarding review of agendas for board meetings; serves as chair of meetings of the Independent Trustees; and, in consultation with the other Independent Trustees and as requested or appropriate, communicates with management, counsel, third party service providers and others on behalf of the Independent Trustees.

Trustees and Officers

Board Leadership
Structure — Continued
The Trustees believe that this leadership structure is appropriate given, among other things, the size and number of funds offered by the Trust; the size and committee structure of the Board of Trustees; management’s accessibility to the Independent Trustees, both individually and collectively through the Lead Independent Trustee; and the active and engaged role played by each Trustee with respect to oversight responsibilities.

Board Committees
All Independent Trustees serve on the Audit Committee and the Nominating Committee. The functions of the Audit Committee include recommending an independent registered public accounting firm to the Trustees, monitoring the independent registered public accounting firm’s performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Independent Trustees. The Nominating Committee will also consider nominees recommended by shareholders to serve as Trustees provided that shareholders submit such recommendations in writing to Harbor Funds II Nominating Committee, c/o Harbor Funds II, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302 within a reasonable time before any meeting.
The Board of Trustees does not have a compensation committee.

Risk Oversight
The Board of Trustees considers its role with respect to risk management to be one of oversight rather than active management. The Trust faces a number of types of risks, including investment risk, legal and compliance risk, operational risk (including business continuity risk), reputational and business risk. The Board of Trustees recognizes that not all risks potentially affecting the Trust can be identified in advance, and that it may not be possible or practicable to eliminate certain identifiable risks. As part of the Trustees’ oversight responsibilities, the Trustees generally oversee the Funds' risk management policies and processes, as these are formulated and implemented by the Trust’s management. These policies and processes seek to identify relevant risks and, where practicable, lessen the possibility of their occurrence and/or mitigate the impact of such risks if they were to occur. Various parties, including management of the Trust, the Trust’s independent registered public accounting firm and other service providers provide regular reports to the Board of Trustees on various operations of the Trust and related risks and their management. In particular, the Funds' Chief Compliance Officer regularly reports to the Trustees with respect to legal and compliance risk management, the Chief Financial Officer reports on financial operations, and a variety of other management personnel report on other risk management areas, including the operations of certain affiliated and unaffiliated service providers to the Trust. The Audit Committee maintains an open and active communication channel with both the Trust’s personnel and its independent auditor, largely, but not exclusively, through its chair.

Trustee Compensation
For the fiscal year ending
October 31, 2024
Name of Person, Position	Aggregate Compensation From Harbor Funds II*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From the Fund Complex Paid to Trustees**
Charles F. McCain, Chairman, President and Trustee	-0-	-0-	-0-
Scott M. Amero, Trustee	$33,298	-0-	$365,000
Donna J. Dean, Trustee	$33,298	-0-	$365,000
Robert Kasdin, Trustee	$33,298	-0-	$365,000
Kathryn L. Quirk, Trustee	$39,615	-0-	$435,000
Douglas J. Skinner, Trustee	$36,456	-0-	$400,000
Ann M. Spruill, Trustee	$33,298	-0-	$365,000
Landis Zimmerman, Trustee	$33,298	-0-	$365,000
*
Estimated for the period from the date of this Statement of Additional Information through October 31, 2024.
**
Estimated for the fiscal year ending October 31, 2024. Includes amounts paid by Harbor Funds, Harbor Funds II and Harbor ETF Trust.

Trustee Ownership of Fund Shares
As of the date of this Statement of Additional Information, the Trustees and Officers of Harbor Funds II did not own any shares of the Funds as the Funds are newly launched.

Trustees and Officers

Trustee Ownership of Fund
Shares — Continued
The Fund shares beneficially owned by the Trustees as of December 31, 2023 are as follows:
Name of Trustee	Dollar Range of Ownership in Each Fund	Aggregate Dollar Range of Ownership in All Registered Investment Companies Overseen by Trustee within Fund Family
Independent Trustees
Scott M. Amero	None[1]	Over $100,000
Donna J. Dean	None[1]	Over $100,000
Robert Kasdin	None[1]	Over $100,000
Kathryn L. Quirk	None[1]	Over $100,000
Douglas J. Skinner	None[1]	Over $100,000
Ann M. Spruill	None[1]	Over $100,000
Landis Zimmerman	None[1]	$50,001-$100,000
Interested Trustee
Charles F. McCain[4]	None[1]	Over $100,000
1
The Funds had not commenced operations as of the date of this Statement of Additional Information.

Material Relationships of the Independent Trustees
For purposes of the discussion below, the italicized terms have the following meanings:
◾
the immediate family members of any person are their spouse, children in the person’s household (including step and adoptive children) and any dependent of the person.
◾
an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person. For example, ORIX Corporation (“ORIX”) is an entity that is in a control relationship with the Advisor.
◾
a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act, in each case for which the Advisor or any of its affiliates acts as investment adviser or for which Harbor Funds Distributors, Inc. (the “Distributor”) or any of its affiliates acts as principal underwriter. For example, the related funds of Harbor Funds include all of the Funds in the Harbor family and any other U.S. and non-U.S. funds managed by the Advisor’s affiliates.
As of December 31, 2023, none of the Independent Trustees, nor any member of their immediate families, beneficially owned any securities issued by the Advisor, ORIX, or any other entity in a control relationship to the Advisor or the Distributor. During the calendar years 2022 and 2023, none of the Independent Trustees, nor any member of their immediate families, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the Advisor, the Distributor, ORIX, or any other entity in a control relationship to the Advisor or the Distributor. During the calendar years 2022 and 2023, none of the Independent Trustees, nor any member of their immediate families, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each a “fund-related party”):
◾
a Harbor Fund;
◾
an officer of Harbor Funds II;
◾
a related fund;
◾
an officer of any related fund;
◾
the Advisor;
◾
the Distributor;
◾
an officer of the Advisor or the Distributor;
◾
any affiliate of the Advisor or the Distributor; or
◾
an officer of any such affiliate.
During the calendar years 2022 and 2023, none of the Independent Trustees, nor any member of their immediate families, had any relationship exceeding $120,000 in value with any Fund-related party, including, but not limited to, relationships arising out of (i) payments for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting services.

Trustees and Officers

Material Relationships of
the Independent
Trustees — Continued
During the calendar years 2022 and 2023, none of the Independent Trustees, nor any member of their immediate families, served as an officer for an entity on which an officer of any of the following entities also served as a director:
◾
the Advisor;
◾
the Distributor; or
◾
ORIX or any other entity in a control relationship with the Advisor or the Distributor.
During the calendar years 2022 and 2023, no immediate family member of any of the Independent Trustees, had any position, including as an officer, employee or director, with any Harbor funds. During the calendar years 2022 and 2023, none of the Independent Trustees, nor any member of their immediate families, had any position, including as an officer, employee, director or partner, with any of:
◾
any related fund;
◾
the Advisor;
◾
the Distributor;
◾
any affiliated person of Harbor Funds II; or
◾
ORIX or any other entity in a control relationship to the Advisor or the Distributor.

The AdvisOr and Subadvisors

The Advisor
Harbor Capital Advisors, Inc., a Delaware corporation, serves as the investment advisor (the “Advisor”) for each Fund pursuant to an investment advisory agreement with Harbor Funds II on behalf of each Fund (each, an “Investment Advisory Agreement”). Pursuant to each Investment Advisory Agreement, the Advisor is responsible for providing a range of management, oversight, legal, compliance, financial and administrative services for each Fund as set forth in more detail below:
Management Services. Subject to the approval of the Board of Trustees, the Advisor is responsible for establishing the investment policies, strategies and guidelines for each Fund, and for recommending modifications to those policies, strategies and guidelines whenever the Advisor deems modifications to be necessary or appropriate. The Advisor is also responsible for providing, either through itself or through a Subadvisor selected, paid and supervised by the Advisor, investment research, and advice, and for furnishing continuously an investment program for each Fund consistent with the investment objectives and policies of the Fund. For Harbor funds that employ one or more non-discretionary Subadvisors, the Advisor will also make day-to-day investment decisions with respect to each such fund to implement model portfolios provided by the non-discretionary Subadvisors.
Selection and Oversight of Subadvisors. The Advisor is responsible for the Subadvisors it selects to manage the assets of or provide non-discretionary investment advisory services for each Fund and for recommending to the Board of Trustees the hiring, termination and replacement of Subadvisors. The Advisor is responsible for overseeing the Subadvisor and for reporting to the Board of Trustees periodically on each Fund’s and Subadvisor’s performance. The Advisor normally utilizes both qualitative and quantitative analysis to evaluate existing and prospective Subadvisors, including thorough reviews and assessments of (i) the Subadvisor’s investment process, personnel and investment staff; (ii) the Subadvisor’s investment research capabilities; (iii) the Subadvisor’s ownership and organization structures; (iv) the Subadvisor’s legal, compliance and operational infrastructure; (v) the Subadvisor’s brokerage practices; (vi) any material changes in the Subadvisor’s business, operations or staffing; (vii) the performance of each Fund and the Subadvisor relative to benchmark and peers; (viii) each Fund’s portfolio characteristics, and (ix) the composition of each Fund’s portfolio.
Legal, Compliance, Financial and Administrative Services. The Advisor is responsible for regularly providing various other services on behalf of each Fund, including, but not limited to: (i) providing the Fund with office space, facilities, equipment and personnel as the Advisor deems necessary to provide for the effective administration of the affairs of the Fund, including providing from among the Advisor’s directors, officers and employees, persons to serve as interested Trustee(s), officers and employees of Harbor Funds II and paying the salaries of such persons; (ii) coordinating and overseeing the services provided by the Funds' transfer agent, custodian, legal counsel and independent auditors; (iii) coordinating and overseeing the preparation and production of meeting materials for the Board of Trustees, as well as such other materials that the Board of Trustees may from time to time reasonably request; (iv) coordinating and overseeing the preparation and filing with the SEC of registration statements, notices, shareholder reports, proxy statements and other material for the Fund required to be filed under applicable laws; (v) developing and implementing procedures for monitoring compliance with the Funds' investment objectives, policies and guidelines and with applicable regulatory requirements; (vi) providing legal and regulatory support for the Fund in connection with the administration of the affairs of the Fund, including the assigning of matters to the Funds' legal counsel on behalf of the Fund and supervising the work of such outside counsel; (vii) overseeing the determination and publication of each Fund’s net asset value in accordance with the Funds' valuation policies; (viii) preparing and monitoring expense budgets for the Fund, and reviewing the appropriateness and arranging for the payment of Fund expenses; and (ix) furnishing to the Fund such other administrative services as the Advisor deems necessary, or the Board of Trustees reasonably requests, for the efficient operation of the Fund.
The Advisor is a wholly owned subsidiary of ORIX Corporation (“ORIX”), a global financial services company based in Tokyo, Japan. ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services. The stock of ORIX trades publicly on both the New York (through ADRs) and Tokyo Stock Exchanges.

Advisory Fees
For its services, each Fund pays the Advisor the contractual advisory fee set forth below, which is an annual rate based on the Fund’s average net assets.
Contractual Advisory Fee
Embark Commodity Strategy Fund*	0.66%
Embark Small Cap Equity Fund*	0.58%
* Had not commenced operations as of the date of this Statement of Additional Information.

The AdvisOr and Subadvisors

The Subadvisors
The Advisor has engaged the services of investment subadvisers (each, a “Subadvisor”) to provide discretionary or non-discretionary investment advisory services to each Fund.
The Advisor pays each Subadvisor out of its own resources; the Fund has no obligation to pay the Subadvisors. Each Subadvisor has entered into a subadvisory agreement with the Advisor and Harbor Funds II, on behalf of each respective Fund. Each discretionary Subadvisor is responsible for providing the respective Fund with advice concerning the investment management of the Fund’s portfolio, which advice shall be consistent with the investment objectives and policies of the Fund. Each discretionary Subadvisor determines what securities shall be purchased, sold or held for the respective Fund and what portion of such Fund’s assets are held uninvested. Each non-discretionary Subadvisor provides investment advice to the Advisor, which is responsible for the day-to-day investment decision making for the Fund.
Each Subadvisor is responsible for its own costs of providing services to the Fund. Each discretionary and non-discretionary Subadvisor’s subadvisory fee rate is based on a stated percentage of the Fund’s average annual net assets. A Subadvisor that delegates assets to a sub-Subadvisor is responsible for any applicable sub-subadvisory fees.
Embark Commodity Strategy Fund.  The Fund operates as a multi-manager fund. In managing the Fund, the Advisor allocates Fund assets to sleeves managed by the following Subadvisors:
◾
AQR Capital Management, LLC (“AQR”). AQR is wholly owned by AQR Capital Management Holdings, LLC, the majority owner of which is AQR Capital Management Group, L.P.
◾
CoreCommodity Management, LLC (“CoreCommodity”). Ownership of CoreCommodity is shared between Jefferies Financial Group Inc. and members of its senior management team.
◾
Neuberger Berman Investment Advisers LLC (“Neuberger Berman”). Neuberger Berman is directly owned by Neuberger Berman Investment Advisers Holdings LLC and Neuberger Berman AA LLC, which are subsidiaries of Neuberger Berman Group LLC.
◾
Quantix Commodities LP (“Quantix”). Quantix is wholly owned by its founding partners, who also make the day-to-day management and strategic decisions for the firm.
◾
Schroder Investment Management North America Inc. (“SIMNA”). Schroder Investment Management North America Limited (“SIMNA Ltd.”) serves as sub-Subadvisor to the Fund. SIMNA and SIMNA Ltd. are both indirect, wholly owned subsidiaries of Schroders plc.
◾
Summerhaven Investment Management, LLC (“Summerhaven”). Summerhaven is wholly owned by its founding partners and employees.
Embark Small Cap Equity Fund.  The Fund operates as a multi-manager fund. In managing the Fund, the Advisor utilizes non-discretionary model portfolios provided by the following Subadvisors:
◾
Copeland Capital Management, LLC (“Copeland”). Copeland is an employee-owned limited liability company.
◾
Granahan Investment Management LLC (“Granahan”). Granahan is a limited liability company, the majority of which is employee owned.
◾
Hotchkis and Wiley Capital Management, LLC (“Hotchkis and Wiley”). Hotchkis and Wiley is an employee-owned limited liability company.
◾
Punch & Associates Investment Management, Inc. (“Punch”). Punch is majority owned by Howard D. Punch, Jr. The day-to-day management and strategic decisions of Punch are controlled by the firm’s managing partners.
◾
Reinhart Partners LLC (“Reinhart”). Reinhart is an employee-owned investment adviser.
◾
Shapiro Capital Management LLC (“Shapiro”). Resolute Investment Managers, Inc. is the majority owner of Shapiro.
◾
Westfield Capital Management Company, L.P. (“Westfield”). Westfield is 100% employee owned. The day-to-day management and strategic decisions of Westfield are controlled by Westfield’s Management Committee.

The Portfolio Managers

Other Accounts Managed
The portfolio managers primarily responsible for the day-to-day management of the Funds also manage other registered investment companies, other pooled investment vehicles and/or other accounts, (collectively, the “Portfolios”) as indicated below. The following table identifies, as of November 30, 2023, (unless otherwise noted): (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager(s); (ii) the total assets of such companies, vehicles and accounts, and (iii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
Embark Commodity Strategy Fund

Jason M. Alonzo
All Accounts	1	$4	1	$793	0	$—
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Spenser P. Lerner, CFA
All Accounts	3	$103	1	$793	0	$—
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Justin Menne
All Accounts	1	$4	1	$793	0	$—
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Jake Schurmeier
All Accounts	1	$4	1	$793	0	$—
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Embark Small Cap Equity Fund

Jason M. Alonzo
All Accounts	1	$4	1	$793	0	$—
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Spenser P. Lerner, CFA
All Accounts	3	$103	1	$793	0	$—
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Justin Menne
All Accounts	1	$4	1	$793	0	$—
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Jake Schurmeier
All Accounts	1	$4	1	$793	0	$—
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—

Harbor Capital
Advisors, Inc.
CONFLICTS OF INTEREST
The Advisor may have various interests arising out of its side-by side management of accounts that create incentive to favor one account over another. These include: affiliated accounts in which the Advisor manages accounts on behalf of Harbor as well as on behalf of its clients; single subadvisor and multi-manager products where the individual or group responsible for managing multi-manager products may have access, directly or indirectly, to material non-public information regarding one or more underlying managers as a result of such manager also serving as a subadvisor to a single-subadvisor product, including with respect to management of ETF creation baskets; large accounts and clients which may generate more revenue than smaller accounts or certain strategies which may have higher fees than others, resulting in a potential incentive to favor such high revenue or fee generating accounts; recommendations to different clients to buy or sell securities of the same kind or class at prices that may be different or to execute trades of securities of the same kind or class in opposite directions for different accounts; non-discretionary accounts or models in which a client may be disadvantaged

The Portfolio Managers

Harbor Capital
Advisors, Inc. —
Continued
if the Advisor delivers the model investment portfolio after initiating trading for the discretionary accounts or a discretionary client disadvantaged if the non-discretionary clients receive the model investment portfolio and start trading prior to when the Advisor begins trading for the discretionary clients; client accounts which only permit holding securities long versus those that permit short selling and where different client accounts are selling short and holding long potentially impacting the value of the security; the investment of assets of different clients at different levels of an issuer’s capital structure; and financial interests of investment professionals who may invest or have other direct or indirect interests in investment vehicles the Advisor manages, including mutual funds, creating incentive to favor such accounts over others.
Conflicts that are not eliminated are addressed through disclosure and/or adoption of policies and procedures to manage or mitigate such conflicts. The Advisor seeks to disclose material conflicts of interest to our clients and prospective clients and seeks to manage and mitigate conflicts through governance, oversight and the adoption of additional policies and procedures.
COMPENSATION
The Advisor’s compensation methodology for the portfolio managers consists of the following components:
Base Salary. Base salary is a fixed amount determined each year. Each portfolio manager’s base salary is based upon the responsibilities of his or her position with the Advisor, years of service and contribution to the long-term performance of the Advisor.
Annual Cash Bonus. Portfolio managers generally participate in at least one and possibly more bonus programs of the Advisor.
◾

Employee Bonus Plan (“EBP”). Most full-time employees of the Advisor participate in the EBP. The EBP provides for a possible incentive payment based upon the Advisor’s EBIT (earnings before interest and taxes) margin percentage compared to its budgeted EBIT margin percentage. Good control over costs is an important factor in achieving the EBP objectives.
◾

Senior Management Incentive Program (“SMIP”). Most senior professionals of the Advisor participate in the SMIP or a similar incentive plan. The objectives of the SMIP can vary from year to year, although for front-line portfolio managers, objectives will include performance of the portfolios compared to benchmarks, performance against budgeted earnings and other objectives as may be determined from year to year.
Target percentages for both the EBP and SMIP are established as a percentage of each portfolio manager’s base salary. The percentages used in the calculation of both the EBP and SMIP are determined annually through a performance evaluation process based on qualitative and quantitative factors.
Harbor Cash Appreciation Rights (“H-CARs”). H-CARs represents a long-term incentive plan for senior personnel and certain other staff who have made, and are expected to make, significant contributions to the long-term value of the Advisor. H-CARs may be awarded each year and have an initial value expressed in dollars and equivalent H-CAR units. The value of the awards change over time based upon a formula linked to the Advisor’s pre-tax profitability, with the awards normally vesting in equal amounts over three and five years. Individual awards are typically determined based upon an assessment of the participant’s past and expected future contributions to the performance of the Advisor.
SECURITIES OWNERSHIP
As of the date of this Statement of Additional Information, Messrs. Alonzo, Lerner, Menne and Schurmeier did not beneficially own any shares of the Funds.

The Distributor

Harbor Funds
Distributors, Inc.
Harbor Funds Distributors, Inc. (the “Distributor”) acts as the principal underwriter and distributor of each Fund’s shares and continually offers shares of the Fund pursuant to a distribution agreement approved by the Board of Trustees. Its mailing address is Harbor Funds Distributors, Inc., 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302. Charles F. McCain is a Director and the Chief Executive Officer and Chief Compliance Officer of the Distributor; John S. Halaby is a Director and the President of the Distributor; Jacob J. Kunkel is the Vice President, Chief Financial Officer and Treasurer of the Distributor; and Gregg M. Boland is a Senior Vice President and AML Compliance Officer of the Distributor. The Distributor is a Delaware corporation, a registered broker-dealer and a wholly owned subsidiary of the Advisor.
Harbor Funds II has authorized one or more brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of Harbor Funds II. Harbor Funds II is deemed to have received a purchase or redemption order when an authorized broker or, if applicable, the broker’s authorized designee, receives the order prior to the close of regular trading on the NYSE. Shareholders’ orders will be priced at the net asset value per share next determined after they are received in proper form by an authorized broker or the broker’s authorized designee.

Shareholder Services

Harbor Services
Group, Inc.
Harbor Services Group, Inc. (“Shareholder Services”) acts as the shareholder servicing agent for each Fund and in that capacity maintains certain financial and accounting records of the Fund. Its mailing address is P.O. Box 804660, Chicago, IL 60680-4108. Shareholder Services is a Delaware corporation, a registered transfer agent and a wholly owned subsidiary of the Advisor. Charles F. McCain is a Director of Shareholder Services; Diana R. Podgorny is a Director and Secretary of Shareholder Services; Gregg M. Boland is the President of Shareholder Services; Richard C. Sarhaddi is the Chief Compliance Officer of Shareholder Servies; and Lora A. Kmieciak is the Chief Financial Officer of Shareholder Services.
The Shareholder Servicing Agreement has been approved by the Trustees of the Fund and provides for compensation up to the following amounts per class of each Fund:
Share Class	Transfer Agent Fees
Retirement Class	0.02% of the average daily net assets of all Retirement Class shares
Institutional Class	0.10% of the average daily net assets of all Institutional Class shares

Payments to Financial Intermediaries
Unaffiliated financial intermediaries, including broker-dealers, banks, trust companies, employee benefit plan and retirement plan administrators, could be compensated for providing distribution, subaccounting, recordkeeping and/or similar services to shareholders who hold their Fund shares through accounts that are maintained by the intermediary. Financial intermediary fees may be in the form of asset-based, transaction-based, or flat fees. The Distributor, Shareholder Services and/or the Advisor have in the past and could in the future compensate, out of their own assets, certain unaffiliated financial intermediaries for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares of the Funds through accounts that are maintained by the financial intermediaries.
In addition, the Advisor and its affiliates have in the past and could in the future pay certain financial intermediaries for certain activities related to the Funds, other Harbor funds or products in general. This may include activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about products, including the Funds and other Harbor funds, or for other activities, such as marketing and/or fund promotion activities and presentations, educational training programs, conferences, data analytics and support, the development of technology platforms and reporting systems.
The Advisor has in the past and could in the future also make payments to financial intermediaries for certain printing, publishing and mailing costs or materials relating to the Funds, other Harbor funds or products or for promoting or making shares of the Funds, other Harbor funds or products available to their clients, which may include intermediaries that allow customers to buy and sell fund shares without paying a commission or other transaction charge. The Advisor or its affiliates make these payments from their own assets and not from the assets of the Funds. These payments do not increase the expenses paid by investors for the purchase of Fund shares, or the cost of owning a Fund. Payments of the type described above are sometimes referred to as revenue-sharing payments.
Payments to a financial intermediary may be significant to the intermediary, and amounts that intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because a financial intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, these payments could create conflicts of interest between the intermediary and its clients and these financial incentives may cause the intermediary to recommend the Funds, other Harbor funds or products over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or investment professional if he or she receives similar payments from his or her firm.

Code of Ethics

Code of Ethics
Harbor Funds II, the Advisor, the Subadvisor and the Distributor have each adopted a code of ethics that complies in all material respects with Rule 17j-1 under the Investment Company Act. These codes of ethics are designed to prevent trustees/directors, officers and designated employees who have access to information concerning portfolio securities transactions of Harbor Funds II (“Access Persons”) from using that information for their personal benefit or to the disadvantage of Harbor Funds II. These codes of ethics are also designed to prevent both Access Persons and all employees of the Advisor from profiting from short-term trading in shares of any Harbor Funds II. The codes of ethics do permit Access Persons to engage in personal securities transactions for their own account, including securities that may be purchased or held by Harbor Funds II, but impose significant restrictions on such transactions and require Access Persons to report all of their personal securities transactions (except for transactions in certain securities where the potential for a conflict of interest is very low, such as unaffiliated open-end mutual fund shares and money market instruments). Each of the codes of ethics is on public file with, and is available from, the SEC.
The Advisor relies on each Subadvisor to fulfill its responsibility for monitoring the personal trading activities of the Subadvisor’s personnel in accordance with the Subadvisor’s code of ethics. Each Subadvisor provides Harbor Funds IIs' Board of Trustees with a quarterly certification of the Subadvisor’s compliance with its code of ethics and with Rule 17j-1 and a report of any significant violations of its code of ethics.

Portfolio Holdings

Portfolio Holdings Disclosure Policy
The Board of Trustees has adopted policies and procedures that govern the disclosure of the Funds' portfolio holdings and the disclosure of statistical information about the Funds' portfolio.
These policies and procedures are designed to strike an appropriate balance between providing enough information to help investors understand the Funds' recent historical performance and at the same time ensuring that investors do not receive information which would enable them to trade based on that information to the detriment of the Fund or its other shareholders. As an overarching principle, these policies and procedures prohibit the Fund and any service provider to the Fund, including the Advisor, from entering into any arrangement to receive any compensation or consideration, either directly or indirectly, in return for the disclosure of a Fund’s non-public portfolio holdings.
These policies and procedures provide that each Fund’s full list of portfolio holdings is published quarterly with a 15-day lag, on harborcapital.com and top ten portfolio holdings as a percentage of its total net assets are published quarterly, with a 10-day lag, on harborcapital.com. This information remains available on harborcapital.com until the information is updated for the subsequent period.
For purposes of these policies and procedures, “portfolio holdings” means the individual securities or other instruments held by a Fund. This includes equity and fixed income securities, such as stocks and bonds, and derivative contracts, such as futures, options and swaps held by the Fund. “Portfolio holdings” does not include information that is derived from (but does not include) individual portfolio holdings, such as statistical information about a Fund or a Fund’s aggregate cash position. Statistical information includes information such as how a Fund’s portfolio is divided (in percentage terms) among various industries, sectors, countries, value and growth stocks, small, mid and large cap stocks, credit quality ratings, and maturities. Statistical information also includes financial characteristics about a Fund’s portfolio such as alpha, beta, R-squared, information ratio, Sharpe ratio, various earnings and price based ratios (such as price-to-earnings, price-to-book, and earnings growth), duration, maturity, market capitalization, and portfolio turnover.
While statistical information is not considered “portfolio holdings,” the policies and procedures adopted by the Board of Trustees limit the disclosure of statistical information derived from portfolio holdings which have not yet been publicly disclosed to further ensure that such information could not be used in a manner that is adverse to the Fund. Specifically, statistical information derived from non-public portfolio holdings data may only be based on a Fund’s month end portfolio holdings data and then may only be released beginning 5 days after that month end date. In addition, only the Officers of the Trust and certain employees of the Advisor are authorized to release such statistical information and they may not do so if they reasonably believe that the recipient of that statistical information, could use that information as a basis on which to trade in the Fund shares to the detriment of the Fund or its other shareholders. Statistical information may be provided to existing or potential shareholders in the Fund and to their representatives for the sole purpose of helping to explain a Fund’s recent historical performance.
Current and prospective investors from time to time may request different or more extensive historical portfolio holdings information for a Fund than has previously been publicly disclosed (such as information as of dates other than prior calendar and fiscal quarter ends) to assist them in their assessment of the consistency of the investment process of the Subadvisor and/or Advisor, as applicable, through different past market environments. To the extent the requested portfolio holdings information is for periods that precede the date of the most recent publicly disclosed portfolio holdings information, it is considered stale and may be released to investors or prospective investors and others upon request without needing to be separately publicly disclosed. Because historical portfolio holdings information must have been superseded by the public disclosure of more recent portfolio holdings information before it can be released, the information should normally not enable any recipient to trade for its own benefit to the detriment of the Fund.
The policies and procedures adopted by the Board of Trustees also prohibit the disclosure of non-public portfolio holdings to third parties except in certain limited circumstances where Harbor Funds II or a service provider has a legitimate business purpose for disclosing that information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information. The Chief Compliance Officer of Harbor Funds II must authorize any such disclosure in those limited circumstances.
Non-public portfolio holdings are disclosed daily (or as otherwise indicated) with no lag, to the following persons for the sole purpose of assisting the service provider in carrying out its designated responsibilities for the Fund:
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The Advisor with respect to all Funds and each Subadvisor solely with respect to the Fund(s) for which it serves as Subadvisor;
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The Fund’s custodian and accounting agent;
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Morningstar, Inc. (“Morningstar”), which provides analytic services and ratings, for the purpose of assisting the Advisor and clients in assessing the Funds’ performance and portfolio attributes;

Portfolio Holdings

Portfolio Holdings
Disclosure Policy —
Continued
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FactSet Research System Inc. (“FactSet”), which provides data collection and analytic services, for the sole purpose of assisting the Advisor in assessing the Funds’ performance and portfolio attributes;
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Bloomberg Finance L.P. (“Bloomberg”), which provides data collection and analytic services, for the sole purpose of assisting the Advisor in assessing the Funds’ performance and portfolio attributes;
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Institutional Shareholder Services (“ISS”), which provides proxy voting-related information services for the purpose of assisting certain Subadvisors in voting proxies on behalf certain Funds, proxy voting-related services for the purpose of assisting the Advisor in voting proxies on behalf of certain Funds and to comply with applicable disclosure requirements, and securities class action services for the purpose of assisting the Advisor in monitoring for class action litigation in which the Funds may be entitled to participate with respect to a recovery settlement;
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Donnelley Financial LLC, which provides services for the sole purpose of assisting the Advisor in the preparation of financial and related reports for the Funds that are included in periodic reports made publicly available to Fund shareholders, such as the annual and semi-annual shareholder reports, and in other required regulatory filings;
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Adviser Compliance Associates, LLC (“ACA”), which provides an automated solution for the sole purpose of assisting the Advisor in complying with personal trading regulations.
Harbor Funds II seeks to avoid potential conflicts between the interests of the Funds' shareholders and those of the Funds' service providers and ensure that non-public portfolio holdings information is disclosed only when such disclosure is in the best interests of a Fund and its shareholders. Harbor Funds II seeks to accomplish this by permitting such disclosure solely for the purpose of assisting the service provider in carrying out its designated responsibilities for a Fund and by requiring any such disclosure to be authorized in the manner described above. The Board of Trustees receives a report at least annually concerning the effectiveness and operation of the Funds' policies and procedures, including those governing the disclosure of portfolio information.
The Advisor, each Subadvisor and their affiliates may provide investment advice to clients (including funds) other than the Fund that have investment objectives that may be substantially similar to those of the Fund. These clients may have portfolios consisting of holdings substantially similar to those of the Fund and may be subject to different holdings disclosure policies.  These clients are not subject to the portfolio holdings disclosure policies and procedures described herein and do not owe the Advisor, Subadvisor or Fund a duty of confidentiality with respect to disclosure of their portfolio holdings. The Advisor, Subadvisors, Custodian, Distributor and other service providers to the Fund, may receive non-public portfolio holdings information in the course of performing services to the Fund, the Subadvisors and/or Advisor, but are subject to legal obligations to not disseminate or trade on non-public information concerning the Trust.

Proxy Voting

Proxy Voting Policy
DELEGATED PROXY VOTING RESPONSIBILITY
Oversight
For Funds with a discretionary Subadvisor, Harbor Capital delegates proxy voting to the Subadvisor. In each instance where proxy voting responsibility has been delegated to one or more Subadvisors, Harbor Capital’s Legal and Compliance Team is responsible for the oversight with respect to such delegated responsibilities, including reviewing the proxy voting policies, procedures, and/or proxy voting guidelines of each such Subadvisor (the “Subadvisor Proxy Voting Guidelines”). The Legal and Compliance Team must determine that the Subadvisor Proxy Voting Guidelines are reasonably designed to ensure that the Subadvisor would be able to administer the proxy voting process generally and vote proxies specifically in a manner which would be in the best interests of the respective client before Harbor Capital will delegate proxy voting responsibility to a Subadvisor. The Legal and Compliance Team will review any amendments to the Subadvisor Proxy Voting Guidelines to ensure that the guidelines continue to meet that standard. Harbor Capital will not delegate voting authority to any third party that does not also serve in a fiduciary capacity. In addition, each Subadvisor must accept the delegation of this responsibility.
Harbor Capital does not review individual voting decisions by the Subadvisors but considers their proxy voting policies, procedures, and/or guidelines as part of its overall assessment of the Subadvisor’s compliance program. If Harbor Capital is not satisfied with the Subadvisor’s overall performance, including as a result of proxy voting decisions which are not in Harbor Capital’s client’s best interests, Harbor Capital may recommend to the Board of Trustees the replacement of the Subadvisor.
Harbor Capital will normally not be privy to a Subadvisor’s proxy voting decision until after the vote is cast and the shareholder meeting has occurred. While Harbor Capital does retain the right to override any proxy voting decision by a Subadvisor (when Harbor Capital believes that a voting decision would not be in the best interests of its client), Harbor Capital does not expect to be able to exercise that authority as a matter of course. Such an override could only occur in the unusual circumstance where the Subadvisor consults with Harbor Capital prior to casting a vote.
The Subadvisors operate independently of each other and it is feasible that the Subadvisors will come to different voting decisions on the same or similar proposals. As long as the Subadvisors are acting in what they believe to be the best interests of the client when making their proxy voting decisions, Harbor Capital believes that the client will, as a whole, benefit from each Subadvisor applying its own analysis to the proxy voting decision. Differences in such analyses may occur, for example, depending on whether a Subadvisor considers a proxy advisory firm’s recommendations or additional information provided by an issuer during the proxy voting process.
Conflicts of Interest
Delegation of proxy voting responsibility to Subadvisors should generally adequately address any possible conflicts of interest with respect to Harbor Capital. In addition, as part of the Legal and Compliance Team’s review of the Subadvisor Proxy Voting Guidelines, the Legal and Compliance Team seeks to ensure that the Subadvisor has implemented its own procedures to monitor and resolve conflicts of interest in the proxy voting process.
Recordkeeping
For assets with respect to which proxy voting responsibilities have been delegated to one or more Subadvisors, each such Subadvisor is responsible for retaining the materials regarding votes cast by them. Each Subadvisor is required to provide to Harbor Capital, upon request, the necessary information regarding its proxy voting record to enable Harbor Capital to prepare the Form N-PX for any subadvised products. Harbor Capital will retain this information, along with each Subadvisor’s Proxy Voting Guidelines and any certifications provided by the Subadvisors as to their compliance with their policies and procedures, for six years.
The Subadvisors to Embark Commodity Strategy Fund do not typically invest in voting securities on behalf of the Fund. Therefore, it is not expected that such Subadvisors would be in a position to vote proxies.
PROXY VOTING RESPONSIBILITY RETAINED BY HARBOR CAPITAL
In each instance where Harbor Capital has retained proxy voting authority, the Investment Operations Team (“Investment Ops”) will generally administer proxy voting. Harbor Capital is obligated to vote proxies in a manner consistent with its fiduciary duty to act in the best interests of shareholders. Normally, this means that Investment Ops will vote or administer the voting of ballots in accordance with Harbor Capital’s proxy voting guidelines (the “Proxy Voting Guidelines”).
In order to facilitate the proxy voting process with respect to assets for which Harbor Capital retains proxy voting responsibilities, Harbor Capital has engaged a proxy advisory firm (the “Advisory Firm”) to provide research, analysis, and voting recommendation consistent with the Proxy Voting Guidelines. In addition, the Advisory Firm will provide research and reporting related to the proxy proposals.

Proxy Voting

Proxy Voting Policy —
Continued
Meeting Notification
Harbor Capital utilizes the Advisory Firm’s voting agent services to notify it of upcoming shareholder meetings for portfolio companies, to vote proxies on its behalf in accordance with Harbor Capital’s Proxy Voting Guidelines and to administer the transmission of votes. The Advisory Firm tracks and reconciles holdings against incoming proxy ballots. Meeting and record date information is updated daily through the Advisory Firm’s web-based application. The Advisory Firm also is responsible for maintaining copies of all proxy statements received and for promptly providing such materials upon Harbor Capital’s request. All efforts will be made to vote proxies in a timely manner, and any delay in voting a ballot will be investigated to determine the cause and how to prevent recurrence in the future.
Vote Determination
Ballots that are processed by the Advisory Firm will be voted in accordance with Harbor Capital’s Proxy Voting Guidelines. In evaluating certain corporate action proposals, Investment Ops will gather information from a variety of sources, including, but not limited to, management or shareholders of a company presenting a proposal, and independent proxy research services (such as the Advisory Firm). Final authority and responsibility for proxy voting decisions rests with Harbor Capital, taking into account the Proxy Voting Guidelines and Harbor Capital’s fiduciary duty to act in the best interests of clients. Investment Ops is responsible for maintaining documentation and assuring that it adequately reflects the basis for any vote that is cast in a manner that deviates from the Proxy Voting Guidelines.
Vote Execution, Monitoring of the Voting Process and Minutes
Ballots will be cast in accordance with the Proxy Voting Guidelines by the Advisory Firm. The Advisory Firm will then transmit the votes to the proxy agents or custodian banks.
While not expected to be a frequent occurrence, Investment Ops can change a vote already submitted by the Advisory Firm, if necessary.
Investment Ops is responsible for preparing minutes to document the rationale for instances where Harbor Capital voted against in a manner different from the Proxy Voting Guidelines of the Advisory Firm and for decisions with respect to corporate actions. Such minutes will be retained for six years.
Conflicts of Interest
Where Harbor Capital retains proxy voting responsibilities, Investment Ops has the obligation to assess the extent, if any, to which there may be a material conflict between the interests of an account on the one hand and Harbor Capital and its affiliates, directors, officers, employees (and other similar persons) on the other hand.
If Investment Ops determines that a conflict may exist, it will resolve the conflict as outlined below and promptly report the matter and its resolution to Harbor Capital’s Chief Compliance Officer. Harbor Capital is authorized to resolve any such conflict in a manner that is in the best interests of its clients. Normally, a conflict will be resolved in any of the following manners:
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If the proposal that gives rise to a conflict is specifically addressed in the Proxy Voting Guidelines, the proxy will be voted in accordance with the pre-determined Proxy Voting Guidelines, provided that such pre-determined guidelines involve little or no discretion on the part of Investment Ops;
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Investment Ops may disclose the conflict to Harbor Capital’s affected client and obtain the client’s consent before voting in the manner approved by such client;
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Harbor Capital may engage an independent third party to determine how the proxy should be voted; or
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Harbor Capital may, where feasible, establish an ethical wall or other informational barriers between the person(s) involved in the conflict and the person(s) making the voting decision in order to insulate the decision maker from the conflict.
A member of the Legal and Compliance Team will report all conflicts, and the management thereof, to Harbor Capital’s Board of Directors on an annual basis.
Harbor Capital will use commercially reasonable efforts to determine whether a conflict may exist, and a conflict will be deemed to exist if, and only if, Investment Ops knew, or reasonably should have known, of the conflict at the time of the vote.
Recordkeeping
Where Harbor Capital retains proxy voting responsibilities, the Advisory Firm will serve as recordkeeper for all ballots processed through the Advisory Firm, including any research reports provided in the voting decisions. Harbor Capital will require sufficient information regarding its proxy voting record to enable Investment Ops to prepare the Form N-PX for such products, if applicable.

Proxy Voting

Proxy Voting Policy —
Continued
REPORTING
A Vote Summary will be prepared for each client that requests Harbor Capital to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by Harbor Capital.
Effective December 1, 2023

Portfolio Transactions

The Advisor and/or Subadvisor, as applicable, is responsible for making specific decisions to buy and sell securities for the portion of Fund assets that it manages. The Advisor and/or Subadvisor, as applicable, is also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers’ charges.
Purchases and sales of securities on a securities exchange are effected by brokers, and each Fund pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges the commissions are fixed. In the over-the-counter market, securities (i.e., debt securities) are normally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Advisor and/or Subadvisor, as applicable, attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of each Fund and other clients taking into account such factors as the broker-dealers’ professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.
Under each Investment Advisory Agreement and Subadvisory Contract and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Advisor and/or Subadvisor, as applicable, may cause a Fund to pay a commission to broker-dealers who provide brokerage and research services to the Subadvisor and/or Advisor, as applicable, for effecting a securities transaction for a Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Subadvisor and/or Advisor, as applicable, determines in good faith that the greater commission is reasonable relative to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the overall responsibilities the Subadvisor and/or Advisor, as applicable, has to a Fund or to its other clients. The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.
Although commissions paid on every transaction will, in the judgment of the Advisor and/or Subadvisor, as applicable, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those that another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the other clients of the Subadvisor and/or Advisor, as applicable, in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.
Research provided by brokers is used for the benefit of all of the clients of the Subadvisor and/or Advisor, as applicable, and not solely or necessarily for the benefit of the Fund. Investment management personnel of the Advisor and/or Subadvisor, as applicable, attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Advisor and/or Subadvisor, as applicable, as a consideration in the selection of brokers to execute portfolio transactions.
In certain instances there may be securities that are suitable for a Fund’s portfolio as well as for that of another Fund or one or more of the other clients of the Subadvisor and/or Advisor, as applicable,. Investment decisions for a Fund and for other clients of the Subadvisor and/or Advisor, as applicable, are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. Harbor Funds II believes that over time its ability to participate in volume transactions will produce better executions for the Fund.

Portfolio Transactions

Broker Commissions
The investment advisory fee that each Fund pays to the Advisor will not be reduced as a consequence of a Subadvisor’s receipt of brokerage and research services. Subject to the applicable legal requirements, to the extent a Fund’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services would be useful and of value to such Subadvisor and/or Advisor, as applicable, in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to such Subadvisor and/or Advisor, as applicable, in carrying out its obligations to the Funds.

Securities Lending
The Trust has engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with respect to the lending of portfolio securities of the Funds.

Net Asset Value

The net asset value (“NAV”) per share of each class of the Fund is generally determined by the Fund’s Custodian after the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4 p.m., Eastern time) on each day when the NYSE is open for trading. If the NYSE closes early (scheduled), the determination of NAV may be accelerated to that time. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds II reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Advisor believes there generally remains an adequate market to obtain reliable and accurate market quotations. Harbor Funds II may elect to remain open and price Fund shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. The NYSE is generally closed on the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.
Futures contracts and options on futures contracts are normally valued at the price that would be required to settle the contract on the market where any such option or futures contract is principally traded. Options on equity securities are normally valued using the last sale price on the relevant securities exchange. Swaps are valued using prices supplied by a pricing vendor based on the underlying characteristics of the swaps. Forward foreign currency exchange contracts are valued at their respective fair values determined on the basis of the mean between the last current bid and asked prices based on quotations supplied to a pricing service by independent dealers.
Debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Advisor. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost which approximates fair value.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value. The Board of Trustees has designated the Advisor to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.

Net Asset Value

It is possible that the fair value determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security or other asset determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon its current sale in an orderly transaction, there can be no assurance that any fair value determination would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.
Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures approved by the Board of Trustees.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is scheduled to be open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days that are not business days in New York and on which the Funds' NAVs may not be calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. As a result, closing market prices for foreign securities may not fully reflect events that occur between the time their prices are determined and the close of the regular trading on the NYSE (or such other time at which the Fund calculates NAV consistent with its policies and procedures) and thus may no longer be considered reliable. The Fund will use the fair value of the foreign securities, determined in accordance with the fair value procedures approved by the Board of Trustees, in place of closing market prices to calculate their NAVs if the Advisor believes that events between the close of the foreign market and the close of regular trading on the NYSE (or such other time at which the Fund calculates NAV consistent with its policies and procedures) would materially affect the value of some or all of a particular Fund’s securities. The fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Fund’s NAVs are determined and that these price differences may have an effect on the NAV. As a result, a fair value information service provided by an independent third-party pricing vendor will normally be used to determine the fair value of foreign equity security held by the Fund.
The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of such Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of Harbor Funds II. Expenses with respect to any two or more funds are to be allocated in proportion to the NAVs of the respective Funds except where allocations of direct expenses can otherwise be reasonably determined, in which case the expenses are allocated directly to the Fund which incurred that expense.
Income, common expenses and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Tax Information

Each Fund is treated as a separate taxpayer for federal income tax purposes.
Each Fund has elected or intends to elect to be treated, has qualified, and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Code, which requires meeting certain requirements relating to its sources of income, diversification of its assets, and distribution of its income to shareholders. In order to qualify as a regulated investment company under Subchapter M of the Code, each Fund must, among other things, (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the “90% income test”) and (ii) diversify its holdings so that at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of the 90% income test, the character of income earned by certain entities in which a Fund invests that are not treated as corporations for U.S. federal income tax purposes (i.e., partnerships (other than qualified publicly traded partnerships) or trusts) will generally pass through to the Fund. Consequently, each Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other non-qualifying income.
If a Fund qualifies as a regulated investment company and distributes to its shareholders each taxable year an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund generally will not be subject to U.S. federal income tax on any income of the Fund, including “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if the Fund meets such distribution requirements, but chooses to retain a portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Each Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If a Fund does not qualify as a regulated investment company, it will be treated as a U.S. corporation subject to U.S. federal income tax, thereby subjecting any income earned by a Fund to tax at the corporate level and to a further tax at the shareholder level when such income is distributed.
Each Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.
Certain dividends and distributions declared by a Fund as of a record date in October, November or December and paid by the Fund in January of the following year will be taxable to shareholders as if received on December 31 of the prior year. In addition, certain other distributions made after the close of a taxable year of a Fund may be “spilled back” and treated as paid by the Fund (except for the purposes of the 4% excise tax) during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.
In general, assuming the distributing Fund has sufficient earnings and profits, dividends from investment company taxable income will be taxable either as ordinary income or, if so reported by a Fund and certain other requirements are met by the Fund and the shareholder, as “qualified dividend income,” which is taxable to individual shareholders at a maximum 15% or 20% U.S. federal income tax rate.
Dividend income distributed to individual shareholders will qualify for the maximum 15% or 20% U.S. federal income tax rate to the extent that such dividends are attributable to “qualified dividend income,” as that term is defined in Section 1(h)(11)(B) of the Code, from a Fund’s (or, if applicable, underlying fund’s) investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund (and, if applicable, underlying fund) and the shareholders. A foreign corporation generally

Tax Information

is treated as a qualified foreign corporation if it is incorporated in a possession of the U.S. or it is eligible for the benefits of certain income tax treaties with the U.S. A foreign corporation that does not meet such requirements will be treated as qualifying with respect to dividends paid by it if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the U.S. Dividends from passive foreign investment companies do not qualify for the maximum 15% or 20% U.S. federal income tax rate.
A dividend that is attributable to qualified dividend income of a Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121 day-period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend (or, in the case of certain preferred stocks, at least 91 days during the 181-day period beginning on the date which is 90 days before the date on which the stock became ex-dividend with respect to such dividend), (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.
Distributions from net capital gain, if any, that are reported as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of a Fund. Capital gain dividends distributed by a Fund to individual shareholders generally will qualify for the maximum 15% or 20% U.S. federal income tax rate on long-term capital gains, subject to limited exceptions. A shareholder should also be aware that the benefits of the favorable tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.
Distributions by a Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. For U.S. federal income tax purposes, all dividends and distributions are taxable whether a shareholder receives them in cash or reinvests them in additional shares of the distributing Fund. The U.S. federal income tax status of all distributions will be reported to shareholders annually.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from sales or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
 As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of such Fund and if, pursuant to section 351 of the Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.
Distributions from net investment income of the Funds may qualify in part for a dividends-received deduction for shareholders that are corporations. The dividends-received deduction is reduced to the extent that shares of the payor of the dividend or a Fund are treated as debt-financed under the Code and is eliminated if such shares are deemed to have been held for less than a minimum period, generally 46 days (or, in the case of certain preferred stocks, 91 days), extending before and after each dividend. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced for federal income tax purposes by reason of “extraordinary dividends” received with respect to the shares. To the extent such basis would be reduced below zero, current recognition of income may be required.
If a Fund acquires an equity interest in a passive foreign investment company (PFIC), it could become liable for U.S. federal income tax and additional interest charges upon the receipt of certain distributions from, or the disposition of its investment in, the PFIC, even if all such income or gain is timely distributed to its shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Because any credit or deduction for this tax could not be passed through to such Fund’s shareholders, the tax would in effect reduce the Fund’s economic return from its PFIC

Tax Information

investment. Elections may generally be available to these Funds that would lessen the effect of these adverse tax consequences. However, such elections could also require these Funds to recognize income (which would have to be distributed to the Funds' shareholders to avoid a tax on the Fund) without any distribution from the PFIC of cash corresponding to such income and could result in the treatment of capital gains as ordinary income.
The federal income tax rules applicable to certain investments or transactions within each Fund are unclear in certain respects, and a Fund will be required to account for these investments or transactions under tax rules in a manner that, under certain circumstances, may affect the amount, timing or character of its distributions to shareholders. Each Fund will monitor these investments or transactions to seek to ensure that it continues to comply with the tax requirements necessary to maintain its status as a regulated investment company.
Due to certain adverse tax consequences, the Funds do not intend, absent a change in applicable law, to acquire residual interests in REMICs. If a Fund invests in certain REITs or in REMIC residual interests, a portion of the Fund’s income may be classified as “excess inclusion income.” A shareholder that is otherwise not subject to tax may be taxable on their share of any such excess inclusion income as “unrelated business taxable income.” In addition, tax may be imposed on the Fund on the portion of any excess inclusion income allocable to any shareholders that are classified as disqualified organizations.
A Fund’s transactions involving options, futures contracts, forward contracts, swaps, and short sales, including such transactions that may be treated as constructive sales of appreciated positions in a Fund’s portfolio and transactions that involve foreign exchange gain or loss, will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of securities, convert capital gain or loss into ordinary income or loss or affect the treatment as short-term or long-term of certain capital gains and losses. These rules could therefore affect the amount, timing and character of distributions to shareholders and result in the recognition of income or gain without a corresponding receipt of cash. A Fund may, therefore, need to obtain cash from other sources in order to satisfy the applicable tax distribution requirements.
Shareholders subject to the information reporting requirements of the Code, including most non-corporate shareholders, must provide their social security or other taxpayer identification numbers and certain required certifications. Backup withholding may be required at a rate of up to 24% of reportable payments, including dividends and capital gains distributions, if correct numbers and certifications are not provided or if a shareholder is notified by the Internal Revenue Service (“IRS”) that they are subject to backup withholding for failure to report all taxable interest or dividend payments.
Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% (or lower applicable treaty) on amounts treated as ordinary dividends from a Fund (other than certain dividends derived from short-term capital gains and qualified U.S. source interest income of the Fund, provided that the Fund chooses to make a specific report relating to such dividends). However, depending on the circumstances, a Fund may report all, some or none of its potentially eligible dividends as eligible for this exemption, and a portion of a Fund’s distributions (i.e. interest and dividends from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. The 15% or 20% maximum rate applicable to qualified dividend income is applicable only to investors that are U.S. persons. If an effective IRS Form W-8BEN or IRS Form W-8BEN-E, as applicable, is provided, a non-U.S. person may qualify for a lower treaty rate on amounts treated as ordinary dividends from a Fund. Further, unless an effective IRS Form W-8BEN, IRS Form W-8BEN-E or other authorized withholding certificate is on file, backup withholding is withheld on certain other payments from the Fund. None of the Funds expects to be a “U.S. real property holding corporation” as defined in Section 897(c)(2) of the Code and, therefore, none expects to be subject to look-through rules for gains from the sale or exchange of U.S. real property interests. If a Fund were a U.S. real property holding corporation, certain distributions by the Fund to non-U.S. shareholders would be subject to U.S. federal withholding tax at a rate of up to 21% and non-U.S. shareholders owning more than 5% of the Fund within one year of certain distribution would be required to file a U.S. federal income tax return to report such gains. Also, non-U.S. shareholders may be subject to U.S. estate tax with respect to their Fund shares. Shareholders should consult their own tax advisers on these matters.
U.S. tax withholding (at a 30% rate or lower applicable treaty rate) is required on payments of dividends made to certain non-U.S. entities that fail to comply with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable a determination of whether withholding is required.
For taxable years before 2026, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary REIT dividends and income derived from MLP investments. Final regulations permit a Fund to pass through to non-corporate shareholders the character of ordinary

Tax Information

REIT dividends so as to allow such shareholders to claim this deduction. There currently is no mechanism for a Fund that invests in MLPs to similarly pass through to non-corporate shareholders the character of income derived from MLP investments. The likelihood and timing of any legislation or other guidance that would enable the Funds to pass through to non-corporate shareholders the ability to claim this deduction with respect to income derived from MLP investments is uncertain.
Certain distributions reported by a Fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Code Section 163(j). Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that a Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.
In general, provided that a Fund qualifies as a regulated investment company under the Code, such Fund will be exempt from Delaware corporation income tax.
Withdrawals under the automatic withdrawal plan and exchanges under the automatic exchange plan involve redemptions of Fund shares, which may have tax consequences for shareholders.
At the time of an investor’s purchase of a Fund’s shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment.
Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in a Fund’s shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted basis in the shares sold. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. All or a portion of any loss realized on a redemption or other disposition of shares may be disallowed under tax rules relating to wash sales to the extent of other investments in such Fund (including pursuant to the reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a sale or other disposition of shares.
Under Treasury regulations, if a shareholder recognizes a loss with respect to fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares unless the acquisition of the Fund shares was debt-financed. A plan participant whose retirement plan invests in the Fund generally is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan account generally are taxable as ordinary income and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders and plan participants should consult their tax advisers for more information.
Each Fund that invests in foreign securities may be subject to foreign withholding or other foreign taxes on its income from foreign securities (possibly including, in some cases, capital gains) which would, if imposed, reduce the yield on or return from those investments. The Fund may be eligible to elect to pass certain of such taxes as related foreign tax credits or deductions through to shareholders and if eligible may or may not choose to make such election. If this election is made, a shareholder

Tax Information

generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) its pro rata share of the foreign taxes paid by the applicable Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. The availability of such credits or deductions is subject to certain requirements, restrictions and limitations under the Code. For taxable years beginning before 2026, miscellaneous itemized deductions generally are not deductible. Other funds may also be subject to foreign taxes with respect to their foreign investments. Such funds may make this election, provided that at least 50% of the Fund’s total assets are invested in other regulated investment companies at the end of each quarter of the tax year. Certain foreign exchange gains and losses realized by the Fund may be treated as ordinary income and losses.
In determining its net capital gain, including also in connection with determining the amount available to support a capital gain dividend, its taxable income and its earnings and profits, the Funds generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.
The foregoing discussion relates solely to U.S. federal income tax law for shareholders who are U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) and who are subject to tax under such law. Except as otherwise provided, this discussion does not address special tax rules that may be applicable to certain classes of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the exchange or redemption of shares of the Fund may also be subject to state, local or foreign taxes. In some states, a state and/or local tax exemption may be available to the extent distributions of a Fund are attributable to the interest it receives on (or in the case of intangible property taxes, the value of its assets is attributable to) direct obligations of the U.S. government, provided that in some states certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. A Fund will not seek to satisfy any threshold or reporting requirement that may apply in particular taxing jurisdictions. Shareholders should consult their own tax advisers as to the federal, state, local or foreign tax consequences of ownership of shares of the Fund in their particular circumstances.
Changes in applicable tax authority could materially affect the conclusions discussed above and could adversely affect the Funds, and such changes often occur.

Organization and Capitalization

General
Harbor Funds II is an open-end investment company established as a Delaware statutory trust on September 21, 2022. Each share represents an equal proportionate interest in the Fund to which it relates with each other share in that Fund. Shares entitle their holders to one vote per share. Shares have noncumulative voting rights, do not have preemptive or subscription rights and are transferable. Pursuant to the Investment Company Act, shareholders of each Fund are required to approve the adoption of any investment advisory agreement relating to such Fund and of any changes in fundamental investment restrictions or policies of such Fund. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new or amended subadvisory agreement for subadvisors unaffiliated with the Advisor. Shares of a Fund will be voted with respect to that Fund only, except for the election of Trustees and the ratification of independent accountants. The Trustees are empowered, without shareholder approval, by the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws to create additional series of shares and to classify and reclassify any new or existing series of shares into one or more classes. In addition, the Board of Trustees may determine to close, merge, liquidate or reorganize a Fund at any time in accordance with the Declaration of Trust and governing law.
Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares, and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.
The prospectus and this Statement of Additional Information do not purport to create any contractual obligations between Harbor Funds II or any Fund and its shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Funds, including contracts with the Advisor and other service providers.

Shareholder and Trustee Liability
Harbor Funds II is organized as a Delaware statutory trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that no Fund will be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Advisor. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Advisor or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that the Advisor shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Advisor and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.
The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Custodian

State Street Bank and Trust Company
State Street Bank and Trust Company (the “Custodian”) has been retained to act as custodian of the Funds' assets and, in that capacity, maintains certain financial and accounting records of the Fund. The Custodian also serves as custodian of the Subsidiaries' assets. The Custodian’s mailing address is State Street Financial Center, 1 Lincoln Street, Boston, MA 02111-2900.

Independent Registered Public Accounting Firm and Financial Statements

Ernst & Young LLP
Ernst & Young LLP, 155 North Wacker Drive, Chicago, IL 60606, serves as the Funds' independent registered public accounting firm, providing audit and tax services. No audited Annual or Semi-Annual reports exist for the Funds, which had not commenced operations as of the date of this Statement of Additional Information.

Financial Statement

A copy of the Fund’s Annual Report (when available) may be obtained upon request and without charge by writing Harbor Funds II, P.O. Box 804660, Chicago, Illinois 60680-4108 or by calling 1-800-422-1050.
Embark Small Cap Equity Fund
Statement of Assets and Liabilities
December 4, 2023
ASSETS
Cash	$100,000
Deferred offering costs	10,000
Total Assets	$110,000
LIABILITIES
Deferred offering cost payable	10,000
Total Liabilities	10,000
NET ASSETS:	$100,000
Net Assets Consist of:
Paid-in capital	$100,000
NET ASSET VALUE PER SHARE
Net Assets	$100,000
Shares outstanding, no par value, unlimited shares authorized	10,000
Net asset value per share	$10.00

Notes to Financial Statement—December 4, 2023
Note 1—ORGANIZATIONAL MATTERS
Harbor Funds II (the “Trust”) was organized as a Delaware statutory trust on September 21, 2022. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust currently consists of two series, Embark Commodity Strategy Fund and Embark Small Cap Equity Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). The investment objective of Embark Commodity Strategy Fund is to seek to maximize total return. The investment objective of Embark Small Cap Equity Fund is to seek long-term capital growth. Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds currently offer up to two classes of shares, designated as Retirement Class and Institutional Class. The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights with respect to voting, redemptions, dividends, and liquidations, except, subject to the approval of the Trust’s Board of Trustees, certain expenses may be applied differently to each class of shares in accordance with current regulations of the U.S. Securities and Exchange Commission (“SEC”) and the Internal Revenue Service.
The financial statement and notes to the financial statement relate to Embark Small Cap Equity Fund. The Fund has had no operations to date other than matters relating to the sale and issuance of 10,000 shares of the Institutional Class to the Advisor at a net asset value of $10.00 per share on November 30, 2023. As of December 4, 2023, there was no investment into the Retirement Class.
Note 2—SIGINIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statement. The Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of the financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statement. Actual results may differ from those estimates.

Financial Statement

Notes to Financial
Statement—December 4,
2023 — Continued
Taxes
The Fund is treated as a separate entity for U.S. federal tax purposes. The Fund’s policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for U.S. federal taxes on income, capital gains or unrealized appreciation of securities held or excise taxes on income and capital gains.
Note 3—FEES AND OTHER TRANSACTIONS WITH AFFILIATE
Investment Adviser
Harbor Capital is a wholly owned subsidiary of ORIX Corporation. Harbor Capital is the Fund’s investment adviser and is also responsible for administrative and other services.
The advisory agreement of the Embark Small Cap Equity Fund provides for management fees based on an annual percentage rate of the Fund’s average daily net assets. The contractual management fee rate is 0.58%. As of December 4, 2023, no management fees were incurred as the Fund has not commenced operations.
All organizational expenses of the Trust will be borne by Harbor Capital and will not be subject to future recoupment. As a result, organizational expenses are not reflected in the Statement of Assets and Liabilities.
All offering expenses of the Trust will be borne by the Funds. Offering expenses incurred by the Trust will be capitalized and amortized by the Funds upon commencement of their respective operations. The deferred offering expenses and related liability for the Embark Small Cap Equity Fund are shown in the Statement of Assets and Liabilities.
Harbor Services Group, Inc., a wholly owned subsidiary of Harbor Capital, is the transfer and shareholder servicing agent for the Funds. The transfer agency and service agreement provides for compensation based on an annual percentage rate of each Fund’s average daily net assets. The contractual transfer agent fee rates are 0.10% for the Institutional Class and 0.02% for the Retirement Class.
Harbor Funds Distributors, Inc., a wholly owned subsidiary of Harbor Capital, is the distributor for the Fund’s shares.
State Street Bank and Trust Company serves as the Fund’s custodian.
Note 4—SUBSEQUENT EVENTS
Through the date the financial statement was issued, there were no subsequent events or transactions that would have materially impacted the financial statement or related disclosures as presented herein.

Financial Statement

Report of Independent Registered Public Accounting Firm
The Board of Trustees and Shareholders of the Embark Small Cap Equity Fund
Opinion on the Financial Statement
We have audited the accompanying statement of assets and liabilities of the Embark Small Cap Equity Fund (the “Fund”) (one of the funds constituting Harbor Funds II (the “Trust”)), as of December 4, 2023, and the related notes (collectively referred to as the “financial statement”). In our opinion, the financial statement presents fairly, in all material respects, the financial position of the Fund at December 4, 2023 in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
This financial statement is the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statement. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Harbor fund investment companies since 2000.
Chicago, Illinois
December 21, 2023

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111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302
800-422-1050
harborcapital.com
HFII.SAI.0124

HARBOR FUNDS II
PART C. OTHER INFORMATION
Item 28.	Exhibits
a.	(1)	Amended and Restated Agreement and Declaration of Trust dated November 13, 2023 – filed with Pre-Effective Amendment No. 1 on December 18, 2023
	(2)	Certificate of Trust of Registrant dated September 22, 2022 – filed with initial Registration Statement on October 11, 2023
b.		By-Laws dated January 10, 2024 – filed herewith
c.		Article VI of the Agreement and Declaration of Trust and Article III of the By-Laws – filed herewith
d.	(1)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Embark
Commodity Strategy Fund dated January 17, 2024 – filed with Pre-Effective Amendment No. 1 on
December 18, 2023

(2)
Investment Advisory Agreement between Embark Cayman Fund I Ltd, Embark Cayman Fund II Ltd,
Embark Cayman Fund III Ltd, Cayman Fund IV Ltd, Embark Cayman Fund V Ltd, Embark Cayman Fund
VI Ltd and Harbor Capital Advisors, Inc. dated January 17, 2024 – filed with Pre-Effective Amendment
No. 1 on December 18, 2023

(3)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and AQR Capital
Management, LLC – Embark Commodity Strategy Fund dated January 17, 2024 – filed with Pre-Effective
Amendment No. 1 on December 18, 2023

(4)
Subadvisory Agreement between Embark Cayman Fund I Ltd, Harbor Capital Advisors, Inc. and AQR
Capital Management, LLC dated January 17, 2024 – filed with Pre-Effective Amendment No. 1 on
December 18, 2023

(5)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and CoreCommodity
Management, LLC – Embark Commodity Strategy Fund dated January 17, 2024 – filed with Pre-Effective
Amendment No. 1 on December 18, 2023

(6)
Subadvisory Agreement between Embark Cayman Fund II Ltd, Harbor Capital Advisors, Inc. and
CoreCommodity Management, LLC dated January 17, 2024 – filed with Pre-Effective Amendment No. 1 on December 18, 2023

(7)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Neuberger Berman
Investment Advisers LLC – Embark Commodity Strategy Fund dated January 17, 2024 – filed with
Pre-Effective Amendment No. 1 on December 18, 2023

(8)
Subadvisory Agreement between Embark Cayman Fund III Ltd, Harbor Capital Advisors, Inc. and
Neuberger Berman Investment Advisers LLC dated January 17, 2024 – filed with Pre-Effective Amendment
No. 1 on December 18, 2023

(9)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Quantix Commodities
LP – Embark Commodity Strategy Fund dated January 17, 2024 – filed with Pre-Effective Amendment
No. 1 on December 18, 2023

	(10)	Subadvisory Agreement between Embark Cayman Fund IV Ltd, Harbor Capital Advisors, Inc. and Quantix Commodities LP dated January 17, 2024 – filed with Pre-Effective Amendment No. 1 on December 18, 2023
(11)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Schroder Investment
Management North America Inc. – Embark Commodity Strategy Fund dated January 17, 2024 – filed with
Pre-Effective Amendment No. 1 on December 18, 2023

(12)
Sub-Subadvisory Agreement between Schroder Investment Management North America, Inc. and Schroder
Investment Management North America Limited – Embark Commodity Strategy Fund - dated January 17,
2023 – filed with Pre-Effective Amendment No. 1 on December 18, 2023

(13)
Subadvisory Agreement between Embark Cayman Fund V Ltd, Harbor Capital Advisors, Inc. and Schroder
Investment Management North America Inc. dated January 17, 2024 – filed with Pre-Effective Amendment
No. 1 on December 18, 2023

(14)
Sub-Subadvisory Agreement between Schroder Investment Management North America, Inc. and Schroder
Investment Management North America Limited – Embark Cayman Fund V Ltd - dated January 17, 2023 –
filed with Pre-Effective Amendment No. 1 on December 18, 2023

(15)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Summerhaven
Investment Management, LLC – Embark Commodity Strategy Fund dated January 17, 2024 – filed with
Pre-Effective Amendment No. 1 on December 18, 2023

(16)
Subadvisory Agreement between Embark Cayman Fund VI Ltd, Harbor Capital Advisors, Inc. and
Summerhaven Investment Management, LLC dated January 17, 2024 – filed with Pre-Effective Amendment
No. 1 on December 18, 2023

(17)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Embark Small
Cap Equity Fund dated January 17, 2024 – filed with Pre-Effective Amendment No. 1 on December 18,
2023

(18)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and Copeland Capital Management, LLC – Embark Small Cap Equity Fund dated January 17, 2024 –
filed with Pre-Effective Amendment No. 1 on December 18, 2023

(19)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and Granahan Investment Management LLC – Embark Small Cap Equity Fund dated January 17, 2024
– filed with Pre-Effective Amendment No. 1 on December 18, 2023

(20)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and Hotchkis and Wiley Capital Management, LLC – Embark Small Cap Equity Fund dated
January 17, 2024 – filed with Pre-Effective Amendment No. 1 on December 18, 2023

(21)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and Punch & Associates Investment Management, Inc. – Embark Small Cap Equity Fund dated
January 17, 2024 – filed with Pre-Effective Amendment No. 1 on December 18, 2023

(22)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and Reinhart Partners LLC – Embark Small Cap Equity Fund dated January 17, 2024 – filed with
Pre-Effective Amendment No. 1 on December 18, 2023

(23)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and Shapiro Capital Management LLC – Embark Small Cap Equity Fund dated January 17, 2024 –
filed with Pre-Effective Amendment No. 1 on December 18, 2023

(24)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and Westfield Capital Management Company, L.P. – Embark Small Cap Equity Fund dated January 17,
2024 – filed with Pre-Effective Amendment No. 1 on December 18, 2023

	(25)	Contractual Expense Limitation between the Registrant, Harbor Capital Advisors, Inc. dated January 17, 2024 – filed with Pre-Effective Amendment No. 1 on December 18, 2023
e.		Distribution Agreement between Registrant and Harbor Funds Distributors, Inc. dated November 13, 2023 – filed with Pre-Effective Amendment No. 1 on December 18, 2023
f.		None
g.		Custodian Agreement between the Registrant and State Street Bank and Trust Company dated November 29, 2023 – filed with Pre-Effective Amendment No. 1 on December 18, 2023
h.		Transfer Agency and Service Agreement between the Registrant and Harbor Services Group, Inc. dated November 13, 2023 – filed with Pre-Effective Amendment No. 1 on December 18, 2023
i.		Legal Opinion of General Counsel – filed herewith
j.		Consent of Independent Registered Public Accounting Firm – filed herewith
k.		None
l.		None
m.		None
n.		Multiple Class Plan pursuant to Rule 18f-3 dated January 17, 2024 – filed with Pre-Effective Amendment No. 1 on December 18, 2023
o.		Power of Attorney dated December 14, 2023 – filed with Pre-Effective Amendment No. 1 on December 18, 2023
p.	(1)	Harbor Funds II Code of Ethics dated December 1, 2023 – filed with Pre-Effective Amendment No. 2. On January 11, 2024
	(2)	Harbor Capital Advisors, Inc. and Harbor Funds Distributors, Inc. Code of Ethics and Standards of Conduct dated December 1, 2023 – filed with Pre-Effective Amendment No. 2. On January 11, 2024
	(3)	AQR Capital Management, LLC Code of Ethics dated December 2022 – filed with Pre-Effective Amendment No. 2. On January 11, 2024
	(4)	CoreCommodity Management, LLC Code of Ethics dated October 2022 – filed with Pre-Effective Amendment No. 2. On January 11, 2024
	(5)	Neuberger Berman Investment Advisers LLC Code of Ethics dated July 1, 2023 – filed with Pre-Effective Amendment No. 2. On January 11, 2024
	(6)	Quantix Commodities LP Code of Ethics dated June 2023 – filed with Pre-Effective Amendment No. 2. On January 11, 2024

(7)	Schroder Investment Management North America Inc. Code of Ethics dated September 14, 2021 – filed with Pre-Effective Amendment No. 2. On January 11, 2024
(8)	Schroder Investment Management North America Limited Code of Ethics dated April 2020 – filed with Pre-Effective Amendment No. 2. On January 11, 2024
(9)	Summerhaven Investment Management, LLC Code of Ethics dated October 2021 – filed with Pre-Effective Amendment No. 2. On January 11, 2024
(10)	Copeland Capital Management, LLC Code of Ethics dated September 2022 – filed with Pre-Effective Amendment No. 2. On January 11, 2024
(11)	Granahan Investment Management LLC Code of Ethics dated April 26, 2022 – filed with Pre-Effective Amendment No. 2. On January 11, 2024
(12)	Hotchkis and Wiley Capital Management, LLC Code of Ethics dated September 1, 2021 – filed with Pre-Effective Amendment No. 2. On January 11, 2024
(13)	Punch & Associates Investment Management, Inc. Code of Ethics dated December 2023 – filed with Pre-Effective Amendment No. 2. On January 11, 2024
(14)	Reinhart Partners LLC Code of Ethics dated May 1, 2023 – filed with Pre-Effective Amendment No. 2. On January 11, 2024
(15)	Shapiro Capital Management LLC Code of Ethics dated October 20, 2023 – filed with Pre-Effective Amendment No. 2. On January 11, 2024
(16)	Westfield Capital Management Company, L.P. Code of Ethics dated September 25, 2023 – filed with Pre-Effective Amendment No. 2. On January 11, 2024

1
Item 29. Persons Controlled by or Under Common Control with Registrant
None
Item 30. Indemnification
Article IX, Sections 1 and 2 of the Agreement and Declaration of Trust (“Declaration of Trust”) of the Registrant, a Delaware statutory trust, limit the liability of Trustees and officers of the Registrant and provide for their indemnification, subject to certain limitations. Article IX, Section 1 provides that nothing contained in the Declaration of Trust or Delaware Statutory Trust Act shall protect any Trustee or officer of the Registrant against liability to the Registrant or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Article IX, Section 2 provides that indemnification will not be provided to a person who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust is incorporated by reference to Exhibit a.(1).
The Registrant maintains directors and officers insurance that, subject to the terms, conditions and deductibles of the policy, covers Trustees and officers of the Registrant while acting in their capacities as such. The issuer of the policy is the Chubb Group of Insurance Companies.
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 31. Business or Other Connections of Investment Adviser
The business of Harbor Capital Advisors, Inc. is summarized under “The Adviser” section in the Prospectuses constituting Part A of this Registration Statement, which summaries are incorporated herein by reference.
The business or other connections of each director and officer of Harbor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Harbor Capital Advisors, Inc. (File No. 801-60367), and is hereby incorporated herein by reference thereto.

For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of each of the Subadvisers, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference. The file number for each Subadviser is listed below.
File Number	Subadvisor
801-55543	AQR Capital Management, LLC
801-65436	CoreCommodity Management, LLC
801-61757	Neuberger Berman Investment Advisers LLC
801-123068	Quantix Commodities LP
801-15834	Schroder Investment Management North America Inc.
801-37163	Schroder Investment Management North America Limited
801-111663	Summerhaven Investment Management, LLC
801-68586	Copeland Capital Management, LLC
801-23705	Granahan Investment Management LLC
801-60512	Hotchkis and Wiley Capital Management, LLC
801-61205	Punch & Associates Investment Management, Inc.
801-40278	Reinhart Partners LLC
801-34275	Shapiro Capital Management LLC
801-69413	Westfield Capital Management Company, L.P.
Item 32. Principal Underwriter
(a)
Harbor Funds
(b)
The following table sets forth information concerning each director and officer of the Registrant’s principal underwriter, Harbor Funds Distributors, Inc.:
Name	Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Charles F. McCain	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Director, Chief Executive Officer	Chairman, Trustee and President
Stephanie A. Nee	33 Arch Street 20th Floor Boston, Massachusetts 02110	Chief Compliance Officer and Secretary	None
John S. Halaby	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	President	None
Gregg M. Boland	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President and AML Compliance Officer	Vice President and AML Compliance Officer
Ross W. Frankenfield	33 Arch Street 20th Floor Boston, Massachusetts 02110	Senior Vice President	None
Rebecca Muse-Orlinoff	33 Arch Street 20th Floor Boston, Massachusetts 02110	Senior Vice President	None

Name	Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Mary B. Gordon	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Johanna Z. Vogel	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Chase A. Bower	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Dale J. Korman	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Kurt G. Gustafson	33 Arch Street 20th Floor Boston, Massachusetts 02110	Senior Vice President	None
John Montague	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Bilal S. Little	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Chad M. Harding	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Donald S. Allen	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Donald L. Best	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
James R. Audas	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Matthew T. Sullivan	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Rory N. Camardello	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Adam D. Liebentritt	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Todd F. Ermenio	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Jacob J. Kunkel	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Vice President, Chief Financial Officer and Treasurer	None

Name	Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Scott C. Sinclair	33 Arch Street 20th Floor Boston, Massachusetts 02110	Vice President	None
Bryan P. Griffin	33 Arch Street 20th Floor Boston, Massachusetts 02110	Vice President	None
Stephen J. Evangelista	33 Arch Street 20th Floor Boston, Massachusetts 02110	Vice President	None
Joseph P. Alkaraki	33 Arch Street 20th Floor Boston, Massachusetts 02110	Vice President	None
Alexandra R. Richardson	33 Arch Street 20th Floor Boston, Massachusetts 02110	Vice President	None
Thomas J. Pelletier	33 Arch Street 20th Floor Boston, Massachusetts 02110	Vice President	None
Joseph R. Shields	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Vice President	None
Diane J. Johnson	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Vice President	None
(c)
Not applicable
Item 33. Location of Accounts and Records
The books, accounts, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant, Harbor Capital Advisors, Inc., Harbor Funds Distributors, Inc., and Harbor Services Group, Inc. each of which is located at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606. Records also are maintained by each Fund’s respective subadviser at their respective locations identified in this Registration Statement.
Records relating to the duties of the Registrant’s custodian are maintained by State Street Bank and Trust Company, 1 Lincoln Street, Boston, Massachusetts 02111.
Item 34. Management Services
Not applicable
Item 35. Undertakings
The Registrant undertakes to file a fidelity bond on Form 40-17G.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and  has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on January 19, 2024.
Harbor Funds II
By: /s/ Charles F. McCain

Charles F. McCain
President and Trustee
Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
/s/ Charles F. McCain Charles F. McCain	President and Trustee (Principal Executive Officer)	January 19, 2024
/s/ John M. Paral John M. Paral	Treasurer (Principal Financial and Accounting Officer)	January 19, 2024
/s/ Scott M. Amero* Scott M. Amero	Trustee	January 19, 2024
/s/ Donna J. Dean* Donna J. Dean	Trustee	January 19, 2024
/s/ Robert Kasdin* Robert Kasdin	Trustee	January 19, 2024
/s/ Kathryn L. Quirk* Kathryn L. Quirk	Trustee	January 19, 2024
/s/ Douglas J. Skinner* Douglas J. Skinner	Trustee	January 19, 2024
/s/ Ann M. Spruill* Ann M. Spruill	Trustee	January 19, 2024
/s/ Landis Zimmerman* Landis Zimmerman	Trustee	January 19, 2024
By* /s/ Charles F. McCain

 Charles F. McCain
 As Attorney-in-Fact
 Dated: January 19, 2024
* Pursuant to Powers of Attorney dated December 14, 2023 filed with Pre-Effective Amendment No. 1 on December 18, 2023.

HARBOR FUNDS II
INDEX TO EXHIBITS IN REGISTRATION STATEMENT
NO.	EXHIBIT
99.b	By-Laws dated January 10, 2024
99.c	Article VI of the Agreement and Declaration of Trust and Article III of the By-Laws
99.i	Legal Opinion of General Counsel
99.j	Consent of Independent Registered Public Accounting Firm
I-1